Due to size constraints, this filing is being made in 2 related submissions. This submission is the second of the 2 related submissions. The accession numbers of the previous related submissions are as follows:

0001140361-11-023660

1 -	January 10, 2005
2 -	January 18, 2005
3 -	January 5, 2006
4 -	January 9, 2006
5 -	January 17, 2006
6 -	January 19, 2006
7 -	January 23, 2006
8 -	January 26, 2006
9 -	January 27, 2006
10 -	February 1, 2006
11 -	February 2, 2006
12 -	February 6, 2006
13 -	February 8, 2006
14 -	February 10, 2006
15 -	February 13, 2006
16 -	February 14, 2006
17 -	February 15, 2006
18 -	February 17, 2006
19 -	March 9, 2006
20 -	March 10, 2006
21 -	March 13, 2006
22 -	March 28, 2006
23 -	March 29, 2006
24 -	March 30, 2006
25 -	April 5, 2006
26 -	April 6, 2006
27 -	April 10, 2006
28 -	April 18, 2006
29 -	April 21, 2006
30 -	May 1, 2006
31 -	May 2, 2006
32 -	May 3, 2006
33 -	May 4, 2006
34 -	May 8, 2006
35 -	May 10, 2006
36 -	May 11, 2006
37 -	May 12, 2006
38 -	May 15, 2006
39 -	May 16, 2006
40 -	May 17, 2006
41 -	May 18, 2006
42 -	May 22, 2006
43 -	May 23, 2006
44 -	May 25, 2006
45 -	May 26, 2006
46 -	May 30, 2006
47 -	May 31, 2006
48 -	June 1, 2006
49 -	June 2, 2006
50 -	June 5, 2006
51 -	June 6, 2006
52 -	June 8, 2006
53 -	June 12, 2006
54 -	June 13, 2006
55 -	June 14, 2006
56 -	June 15, 2006
57 -	June 19, 2006
58 -	June 20, 2006
59 -	June 22, 2006
60 -	June 26, 2006
61 -	June 29, 2006
62 -	July 6, 2006
63 -	July 7, 2006
64 -	July 10, 2006
65 -	July 11, 2006
66 -	July 12, 2006
67 -	July 14, 2006
68 -	July 19, 2006
69 -	July 20, 2006
70 -	July 21, 2006
71 -	July 25, 2006
72 -	August 1, 2006
73 -	August 2, 2006
74 -	August 3, 2006
75 -	August 4, 2006
76 -	August 8, 2006
77 -	August 15, 2006
78 -	August 16, 2006
79 -	August 21, 2006
80 -	August 24, 2006
81 -	August 28, 2006
82 -	August 30, 2006
83 -	August 31, 2006
84 -	September 12, 2006
85 -	September 14, 2006
86 -	September 18, 2006
87 -	September 21, 2006
88 -	September 22, 2006
89 -	September 26, 2006
90 -	September 28, 2006
91 -	September 29, 2006
92 -	October 9, 2006
93 -	October 13, 2006
94 -	October 23, 2006
95 -	October 27, 2006
96 -	November 1, 2006
97 -	November 7, 2006
98 -	November 8, 2006
99 -	November 16, 2006
100 -	November 17, 2006
101 -	November 21, 2006
102 -	November 27, 2006
103 -	November 28, 2006
104 -	November 29, 2006
105 -	December 6, 2006
106 -	December 7, 2006
107 -	December 11, 2006
108 -	December 14, 2006
109 -	December 18, 2006
110 -	December 27, 2006
111 -	December 29, 2006
112 -	January 3, 2007
113 -	January 4, 2007
114 -	January 16, 2007
115 -	January 17, 2007
116 -	January 18, 2007
117 -	January 19, 2007
118 -	January 22, 2007
119 -	January 23, 2007
120 -	January 24, 2007
121 -	January 25, 2007
122 -	January 26, 2007
123 -	January 31, 2007
124 -	February 1, 2007
125 -	February 2, 2007
126 -	February 6, 2007
127 -	February 7, 2007
128 -	February 8, 2007
129 -	February 9, 2007
130 -	February 12, 2007
131 -	February 14, 2007
132 -	February 15, 2007
133 -	February 16, 2007
134 -	February 20, 2007
135 -	February 21, 2007
136 -	February 23, 2007
137 -	February 26, 2007
138 -	February 27, 2007
139 -	February 28, 2007
140 -	March 1, 2007
141 -	March 5, 2007
142 -	March 9, 2007
143 -	March 12, 2007
144 -	March 13, 2007
145 -	March 14, 2007
146 -	March 16, 2007
147 -	March 19, 2007
148 -	March 21, 2007
149 -	March 23, 2007
150 -	March 26, 2007
151 -	March 27, 2007
152 -	March 28, 2007
153 -	March 30, 2007
154 -	April 4, 2007
155 -	April 9, 2007
156 -	April 10, 2007
157 -	April 11, 2007
158 -	April 17, 2007
159 -	April 18, 2007
160 -	April 20, 2007
161 -	April 24, 2007
162 -	April 30, 2007
163 -	May 2, 2007
164 -	May 3, 2007
165 -	May 4, 2007
166 -	May 7, 2007
167 -	May 10, 2007
168 -	May 11, 2007
169 -	May 14, 2007
170 -	May 15, 2007
171 -	May 16, 2007
172 -	May 18, 2007
173 -	May 21, 2007
174 -	May 24, 2007
175 -	May 30, 2007
176 -	June 1, 2007
177 -	June 6, 2007
178 -	June 12, 2007
179 -	June 18, 2007
180 -	July 2, 2007
181 -	July 3, 2007
182 -	July 6, 2007
183 -	July 11, 2007
184 -	July 12, 2007
185 -	July 24, 2007
186 -	July 25, 2007
187 -	August 9, 2007
188 -	August 15, 2007
189 -	August 20, 2007
190 -	August 29, 2007
191 -	August 30, 2007
192 -	September 17, 2007
193 -	September 18, 2007
194 -	September 19, 2007
195 -	September 21, 2007
196 -	October 2, 2007
197 -	October 10, 2007
198 -	October 17, 2007
199 -	October 19, 2007
200 -	October 30, 2007
201 -	October 31, 2007
202 -	November 5, 2007
203 -	November 12, 2007
204 -	November 14, 2007
205 -	November 21, 2007
206 -	November 30, 2007
207 -	December 3, 2007
208 -	December 4, 2007
209 -	December 5, 2007
210 -	December 6, 2007
211 -	December 12, 2007
212 -	December 13, 2007
213 -	December 18, 2007
214 -	December 19, 2007
215 -	December 20, 2007
216 -	December 24, 2007
217 -	December 27, 2007
218 -	December 31, 2007
219 -	January 3, 2008
220 -	January 4, 2008
221 -	January 10, 2008
222 -	January 14, 2008
223 -	January 18, 2008
224 -	January 22, 2008
225 -	January 24, 2008
226 -	January 29, 2008
227 -	February 1, 2008
228 -	February 4, 2008
229 -	February 8, 2008
230 -	February 14, 2008
231 -	March 4, 2008
232 -	March 7, 2008
233 -	March 14, 2008
234 -	March 18, 2008
235 -	March 24, 2008
236 -	April 2, 2008
237 -	April 3, 2008
238 -	April 4, 2008
239 -	April 8, 2008
240 -	April 10, 2008
241 -	April 14, 2008
242 -	April 15, 2008
243 -	April 21, 2008
244 -	April 22, 2008
245 -	April 24, 2008
246 -	May 5, 2008
247 -	May 6, 2008
248 -	May 19, 2008
249 -	May 23, 2008
250 -	May 29, 2008
251 -	June 4, 2008
252 -	June 12, 2008
253 -	June 27, 2008
254 -	June 30, 2008
255 -	July 3, 2008
256 -	July 8, 2008
257 -	August 13, 2008
258 -	August 19, 2008
259 -	August 21, 2008
260 -	September 16, 2008
261 -	October 6, 2008
262 -	October 7, 2008
263 -	October 9, 2008
264 -	October 20, 2008
265 -	October 29, 2008
266 -	November 4, 2008
267 -	December 8, 2008
268 -	December 10, 2008
269 -	December 12, 2008
270 -	December 29, 2008
271 -	December 31, 2008
272 -	January 2, 2009
273 -	January 15, 2009
274 -	January 16, 2009
275 -	February 3, 2009
276 -	February 11, 2009
277 -	April 3, 2009
278 -	April 6, 2009
279 -	April 16, 2009
280 -	April 23, 2009
281 -	April 24, 2009
282 -	May 5, 2009
283 -	May 7, 2009
284 -	May 21, 2009
285 -	May 27, 2009
286 -	June 1, 2009
287 -	June 4, 2009
288 -	June 5, 2009
289 -	June 10, 2009
290 -	June 11, 2009
291 -	June 16, 2009
292 -	June 19, 2009
293 -	June 22, 2009
294 -	June 24, 2009
295 -	July 22, 2009
296 -	July 27, 2009
297 -	July 28, 2009
298 -	July 30, 2009
299 -	August 10, 2009
300 -	August 11, 2009
301 -	August 12, 2009
302 -	August 14, 2009
303 -	August 17, 2009
304 -	August 24, 2009
305 -	August 31, 2009
306 -	September 4, 2009
307 -	September 9, 2009
308 -	September 10, 2009
309 -	September 18, 2009
310 -	September 25, 2009
311 -	September 28, 2009
312 -	September 29, 2009
313 -	September 30, 2009
314 -	October 1, 2009
315 -	October 5, 2009
316 -	October 8, 2009
317 -	October 9, 2009
318 -	October 12, 2009
319 -	October 20, 2009
320 -	October 30, 2009
321 -	November 2, 2009
322 -	November 16, 2009
323 -	November 19, 2009
324 -	November 23, 2009
325 -	December 3, 2009
326 -	December 9, 2009
327 -	December 16, 2009
328 -	January 4, 2010
329 -	January 6, 2010
330 -	February 12, 2010
331 -	March 31, 2010
332 -	May 4, 2010
333 -	May 5, 2010
334 -	May 7, 2010
335 -	May 10, 2010
336 -	May 12, 2010
337 -	May 14, 2010
338 -	May 18, 2010
339 -	May 20, 2010
340 -	May 21, 2010
341 -	June 2, 2010
342 -	June 4, 2010
343 -	June 7, 2010
344 -	June 9, 2010
345 -	June 14, 2010
346 -	June 17, 2010
347 -	June 21, 2010
348 -	June 22, 2010
349 -	June 24, 2010
350 -	July 19, 2010
351 -	August 5, 2010
352 -	August 9, 2010
353 -	August 10, 2010
354 -	September 10, 2010
355 -	September 20, 2010
356 -	September 29, 2010
357 -	October 6, 2010
358 -	October 11, 2010
359 -	October 13, 2010
360 -	October 15, 2010
361 -	October 28, 2010
362 -	November 1, 2010
363 -	November 3, 2010
364 -	November 4, 2010
365 -	November 11, 2010
366 -	November 17, 2010
367 -	December 1, 2010
368 -	December 9, 2010
369 -	December 17, 2010
370 -	December 22, 2010

Jackson National Separate Account I

Financial Statements

December 31, 2010

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2010

					JNL/American		JNL/American	JNL/American	JNL/American
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	Funds Blue Chip	JNL/American	Funds Global	Funds	Funds	JNL/American
	Alt 20	Alt 35	Alt 50	Alt 65	Income and	Funds Global	Small Capitalization	Growth-Income	International	Funds New
	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Bond Portfolio	Portfolio	Portfolio	Portfolio	World Portfolio
Assets
Investments, at value (a)	$591,939,573	$866,695,998	$1,045,301,753	$686,358,528	$139,612,327	$99,514,336	$74,487,499	$164,649,468	$97,916,654	$128,284,498
Receivables:
Investment securities sold	183,419	277,731	402,425	334,647	34,560	42,564	29,301	54,349	27,660	70,673
Sub-account units sold	534,328	1,692,609	2,065,231	1,168,569	994,665	414,905	218,444	889,501	450,413	665,223
Total assets	592,657,320	868,666,338	1,047,769,409	687,861,744	140,641,552	99,971,805	74,735,244	165,593,318	98,394,727	129,020,394

Liabilities
Payables:
Investment securities purchased	534,328	1,692,609	2,065,231	1,168,569	994,665	414,905	218,444	889,501	450,413	665,223
Sub-account units redeemed	159,770	242,451	359,240	305,736	29,023	38,448	26,228	47,571	23,712	65,337
Insurance fees due to Jackson	23,649	35,280	43,185	28,910	5,537	4,116	3,073	6,778	3,948	5,336
Total liabilities	717,747	1,970,340	2,467,656	1,503,215	1,029,225	457,469	247,745	943,850	478,073	735,896
Net assets (Note 7)	$591,939,573	$866,695,998	$1,045,301,753	$686,358,529	$139,612,327	$99,514,336	$74,487,499	$164,649,468	$97,916,654	$128,284,498

(a) Investment shares	41,336,562	57,587,774	67,482,360	42,710,549	13,437,183	9,522,903	6,680,493	15,755,930	9,024,576	11,292,649
Investments at cost	$527,941,471	$761,292,787	$921,457,171	$604,585,636	$128,316,826	$98,614,869	$67,181,165	$151,200,357	$90,183,499	$119,280,026

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2010

	JNL/BlackRock		JNL/Capital	JNL/Capital	JNL/Capital				JNL/Franklin
	Commodity	JNL/BlackRock	Guardian Global	Guardian Global	Guardian U.S.	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin
	Securities	Global Allocation	Balanced	Diversified	Growth Equity	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton
	Portfolio	Portfolio	Portfolio	Research Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio
Assets
Investments, at value (a)	$685,622,577	$172,035,996	$339,312,854	$289,989,472	$395,676,925	$109,852,162	$414,823,887	$980,170,292	$120,991,401	$647,703,471
Receivables:
Investment securities sold	620,711	89,179	188,093	193,685	349,374	47,754	475,033	1,276,016	78,517	513,976
Sub-account units sold	1,282,558	2,135,234	72,160	164,658	683,238	127,251	916,042	1,516,193	344,029	628,774
Total assets	687,525,846	174,260,409	339,573,107	290,347,815	396,709,537	110,027,167	416,214,962	982,962,501	121,413,947	648,846,221

Liabilities
Payables:
Investment securities purchased	1,282,558	2,135,234	72,160	164,658	683,238	127,251	916,042	1,516,193	344,029	628,774
Sub-account units redeemed	590,947	82,058	173,775	181,657	333,040	43,091	457,183	1,233,306	73,460	486,035
Insurance fees due to Jackson	29,764	7,121	14,318	12,028	16,334	4,663	17,850	42,710	5,057	27,941
Total liabilities	1,903,269	2,224,413	260,253	358,343	1,032,612	175,005	1,391,075	2,792,209	422,546	1,142,750
Net assets (Note 7)	$685,622,577	$172,035,996	$339,312,854	$289,989,472	$395,676,925	$109,852,162	$414,823,887	$980,170,292	$120,991,401	$647,703,471

(a) Investment shares	62,216,205	16,621,835	35,642,107	12,483,404	18,672,814	14,986,652	18,959,044	111,004,563	14,974,183	64,129,056
Investments at cost	$572,660,275	$168,677,250	$328,011,986	$257,974,456	$346,482,071	$108,205,941	$338,320,626	$960,382,739	$114,979,572	$614,630,769

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2010

	JNL/Franklin		JNL/Franklin	JNL/	JNL/Goldman	JNL/	JNL/Goldman
	Templeton Inter-	JNL/Franklin	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	Sachs U.S.	JNL/Invesco	JNL/Invesco	JNL/Invesco
	national Small Cap	Templeton Mutual	Small Cap	Core Plus	Markets Debt	Mid Cap	Equity Flex	Global Real Estate	International	Large Cap
	Growth Portfolio	Shares Portfolio	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio
Assets
Investments, at value (a)	$147,476,721	$242,091,585	$235,996,231	$471,544,213	$363,804,676	$235,721,988	$109,598,052	$355,580,547	$273,457,922	$266,462,231
Receivables:
Investment securities sold	72,407	162,961	210,116	412,962	312,309	183,675	172,670	291,625	281,308	497,157
Sub-account units sold	291,348	497,366	684,182	431,431	784,983	472,651	336,201	723,432	505,499	357,529
Total assets	147,840,476	242,751,912	236,890,529	472,388,606	364,901,968	236,378,314	110,106,923	356,595,604	274,244,729	267,316,917

Liabilities
Payables:
Investment securities purchased	291,348	497,366	684,182	431,431	784,983	472,651	336,201	723,432	505,499	357,529
Sub-account units redeemed	66,151	152,852	199,912	392,503	296,562	173,519	168,008	276,409	269,733	485,502
Insurance fees due to Jackson	6,256	10,109	10,204	20,459	15,747	10,156	4,662	15,216	11,575	11,654
Total liabilities	363,755	660,327	894,298	844,393	1,097,292	656,326	508,871	1,015,057	786,807	854,685
Net assets (Note 7)	$147,476,721	$242,091,585	$235,996,231	$471,544,213	$363,804,676	$235,721,988	$109,598,052	$355,580,547	$273,457,922	$266,462,232

(a) Investment shares	18,051,006	28,548,536	21,415,266	38,842,192	26,652,357	22,237,923	13,381,936	41,833,006	26,446,608	21,164,593
Investments at cost	$123,757,546	$223,268,140	$194,374,394	$463,983,731	$336,700,259	$202,047,604	$95,833,296	$340,905,479	$257,241,485	$234,948,249

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2010

					JNL/JPMorgan
	JNL/Invesco	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Small Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Global Basics	Global Leaders	10 x 10
	Growth Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$139,754,356	$843,627,980	$302,225,301	$171,540,058	$491,103,647	$973,070,632	$196,395,684	$42,220,995	$22,109,439	$228,626,310
Receivables:
Investment securities sold	120,117	1,264,980	506,920	177,710	498,960	920,343	203,702	17,397	14,115	431,586
Sub-account units sold	182,552	1,763,981	530,847	214,751	304,481	2,060,523	275,056	117,855	65,876	445,661
Total assets	140,057,025	846,656,941	303,263,068	171,932,519	491,907,088	976,051,498	196,874,442	42,356,247	22,189,430	229,503,557

Liabilities
Payables:
Investment securities purchased	182,552	1,763,981	530,847	214,751	304,481	2,060,523	275,056	117,855	65,876	445,661
Sub-account units redeemed	114,070	1,229,367	493,720	170,565	477,815	878,389	195,208	15,602	13,167	422,059
Insurance fees due to Jackson	6,047	35,613	13,200	7,145	21,145	41,954	8,494	1,795	948	9,527
Total liabilities	302,669	3,028,961	1,037,767	392,461	803,441	2,980,866	478,758	135,252	79,991	877,247
Net assets (Note 7)	$139,754,356	$843,627,980	$302,225,301	$171,540,058	$491,103,647	$973,070,632	$196,395,684	$42,220,995	$22,109,439	$228,626,310

(a) Investment shares	10,952,536	73,808,222	40,189,535	8,568,434	37,952,368	80,485,577	16,945,270	2,818,491	1,735,435	27,813,420
Investments at cost	$116,352,414	$773,022,399	$326,952,780	$139,370,878	$484,280,660	$816,196,073	$180,864,949	$36,008,921	$19,465,124	$206,458,276

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2010

		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend	European 30	Financial	Global 15	Global Alpha
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Sector Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$487,531,920	$533,405,028	$59,388,369	$74,764,115	$376,875,309	$253,764,106	$16,887,125	$172,833,978	$522,950,999	$38,606,136
Receivables:
Investment securities sold	663,602	440,558	100,179	106,425	725,819	374,597	4,950	91,146	689,401	18,202
Sub-account units sold	471,841	577,352	114,841	206,142	279,763	255,354	9,109	239,588	312,102	26,594
Total assets	488,667,363	534,422,938	59,603,389	75,076,682	377,880,891	254,394,057	16,901,184	173,164,712	523,952,502	38,650,932

Liabilities
Payables:
Investment securities purchased	471,841	577,352	114,841	206,142	279,763	255,354	9,109	239,588	312,102	26,594
Sub-account units redeemed	641,968	417,232	97,524	103,196	709,206	363,466	4,254	83,493	666,101	16,548
Insurance fees due to Jackson	21,634	23,326	2,655	3,229	16,613	11,131	696	7,653	23,300	1,654
Total liabilities	1,135,443	1,017,910	215,020	312,567	1,005,582	629,951	14,059	330,734	1,001,503	44,796
Net assets (Note 7)	$487,531,920	$533,405,028	$59,388,369	$74,764,115	$376,875,309	$253,764,106	$16,887,125	$172,833,978	$522,950,999	$38,606,136

(a) Investment shares	39,002,554	45,473,574	17,114,804	7,529,115	37,649,881	38,160,016	1,471,004	24,038,105	30,870,779	3,687,310
Investments at cost	$440,744,373	$521,363,377	$54,689,647	$65,391,725	$363,896,652	$296,906,434	$16,302,998	$159,905,558	$480,056,580	$37,366,775

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2010

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10
	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$159,185,754	$302,371,774	$473,953,439	$3,150,481,677	$408,700,472	$113,839,885	$95,366,089	$593,299,218	$35,548,780	$289,550,874
Receivables:
Investment securities sold	88,667	202,464	437,097	4,424,250	414,314	125,282	121,341	541,029	33,074	722,568
Sub-account units sold	195,151	269,433	423,763	1,335,582	79,435	97,153	116,342	757,899	39,132	357,506
Total assets	159,469,572	302,843,671	474,814,299	3,156,241,509	409,194,221	114,062,320	95,603,772	594,598,146	35,620,986	290,630,948

Liabilities
Payables:
Investment securities purchased	195,151	269,433	423,763	1,335,582	79,435	97,153	116,342	757,899	39,132	357,506
Sub-account units redeemed	81,743	190,114	416,363	4,284,701	396,297	120,182	117,113	514,396	31,564	709,744
Insurance fees due to Jackson	6,924	12,350	20,734	139,549	18,017	5,100	4,228	26,633	1,510	12,824
Total liabilities	283,818	471,897	860,860	5,759,832	493,749	222,435	237,683	1,298,928	72,206	1,080,074
Net assets (Note 7)	$159,185,754	$302,371,774	$473,953,439	$3,150,481,677	$408,700,472	$113,839,885	$95,366,089	$593,299,218	$35,548,780	$289,550,874

(a) Investment shares	14,025,177	31,431,577	37,977,038	362,124,331	45,973,056	9,899,120	12,957,349	22,171,122	2,796,914	26,467,173
Investments at cost	$155,351,330	$259,175,265	$473,227,472	$3,708,724,616	$415,763,136	$98,178,259	$98,509,442	$537,325,695	$32,514,299	$312,150,175

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2010

										JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer
	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth
	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio
Assets
Investments, at value (a)	$45,374,926	$465,804,873	$811,001,199	$174,748,033	$278,923,161	$444,510,802	$272,751,649	$547,477,608	$285,252,176	$247,329,291
Receivables:
Investment securities sold	63,442	654,278	858,982	180,999	521,905	613,638	242,241	885,422	670,034	277,953
Sub-account units sold	45,888	333,866	888,648	303,564	324,515	1,263,080	383,838	303,687	64,957	346,412
Total assets	45,484,256	466,793,017	812,748,829	175,232,596	279,769,581	446,387,520	273,377,728	548,666,717	285,987,167	247,953,656

Liabilities
Payables:
Investment securities purchased	45,888	333,866	888,648	303,564	324,515	1,263,080	383,838	303,687	64,957	346,412
Sub-account units redeemed	61,487	633,728	823,968	173,156	509,625	594,118	230,301	860,608	657,357	267,422
Insurance fees due to Jackson	1,955	20,550	35,014	7,843	12,280	19,520	11,940	24,814	12,677	10,531
Total liabilities	109,330	988,144	1,747,630	484,563	846,420	1,876,718	626,079	1,189,109	734,991	624,365
Net assets (Note 7)	$45,374,926	$465,804,873	$811,001,199	$174,748,033	$278,923,161	$444,510,802	$272,751,649	$547,477,608	$285,252,176	$247,329,291

(a) Investment shares	4,470,436	33,607,855	76,581,794	15,423,480	25,150,871	35,250,658	37,777,237	41,664,963	40,925,707	23,622,664
Investments at cost	$38,883,774	$399,850,616	$720,549,910	$140,577,622	$359,942,748	$368,487,554	$228,949,964	$560,909,835	$332,665,926	$237,506,234

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2010

					JNL/	JNL/	JNL/	JNL/	JNL/
	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed
	Asia ex-Japan	China-India	Real Return	Total Return	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4
	Portfolio	Portfolio	Portfolio	Bond Portfolio	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$141,097,648	$362,907,810	$972,579,735	$2,500,104,598	$721,609,830	$83,276,014	$58,321,716	$106,819,145	$279,889,688	$797,263,406
Receivables:
Investment securities sold	195,598	287,964	1,000,405	4,151,181	569,212	168,038	98,987	85,764	148,338	985,285
Sub-account units sold	266,507	700,835	1,278,132	3,632,022	1,338,570	305,570	161,731	40,092	746,537	652,843
Total assets	141,559,753	363,896,609	974,858,272	2,507,887,801	723,517,612	83,749,622	58,582,434	106,945,001	280,784,563	798,901,534

Liabilities
Payables:
Investment securities purchased	266,507	700,835	1,278,132	3,632,022	1,338,570	305,570	161,731	40,092	746,537	652,843
Sub-account units redeemed	189,439	272,241	957,941	4,043,141	537,497	164,247	96,337	81,334	136,476	950,772
Insurance fees due to Jackson	6,159	15,723	42,464	108,040	31,715	3,791	2,650	4,430	11,862	34,513
Total liabilities	462,105	988,799	2,278,537	7,783,203	1,907,782	473,608	260,718	125,856	894,875	1,638,128
Net assets (Note 7)	$141,097,648	$362,907,810	$972,579,735	$2,500,104,598	$721,609,830	$83,276,014	$58,321,716	$106,819,145	$279,889,688	$797,263,406

(a) Investment shares	14,531,169	40,639,172	80,645,086	202,437,619	108,187,381	7,790,085	5,757,326	8,791,699	27,794,408	73,412,837
Investments at cost	$116,538,596	$314,314,682	$944,057,984	$2,524,371,494	$683,111,188	$71,111,782	$52,834,407	$101,105,920	$227,289,151	$644,383,379

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2010

	JNL/S&P			JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/
	Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed
	Advantage	Disciplined	Disciplined	Moderate	& Growth	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate
	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio	Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio
Assets
Investments, at value (a)	$83,407,636	$128,515,931	$322,588,300	$350,989,460	$216,196,219	$105,540,620	$694,557,652	$886,034,775	$1,946,317,107	$1,514,844,954
Receivables:
Investment securities sold	60,080	109,334	115,932	125,825	101,356	142,394	362,012	781,670	1,241,308	677,450
Sub-account units sold	58,185	472,892	160,744	580,498	862,421	100,657	1,905,443	1,412,919	3,118,358	2,029,719
Total assets	83,525,901	129,098,157	322,864,976	351,695,783	217,159,996	105,783,671	696,825,107	888,229,364	1,950,676,773	1,517,552,123

Liabilities
Payables:
Investment securities purchased	58,185	472,892	160,744	580,498	862,421	100,657	1,905,443	1,412,919	3,118,358	2,029,719
Sub-account units redeemed	56,516	103,975	102,432	111,480	92,209	137,747	333,166	742,898	1,160,078	612,778
Insurance fees due to Jackson	3,564	5,359	13,500	14,345	9,147	4,647	28,846	38,772	81,230	64,672
Total liabilities	118,265	582,226	276,676	706,323	963,777	243,051	2,267,455	2,194,589	4,359,666	2,707,169
Net assets (Note 7)	$83,407,636	$128,515,931	$322,588,300	$350,989,460	$216,196,219	$105,540,620	$694,557,652	$886,034,775	$1,946,317,107	$1,514,844,954

(a) Investment shares	7,795,106	15,084,029	32,750,081	38,612,702	22,151,252	10,585,819	57,071,294	80,548,616	174,089,187	132,997,801
Investments at cost	$72,032,160	$114,608,951	$294,901,521	$314,113,202	$196,029,363	$100,027,413	$629,805,382	$856,335,292	$1,810,569,336	$1,427,099,239

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2010

	JNL/
	S&P Managed	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Moderate	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Assets
Investments, at value (a)	$2,629,579,283	$64,955,589	$1,228,147,867	$676,914,189	$353,077,011	$782,771,598	$981,793,339	$334,097,582	$411,509,466
Receivables:
Investment securities sold	1,553,072	114,312	725,349	2,804,944	379,972	752,472	1,130,920	339,104	445,931
Sub-account units sold	4,996,372	82,814	2,616,146	2,402,269	512,077	2,567,492	2,014,017	692,960	505,794
Total assets	2,636,128,727	65,152,715	1,231,489,362	682,121,402	353,969,060	786,091,562	984,938,276	335,129,646	412,461,191

Liabilities
Payables:
Investment securities purchased	4,996,372	82,814	2,616,146	2,402,269	512,077	2,567,492	2,014,017	692,960	505,794
Sub-account units redeemed	1,442,080	111,489	675,230	2,774,505	364,891	719,913	1,089,384	324,747	428,142
Insurance fees due to Jackson	110,992	2,823	50,119	30,439	15,081	32,559	41,536	14,357	17,789
Total liabilities	6,549,444	197,126	3,341,495	5,207,213	892,049	3,319,964	3,144,937	1,032,064	951,725
Net assets (Note 7)	$2,629,579,283	$64,955,589	$1,228,147,867	$676,914,189	$353,077,011	$782,771,598	$981,793,339	$334,097,582	$411,509,466

(a) Investment shares	222,845,702	6,668,952	74,659,445	676,914,189	20,326,829	36,888,388	32,968,212	33,815,545	37,962,128
Investments at cost	$2,451,030,020	$60,268,646	$1,137,966,427	$676,914,189	$320,719,807	$672,396,911	$819,733,556	$334,987,847	$395,052,548

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2010
					JNL/		JNL/	JNL/
					American	JNL/	American	American	JNL/	JNL/
	JNL	JNL	JNL	JNL	Funds Blue Chip	American	Funds Global	Funds	American	American
	Institutional	Institutional	Institutional	Institutional	Income and	Funds Global	Small	Growth-	Funds	Funds New
	Alt 20	Alt 35	Alt 50	Alt 65	Growth	Bond	Capitalization	Income	International	World
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Investment income
Dividends	$2,645,096	$4,239,888	$5,071,102	$2,878,001	$-	$-	$-	$-	$-	$-

Expenses
Insurance charges (Note 3)	5,519,821	8,397,259	10,033,341	6,618,080	573,064	506,575	302,275	652,983	445,259	486,789
Total expenses	5,519,821	8,397,259	10,033,341	6,618,080	573,064	506,575	302,275	652,983	445,259	486,789
Net investment income (loss)	(2,874,725)	(4,157,371)	(4,962,239)	(3,740,079)	(573,064)	(506,575)	(302,275)	(652,983)	(445,259)	(486,789)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	192,015	708,168	1,431,821	1,688,518	-	-	-	-	-	-
Investments	2,844,087	5,354,668	6,867,417	4,609,958	163,650	419,885	422,602	449,178	616,795	351,221
Net change in unrealized appreciation
(depreciation) on investments	52,862,597	84,095,869	100,653,263	67,978,542	11,295,502	899,468	7,306,334	13,449,110	7,733,156	9,004,472
Net realized and unrealized gain (loss)	55,898,699	90,158,705	108,952,501	74,277,018	11,459,152	1,319,353	7,728,936	13,898,288	8,349,951	9,355,693

Net increase (decrease) in net assets
from operations	$53,023,974	$86,001,334	$103,990,262	$70,536,939	$10,886,088	$812,778	$7,426,661	$13,245,305	$7,904,692	$8,868,904

(a) Commencement of operations May 3, 2010.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

	JNL/BlackRock		JNL/Capital	JNL/Capital	JNL/Capital				JNL/Franklin
	Commodity	JNL/BlackRock	Guardian Global	Guardian Global	Guardian U.S.	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin
	Securities	Global Allocation	Balanced	Diversified	Growth Equity	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton
	Portfolio	Portfolio(a)	Portfolio	Research Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio
Investment income
Dividends	$1,808,736	$-	$3,270,721	$1,867,361	$875,870	$276,401	$472,479	$25,878,073	$1,436,861	$21,093,784

Expenses
Insurance charges (Note 3)	8,105,829	256,690	4,595,900	3,918,488	4,930,062	1,470,559	3,724,227	13,935,054	1,519,801	7,966,553
Total expenses	8,105,829	256,690	4,595,900	3,918,488	4,930,062	1,470,559	3,724,227	13,935,054	1,519,801	7,966,553
Net investment income (loss)	(6,297,093)	(256,690)	(1,325,179)	(2,051,127)	(4,054,192)	(1,194,158)	(3,251,748)	11,943,019	(82,940)	13,127,231

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	816,220	(8,045)	(3,997,760)	(53,103)	2,848,677	(3,334,783)	5,294,427	(7,322,766)	(1,865,429)	3,212,543
Net change in unrealized appreciation
(depreciation) on investments	86,960,321	3,358,746	28,351,382	27,273,452	38,778,898	13,969,229	76,297,686	71,288,911	7,880,890	38,431,585
Net realized and unrealized gain (loss)	87,776,541	3,350,701	24,353,622	27,220,349	41,627,575	10,634,446	81,592,113	63,966,145	6,015,461	41,644,128

Net increase (decrease) in net assets
from operations	$81,479,448	$3,094,011	$23,028,443	$25,169,222	$37,573,383	$9,440,288	$78,340,365	$75,909,164	$5,932,521	$54,771,359

(a) Commencement of operations October 11, 2010.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

	JNL/Franklin		JNL/Franklin	JNL/	JNL/Goldman	JNL/	JNL/Goldman
	Templeton Inter-	JNL/Franklin	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	Sachs U.S.	JNL/Invesco	JNL/Invesco	JNL/Invesco
	national Small Cap	Templeton Mutual	Small Cap	Core Plus	Markets Debt	Mid Cap	Equity Flex	Global Real Estate	International	Large Cap
	Growth Portfolio	Shares Portfolio	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio
Investment income
Dividends	$1,506,822	$46,292	$835,318	$11,319,504	$3,066,452	$1,029,182	$636,756	$12,165,066	$1,795,801	$641,467

Expenses
Insurance charges (Note 3)	1,820,759	2,905,436	2,789,231	7,197,022	3,772,960	2,739,274	1,531,453	4,191,562	3,417,845	3,659,515
Total expenses	1,820,759	2,905,436	2,789,231	7,197,022	3,772,960	2,739,274	1,531,453	4,191,562	3,417,845	3,659,515
Net investment income (loss)	(313,937)	(2,859,144)	(1,953,913)	4,122,482	(706,508)	(1,710,092)	(894,697)	7,973,504	(1,622,044)	(3,018,048)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	5,102,130	768,197	-	-	-	-	-
Investments	3,642,177	45,988	4,734,068	9,128,404	7,610,637	1,896,736	2,761,873	(3,846,101)	(5,301,274)	1,388,196
Net change in unrealized appreciation
(depreciation) on investments	16,576,461	21,835,252	36,625,343	5,163,342	20,092,208	36,318,170	5,499,891	35,562,164	31,293,845	37,148,778
Net realized and unrealized gain (loss)	20,218,638	21,881,240	41,359,411	19,393,876	28,471,042	38,214,906	8,261,764	31,716,063	25,992,571	38,536,974

Net increase (decrease) in net assets
from operations	$19,904,701	$19,022,096	$39,405,498	$23,516,358	$27,764,534	$36,504,814	$7,367,067	$39,689,567	$24,370,527	$35,518,926

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

					JNL/JPMorgan
	JNL/Invesco	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Small Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Global Basics	Global Leaders	10 x 10
	Growth Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$-	$31,188	$7,469,967	$-	$13,399,546	$3,968,513	$853,174	$218,430	$80,908	$3,962,140

Expenses
Insurance charges (Note 3)	1,663,217	7,905,245	4,282,884	2,013,482	7,939,367	10,629,341	2,596,803	436,173	255,325	2,897,774
Total expenses	1,663,217	7,905,245	4,282,884	2,013,482	7,939,367	10,629,341	2,596,803	436,173	255,325	2,897,774
Net investment income (loss)	(1,663,217)	(7,874,057)	3,187,083	(2,013,482)	5,460,179	(6,660,828)	(1,743,629)	(217,743)	(174,417)	1,064,366

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	53,960	-	-	-	-	-	131,508	260,737	102,937
Investments	2,260,083	(83,404)	(22,374,907)	3,288,239	17,414,207	22,831,060	(5,617,815)	1,013,610	827,109	391,014
Net change in unrealized appreciation
(depreciation) on investments	23,210,987	69,776,444	35,220,380	28,352,874	1,408,126	108,313,323	38,795,672	4,071,918	1,355,254	26,458,803
Net realized and unrealized gain (loss)	25,471,070	69,747,000	12,845,473	31,641,113	18,822,333	131,144,383	33,177,857	5,217,036	2,443,100	26,952,754

Net increase (decrease) in net assets
from operations	$23,807,853	$61,872,943	$16,032,556	$29,627,631	$24,282,512	$124,483,555	$31,434,228	$4,999,293	$2,268,683	$28,017,120

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend	European 30	Financial	Global 15	Global Alpha
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Sector Portfolio	Portfolio	Portfolio
Investment income
Dividends	$10,487,819	$13,469,527	$1,144,566	$270,829	$-	$6,691,569	$10,071	$1,918,273	$-	$-

Expenses
Insurance charges (Note 3)	6,973,474	8,300,032	713,674	811,005	5,519,721	3,732,273	212,813	2,517,561	8,320,548	357,044
Total expenses	6,973,474	8,300,032	713,674	811,005	5,519,721	3,732,273	212,813	2,517,561	8,320,548	357,044
Net investment income (loss)	3,514,345	5,169,495	430,892	(540,176)	(5,519,721)	2,959,296	(202,742)	(599,288)	(8,320,548)	(357,044)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	873,127	-	-	-	-	77,991	-	-	8,185
Investments	6,896,526	7,966,292	(1,399,357)	1,896,953	(14,913,108)	(25,075,869)	(386,686)	861,681	(12,166,698)	178,910
Net change in unrealized appreciation
(depreciation) on investments	67,968,988	6,187,553	9,790,881	7,836,029	89,994,007	44,743,981	328,297	14,569,187	76,459,387	1,313,355
Net realized and unrealized gain (loss)	74,865,514	15,026,972	8,391,524	9,732,982	75,080,899	19,668,112	19,602	15,430,868	64,292,689	1,500,450

Net increase (decrease) in net assets
from operations	$78,379,859	$20,196,467	$8,822,416	$9,192,806	$69,561,178	$22,627,408	$(183,140)	$14,831,580	$55,972,141	$1,143,406

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10
	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio
Investment income
Dividends	$1,619,096	$2,632,579	$8,442,810	$62,170,576	$7,579,174	$201,387	$1,952,336	$5,023,456	$-	$-

Expenses
Insurance charges (Note 3)	2,463,582	3,481,867	7,035,711	48,267,929	6,118,043	1,588,457	1,450,183	7,750,759	407,688	4,506,775
Total expenses	2,463,582	3,481,867	7,035,711	48,267,929	6,118,043	1,588,457	1,450,183	7,750,759	407,688	4,506,775
Net investment income (loss)	(844,486)	(849,288)	1,407,099	13,902,647	1,461,131	(1,387,070)	502,153	(2,727,303)	(407,688)	(4,506,775)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	199,053	-	-	-	-	-	-	4,727	-
Investments	(1,514,599)	4,143,353	(14,275,220)	(252,675,964)	(15,460,106)	2,087,428	(3,783,434)	(19,217,762)	672,958	(27,837,467)
Net change in unrealized appreciation
(depreciation) on investments	4,935,251	30,336,057	33,593,462	659,206,299	55,933,365	13,184,354	1,776,000	101,100,327	2,500,475	55,164,494
Net realized and unrealized gain (loss)	3,420,652	34,678,463	19,318,242	406,530,335	40,473,259	15,271,782	(2,007,434)	81,882,565	3,178,160	27,327,027

Net increase (decrease) in net assets
from operations	$2,576,166	$33,829,175	$20,725,341	$420,432,982	$41,934,390	$13,884,712	$(1,505,281)	$79,155,262	$2,770,472	$22,820,252

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

										JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer
	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth
	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio
Investment income
Dividends	$115,076	$2,743,034	$10,016,078	$134,861	$1,312,922	$2,504,075	$403,611	$2,961,748	$6,224,575	$1,735,326

Expenses
Insurance charges (Note 3)	580,978	6,385,020	11,256,843	2,437,199	4,372,441	6,229,771	3,812,445	8,150,796	4,380,619	3,207,702
Total expenses	580,978	6,385,020	11,256,843	2,437,199	4,372,441	6,229,771	3,812,445	8,150,796	4,380,619	3,207,702
Net investment income (loss)	(465,902)	(3,641,986)	(1,240,765)	(2,302,338)	(3,059,519)	(3,725,696)	(3,408,834)	(5,189,048)	1,843,956	(1,472,376)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	3,568,667	929,529	-	-	-	-	-	-	-
Investments	447,095	3,920,556	9,896,325	9,719,355	(53,259,905)	5,702,544	14,340,170	(41,636,729)	(24,583,509)	(5,607,088)
Net change in unrealized appreciation
(depreciation) on investments	5,369,332	81,007,045	79,023,190	13,680,426	89,184,784	81,536,481	9,376,975	137,471,650	56,612,168	34,538,577
Net realized and unrealized gain (loss)	5,816,427	88,496,268	89,849,044	23,399,781	35,924,879	87,239,025	23,717,145	95,834,921	32,028,659	28,931,489

Net increase (decrease) in net assets
from operations	$5,350,525	$84,854,282	$88,608,279	$21,097,443	$32,865,360	$83,513,329	$20,308,311	$90,645,873	$33,872,615	$27,459,113

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

					JNL/	JNL/	JNL/	JNL/	JNL/
	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed
	Asia ex-Japan	China-India	Real Return	Total Return	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4
	Portfolio	Portfolio	Portfolio	Bond Portfolio	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$130,948	$-	$12,723,700	$51,594,906	$43,705,825	$1,680	$76,182	$1,148,493	$446,574	$-

Expenses
Insurance charges (Note 3)	1,679,110	4,123,626	13,898,059	36,152,237	9,289,954	820,335	598,641	1,442,675	2,784,305	10,810,623
Total expenses	1,679,110	4,123,626	13,898,059	36,152,237	9,289,954	820,335	598,641	1,442,675	2,784,305	10,810,623
Net investment income (loss)	(1,548,162)	(4,123,626)	(1,174,359)	15,442,669	34,415,871	(818,655)	(522,459)	(294,182)	(2,337,731)	(10,810,623)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	3,282,477	18,203,243	93,654,109	-	-	2,822,397	-	1,431,866	527,925
Investments	5,529,262	16,242,837	21,813,403	41,043,475	33,249,167	1,417,951	674,721	(3,449,148)	6,594,370	29,570,309
Net change in unrealized appreciation
(depreciation) on investments	12,476,661	16,060,006	6,074,912	(39,522,198)	7,458,282	9,683,861	4,008,311	17,588,027	35,804,856	60,229,060
Net realized and unrealized gain (loss)	18,005,923	35,585,320	46,091,558	95,175,386	40,707,449	11,101,812	7,505,429	14,138,879	43,831,092	90,327,294

Net increase (decrease) in net assets
from operations	$16,457,761	$31,461,694	$44,917,199	$110,618,055	$75,123,320	$10,283,157	$6,982,970	$13,844,697	$41,493,361	$79,516,671

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

	JNL/S&P			JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/
	Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed
	Advantage	Disciplined	Disciplined	Moderate	& Growth	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate
	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio	Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio
Investment income
Dividends	$629,012	$1,315,515	$2,581,291	$3,190,222	$2,263,552	$739,040	$4,356,031	$18,869,149	$16,353,207	$25,630,240

Expenses
Insurance charges (Note 3)	1,338,557	1,440,216	3,594,825	4,005,782	1,977,445	1,610,329	8,744,018	11,816,363	24,018,920	18,849,591
Total expenses	1,338,557	1,440,216	3,594,825	4,005,782	1,977,445	1,610,329	8,744,018	11,816,363	24,018,920	18,849,591
Net investment income (loss)	(709,545)	(124,701)	(1,013,534)	(815,560)	286,107	(871,289)	(4,387,987)	7,052,786	(7,665,713)	6,780,649

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	3,116,307	-	-	-	7,904,282	10,255,748	-	-	-	-
Investments	6,255,951	753,598	818,172	1,788,111	4,162,205	7,700,200	(2,780,622)	6,198,849	(13,391,559)	6,328,652
Net change in unrealized appreciation
(depreciation) on investments	(732,546)	10,847,616	23,694,003	31,490,352	9,498,433	(6,399,741)	94,296,568	36,141,004	247,387,260	102,250,641
Net realized and unrealized gain (loss)	8,639,712	11,601,214	24,512,175	33,278,463	21,564,920	11,556,207	91,515,946	42,339,853	233,995,701	108,579,293

Net increase (decrease) in net assets
from operations	$7,930,167	$11,476,513	$23,498,641	$32,462,903	$21,851,027	$10,684,918	$87,127,959	$49,392,639	$226,329,988	$115,359,942

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

	JNL/
	S&P Managed	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Moderate	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Investment income
Dividends	$28,433,571	$452,566	$13,253,967	$22	$2,943,496	$275,367	$1,443,059	$3,751,082	$3,610,443

Expenses
Insurance charges (Note 3)	31,997,569	986,993	13,946,930	12,029,897	4,533,462	9,639,763	11,183,451	4,290,923	5,568,620
Total expenses	31,997,569	986,993	13,946,930	12,029,897	4,533,462	9,639,763	11,183,451	4,290,923	5,568,620
Net investment income (loss)	(3,563,998)	(534,427)	(692,963)	(12,029,875)	(1,589,966)	(9,364,396)	(9,740,392)	(539,841)	(1,958,177)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	1,288,598	-	-	-	-	18,722,270	-	-
Investments	(1,650,484)	1,953,972	4,646,200	-	74,476	5,296,183	13,980,669	745,172	(9,459,387)
Net change in unrealized appreciation
(depreciation) on investments	246,714,891	(945,590)	88,386,397	-	37,108,190	100,153,006	155,723,095	2,558,139	59,019,435
Net realized and unrealized gain (loss)	245,064,407	2,296,980	93,032,597	-	37,182,666	105,449,189	188,426,034	3,303,311	49,560,048

Net increase (decrease) in net assets
from operations	$241,500,409	$1,762,553	$92,339,634	$(12,029,875)	$35,592,700	$96,084,793	$178,685,642	$2,763,470	$47,601,871

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010
							JNL/	JNL/
					JNL/American		American	American	JNL/	JNL/
	JNL	JNL	JNL	JNL	Funds Blue Chip	JNL/American	Funds Global	Funds	American	American
	JNL Institutional	JNL Institutional	JNL Institutional	Institutional	Income and	Funds Global	Small	Growth-	Funds	Funds New
	Alt 20	Alt 35	Alt 50	Alt 65	Growth	Bond	Capitalization	Income	International	World
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Operations
Net investment income (loss)	$(2,874,725)	$(4,157,371)	$(4,962,239)	$(3,740,079)	$(573,064)	$(506,575)	$(302,275)	$(652,983)	$(445,259)	$(486,789)
Net realized gain (loss) on investments	3,036,102	6,062,836	8,299,238	6,298,476	163,650	419,885	422,602	449,178	616,795	351,221
Net change in unrealized appreciation
(depreciation) on investments	52,862,597	84,095,869	100,653,263	67,978,542	11,295,502	899,468	7,306,334	13,449,110	7,733,156	9,004,472
Net increase (decrease) in net assets
from operations	53,023,974	86,001,334	103,990,262	70,536,939	10,886,088	812,778	7,426,661	13,245,305	7,904,692	8,868,904

Contract transactions 1
Purchase payments (Note 4)	276,666,853	375,595,367	445,206,638	274,435,842	96,981,885	60,024,968	35,962,709	110,257,027	59,890,466	62,655,517
Surrenders and terminations	(14,237,116)	(22,581,655)	(24,447,808)	(17,071,797)	(2,598,357)	(1,950,997)	(1,104,338)	(2,641,173)	(1,631,041)	(1,406,062)
Transfers between portfolios	81,834,639	124,201,798	169,814,267	132,954,747	34,371,726	40,652,312	32,230,002	43,835,859	31,781,219	58,174,934
Net annuitization transactions	-	-	-	(23,334)	-	-	-	-	(3,212)	-
Policyholder charges (Note 3)	(127,475)	(297,738)	(322,093)	(181,334)	(29,015)	(24,725)	(27,535)	(47,550)	(25,470)	(8,795)
Net increase (decrease) in net assets from
contract transactions	344,136,901	476,917,772	590,251,004	390,114,124	128,726,239	98,701,558	67,060,838	151,404,163	90,011,962	119,415,594

Net increase (decrease) in net assets	397,160,875	562,919,106	694,241,266	460,651,063	139,612,327	99,514,336	74,487,499	164,649,468	97,916,654	128,284,498

Net assets beginning of period	194,778,698	303,776,892	351,060,487	225,707,466	-	-	-	-	-	-

Net assets end of period	$591,939,573	$866,695,998	$1,045,301,753	$686,358,529	$139,612,327	$99,514,336	$74,487,499	$164,649,468	$97,916,654	$128,284,498

1 Contract unit transactions
Units Outstanding at December 31, 2009	15,469,377	23,203,244	26,163,489	16,343,642	-	-	-	-	-	-

Units Issued	28,517,708	38,824,487	46,339,205	31,042,252	14,353,914	10,566,277	7,037,561	16,400,273	9,536,705	11,591,360
Units Redeemed	(1,801,837)	(3,286,801)	(3,680,242)	(3,828,339)	(786,211)	(947,189)	(289,851)	(485,783)	(423,268)	(183,914)

Units Outstanding at December 31, 2010	42,185,248	58,740,930	68,822,452	43,557,555	13,567,703	9,619,088	6,747,710	15,914,490	9,113,437	11,407,446

(a) Commencement of operations May 3, 2010.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/BlackRock		JNL/Capital	JNL/Capital	JNL/Capital				JNL/Franklin
	Commodity	JNL/BlackRock	Guardian Global	Guardian Global	Guardian U.S.	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin
	Securities	Global Allocation	Balanced	Diversified	Growth Equity	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton
	Portfolio	Portfolio(a)	Portfolio	Research Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio
Operations
Net investment income (loss)	$(6,297,093)	$(256,690)	$(1,325,179)	$(2,051,127)	$(4,054,192)	$(1,194,158)	$(3,251,748)	$11,943,019	$(82,940)	$13,127,231
Net realized gain (loss) on investments	816,220	(8,045)	(3,997,760)	(53,103)	2,848,677	(3,334,783)	5,294,427	(7,322,766)	(1,865,429)	3,212,543
Net change in unrealized appreciation
(depreciation) on investments	86,960,321	3,358,746	28,351,382	27,273,452	38,778,898	13,969,229	76,297,686	71,288,911	7,880,890	38,431,585
Net increase (decrease) in net assets
from operations	81,479,448	3,094,011	23,028,443	25,169,222	37,573,383	9,440,288	78,340,365	75,909,164	5,932,521	54,771,359

Contract transactions 1
Purchase payments (Note 4)	123,788,609	87,923,285	71,810,073	59,860,788	85,450,187	24,819,377	70,245,298	174,975,959	36,169,345	155,716,914
Surrenders and terminations	(30,269,742)	(613,068)	(21,259,725)	(15,254,410)	(20,355,642)	(8,411,539)	(18,066,410)	(52,818,550)	(6,369,350)	(36,184,831)
Transfers between portfolios	11,190,441	81,633,754	614,287	(19,646,417)	9,009,111	7,590,476	104,767,608	(12,790,824)	2,674,977	67,185,867
Net annuitization transactions	131,563	-	322,579	84,379	(73,042)	(89,863)	(11,045)	284,466	(49,594)	144,002
Policyholder charges (Note 3)	(590,563)	(1,986)	(261,026)	(214,785)	(251,680)	(105,466)	(243,898)	(1,027,918)	(99,327)	(464,927)
Net increase (decrease) in net assets from
contract transactions	104,250,308	168,941,985	51,226,188	24,829,555	73,778,934	23,802,985	156,691,553	108,623,133	32,326,051	186,397,025

Net increase (decrease) in net assets	185,729,756	172,035,996	74,254,631	49,998,777	111,352,317	33,243,273	235,031,918	184,532,297	38,258,572	241,168,384

Net assets beginning of period	499,892,821	-	265,058,223	239,990,695	284,324,608	76,608,889	179,791,969	795,637,995	82,732,829	406,535,087

Net assets end of period	$685,622,577	$172,035,996	$339,312,854	$289,989,472	$395,676,925	$109,852,162	$414,823,887	$980,170,292	$120,991,401	$647,703,471

1 Contract unit transactions
Units Outstanding at December 31, 2009	51,593,983	-	24,522,417	10,688,386	12,891,112	5,157,807	8,800,811	99,557,243	11,091,559	41,299,026

Units Issued	25,759,293	16,906,956	9,247,211	3,619,523	5,526,197	2,968,301	9,546,474	26,758,399	7,593,838	27,234,999
Units Redeemed	(16,200,917)	(228,587)	(4,620,358)	(2,712,890)	(2,477,976)	(1,448,781)	(3,205,133)	(13,543,046)	(3,327,393)	(9,223,074)

Units Outstanding at December 31, 2010	61,152,359	16,678,369	29,149,270	11,595,019	15,939,333	6,677,327	15,142,152	112,772,596	15,358,004	59,310,951

(a) Commencement of operations October 11, 2010.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/Franklin		JNL/Franklin	JNL/	JNL/Goldman	JNL/	JNL/Goldman
	Templeton Inter-	JNL/Franklin	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	Sachs U.S.	JNL/Invesco	JNL/Invesco	JNL/Invesco
	national Small Cap	Templeton Mutual	Small Cap	Core Plus	Markets Debt	Mid Cap	Equity Flex	Global Real Estate	International	Large Cap
	Growth Portfolio	Shares Portfolio	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio
Operations
Net investment income (loss)	$(313,937)	$(2,859,144)	$(1,953,913)	$4,122,482	$(706,508)	$(1,710,092)	$(894,697)	$7,973,504	$(1,622,044)	$(3,018,048)
Net realized gain (loss) on investments	3,642,177	45,988	4,734,068	14,230,534	8,378,834	1,896,736	2,761,873	(3,846,101)	(5,301,274)	1,388,196
Net change in unrealized appreciation
(depreciation) on investments	16,576,461	21,835,252	36,625,343	5,163,342	20,092,208	36,318,170	5,499,891	35,562,164	31,293,845	37,148,778
Net increase (decrease) in net assets
from operations	19,904,701	19,022,096	39,405,498	23,516,358	27,764,534	36,504,814	7,367,067	39,689,567	24,370,527	35,518,926

Contract transactions 1
Purchase payments (Note 4)	38,710,532	75,395,345	53,713,328	102,455,325	94,811,095	54,138,552	23,238,603	73,409,848	59,136,804	51,308,511
Surrenders and terminations	(5,643,661)	(10,755,522)	(11,507,389)	(38,331,588)	(14,878,537)	(12,419,946)	(4,951,053)	(15,013,977)	(16,802,121)	(20,408,389)
Transfers between portfolios	2,535,935	12,636,281	28,265,021	19,162,530	129,587,163	27,632,311	(2,882,338)	43,154,215	20,433,077	(18,195,166)
Net annuitization transactions	(2,130)	(42,324)	(35,778)	5,898	(12,638)	(94,783)	145,902	4,583	(409,848)	(87,712)
Policyholder charges (Note 3)	(76,317)	(164,256)	(143,207)	(447,497)	(207,825)	(162,580)	(84,917)	(247,009)	(221,329)	(287,738)
Net increase (decrease) in net assets from
contract transactions	35,524,359	77,069,524	70,291,975	82,844,668	209,299,258	69,093,554	15,466,197	101,307,660	62,136,583	12,329,506

Net increase (decrease) in net assets	55,429,060	96,091,620	109,697,473	106,361,026	237,063,792	105,598,368	22,833,264	140,997,227	86,507,110	47,848,432

Net assets beginning of period	92,047,661	145,999,965	126,298,758	365,183,187	126,740,884	130,123,620	86,764,788	214,583,320	186,950,812	218,613,800

Net assets end of period	$147,476,721	$242,091,585	$235,996,231	$471,544,213	$363,804,676	$235,721,988	$109,598,052	$355,580,547	$273,457,922	$266,462,232

1 Contract unit transactions
Units Outstanding at December 31, 2009	13,701,298	19,404,527	12,508,063	17,499,651	10,865,653	12,215,326	10,774,450	20,032,539	12,731,401	20,597,727

Units Issued	11,554,000	13,779,944	11,536,691	10,091,183	21,182,002	9,765,122	5,755,831	13,918,972	7,607,590	7,834,899
Units Redeemed	(6,771,770)	(3,925,197)	(5,347,245)	(6,384,513)	(4,758,860)	(3,942,028)	(3,828,100)	(5,243,891)	(3,622,880)	(6,761,452)

Units Outstanding at December 31, 2010	18,483,528	29,259,274	18,697,509	21,206,321	27,288,795	18,038,420	12,702,181	28,707,620	16,716,111	21,671,174

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

					JNL/JPMorgan
	JNL/Invesco	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Small Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Global Basics	Global Leaders	10 x 10
	Growth Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(1,663,217)	$(7,874,057)	$3,187,083	$(2,013,482)	$5,460,179	$(6,660,828)	$(1,743,629)	$(217,743)	$(174,417)	$1,064,366
Net realized gain (loss) on investments	2,260,083	(29,444)	(22,374,907)	3,288,239	17,414,207	22,831,060	(5,617,815)	1,145,118	1,087,846	493,951
Net change in unrealized appreciation
(depreciation) on investments	23,210,987	69,776,444	35,220,380	28,352,874	1,408,126	108,313,323	38,795,672	4,071,918	1,355,254	26,458,803
Net increase (decrease) in net assets
from operations	23,807,853	61,872,943	16,032,556	29,627,631	24,282,512	124,483,555	31,434,228	4,999,293	2,268,683	28,017,120

Contract transactions 1
Purchase payments (Note 4)	29,427,375	395,612,863	49,008,954	26,983,839	102,647,251	217,493,865	27,109,671	11,777,839	6,698,246	40,295,797
Surrenders and terminations	(7,865,197)	(21,721,881)	(19,636,508)	(12,106,653)	(49,799,466)	(39,730,316)	(15,775,306)	(1,524,278)	(894,632)	(14,571,624)
Transfers between portfolios	8,596,181	249,990,911	(13,163,116)	11,867,590	25,255,514	139,876,600	3,564,006	3,966,242	2,867,708	2,761,426
Net annuitization transactions	(81,777)	245,341	54,005	(60,311)	(430,960)	(165,530)	(74,904)	(6,252)	-	(1,105)
Policyholder charges (Note 3)	(165,048)	(203,954)	(241,062)	(189,492)	(579,368)	(585,896)	(165,027)	(22,426)	(10,003)	(390,817)
Net increase (decrease) in net assets from
contract transactions	29,911,534	623,923,280	16,022,273	26,494,973	77,092,971	316,888,723	14,658,440	14,191,125	8,661,319	28,093,677

Net increase (decrease) in net assets	53,719,387	685,796,223	32,054,829	56,122,604	101,375,483	441,372,278	46,092,668	19,190,418	10,930,002	56,110,797

Net assets beginning of period	86,034,969	157,831,757	270,170,472	115,417,454	389,728,164	531,698,354	150,303,016	23,030,577	11,179,437	172,515,513

Net assets end of period	$139,754,356	$843,627,980	$302,225,301	$171,540,058	$491,103,647	$973,070,632	$196,395,684	$42,220,995	$22,109,439	$228,626,310

1 Contract unit transactions
Units Outstanding at December 31, 2009	7,001,617	15,362,271	22,142,136	6,504,819	22,457,232	45,413,678	9,389,424	1,898,731	992,793	22,814,389

Units Issued	5,051,265	67,615,715	7,057,858	3,065,019	19,169,679	38,494,939	3,782,632	2,453,085	1,487,151	7,604,050
Units Redeemed	(2,908,940)	(7,594,013)	(5,812,034)	(1,981,825)	(15,105,303)	(14,768,338)	(3,116,911)	(1,482,301)	(718,937)	(4,062,927)

Units Outstanding at December 31, 2010	9,143,942	75,383,973	23,387,960	7,588,013	26,521,608	69,140,279	10,055,145	2,869,515	1,761,007	26,355,512

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend	European 30	Financial	Global 15	Global Alpha
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Sector Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$3,514,345	$5,169,495	$430,892	$(540,176)	$(5,519,721)	$2,959,296	$(202,742)	$(599,288)	$(8,320,548)	$(357,044)
Net realized gain (loss) on investments	6,896,526	8,839,419	(1,399,357)	1,896,953	(14,913,108)	(25,075,869)	(308,695)	861,681	(12,166,698)	187,095
Net change in unrealized appreciation
(depreciation) on investments	67,968,988	6,187,553	9,790,881	7,836,029	89,994,007	44,743,981	328,297	14,569,187	76,459,387	1,313,355
Net increase (decrease) in net assets
from operations	78,379,859	20,196,467	8,822,416	9,192,806	69,561,178	22,627,408	(183,140)	14,831,580	55,972,141	1,143,406

Contract transactions 1
Purchase payments (Note 4)	42,629,099	78,635,333	8,030,991	11,161,821	20,978,523	31,155,220	4,918,918	32,471,839	23,148,557	13,589,552
Surrenders and terminations	(35,992,065)	(41,181,371)	(3,262,477)	(3,221,223)	(29,773,850)	(14,633,889)	(638,401)	(10,832,738)	(43,290,026)	(747,631)
Transfers between portfolios	20,044,570	9,991,603	6,697,676	24,534,947	(21,522,005)	(16,359,655)	511,948	(3,337,162)	(83,183,840)	18,151,829
Net annuitization transactions	(260,133)	32,457	(4,637)	(1,861)	(190,438)	12,741	-	(9,836)	(304,044)	(39,517)
Policyholder charges (Note 3)	(522,819)	(581,589)	(72,277)	(65,738)	(452,124)	(315,053)	(18,211)	(222,461)	(684,293)	(7,736)
Net increase (decrease) in net assets from
contract transactions	25,898,652	46,896,433	11,389,276	32,407,946	(30,959,894)	(140,636)	4,774,254	18,069,642	(104,313,646)	30,946,497

Net increase (decrease) in net assets	104,278,511	67,092,900	20,211,692	41,600,752	38,601,284	22,486,772	4,591,114	32,901,222	(48,341,505)	32,089,903

Net assets beginning of period	383,253,409	466,312,128	39,176,677	33,163,363	338,274,025	231,277,334	12,296,011	139,932,756	571,292,504	6,516,233

Net assets end of period	$487,531,920	$533,405,028	$59,388,369	$74,764,115	$376,875,309	$253,764,106	$16,887,125	$172,833,978	$522,950,999	$38,606,136

1 Contract unit transactions
Units Outstanding at December 31, 2009	33,485,406	37,261,915	8,725,097	3,575,518	50,000,493	37,581,764	1,029,885	20,880,689	45,964,562	661,825

Units Issued	11,812,818	12,323,068	8,037,305	5,266,818	7,709,257	9,607,555	1,277,372	10,702,342	3,920,288	3,847,975
Units Redeemed	(10,131,602)	(8,808,650)	(5,850,310)	(2,201,024)	(12,390,118)	(9,868,598)	(901,622)	(8,634,520)	(12,646,845)	(750,577)

Units Outstanding at December 31, 2010	35,166,622	40,776,333	10,912,092	6,641,312	45,319,632	37,320,721	1,405,635	22,948,511	37,238,005	3,759,223

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10
	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(844,486)	$(849,288)	$1,407,099	$13,902,647	$1,461,131	$(1,387,070)	$502,153	$(2,727,303)	$(407,688)	$(4,506,775)
Net realized gain (loss) on investments	(1,514,599)	4,342,406	(14,275,220)	(252,675,964)	(15,460,106)	2,087,428	(3,783,434)	(19,217,762)	677,685	(27,837,467)
Net change in unrealized appreciation
(depreciation) on investments	4,935,251	30,336,057	33,593,462	659,206,299	55,933,365	13,184,354	1,776,000	101,100,327	2,500,475	55,164,494
Net increase (decrease) in net assets
from operations	2,576,166	33,829,175	20,725,341	420,432,982	41,934,390	13,884,712	(1,505,281)	79,155,262	2,770,472	22,820,252

Contract transactions 1
Purchase payments (Note 4)	30,332,664	84,880,331	63,262,413	166,935,096	36,185,992	18,452,549	11,769,028	94,791,321	10,297,328	7,616,196
Surrenders and terminations	(10,463,176)	(11,556,932)	(35,193,850)	(192,465,696)	(22,490,872)	(5,676,586)	(5,229,548)	(33,545,215)	(1,340,158)	(23,994,703)
Transfers between portfolios	(14,264,173)	13,354,438	(22,867,892)	(352,639,149)	(40,850,215)	3,276,534	10,383,387	19,394,436	8,116,344	(36,678,341)
Net annuitization transactions	100,404	351,838	(159,855)	(672,573)	(89,664)	(5,743)	157,427	(218,803)	-	(217,388)
Policyholder charges (Note 3)	(182,209)	(186,445)	(524,014)	(3,711,966)	(455,312)	(120,182)	(89,017)	(622,623)	(16,938)	(361,640)
Net increase (decrease) in net assets from
contract transactions	5,523,510	86,843,230	4,516,802	(382,554,288)	(27,700,071)	15,926,572	16,991,277	79,799,116	17,056,576	(53,635,876)

Net increase (decrease) in net assets	8,099,676	120,672,405	25,242,143	37,878,694	14,234,319	29,811,284	15,485,996	158,954,378	19,827,048	(30,815,624)

Net assets beginning of period	151,086,078	181,699,369	448,711,296	3,112,602,983	394,466,153	84,028,601	79,880,093	434,344,840	15,721,732	320,366,498

Net assets end of period	$159,185,754	$302,371,774	$473,953,439	$3,150,481,677	$408,700,472	$113,839,885	$95,366,089	$593,299,218	$35,548,780	$289,550,874

1 Contract unit transactions
Units Outstanding at December 31, 2009	13,467,976	21,565,799	31,012,282	325,622,120	45,827,246	8,721,292	9,718,562	16,523,685	1,345,363	38,784,490

Units Issued	5,342,057	14,590,439	7,278,016	20,772,760	5,654,713	4,759,747	5,803,669	7,793,686	2,441,308	3,611,252
Units Redeemed	(5,000,428)	(4,729,052)	(7,198,306)	(60,610,935)	(9,063,111)	(3,260,713)	(4,002,786)	(5,158,545)	(1,051,396)	(10,503,157)

Units Outstanding at December 31, 2010	13,809,605	31,427,186	31,091,992	285,783,945	42,418,848	10,220,326	11,519,445	19,158,826	2,735,275	31,892,585

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

										JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer
	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth
	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio
Operations
Net investment income (loss)	$(465,902)	$(3,641,986)	$(1,240,765)	$(2,302,338)	$(3,059,519)	$(3,725,696)	$(3,408,834)	$(5,189,048)	$1,843,956	$(1,472,376)
Net realized gain (loss) on investments	447,095	7,489,223	10,825,854	9,719,355	(53,259,905)	5,702,544	14,340,170	(41,636,729)	(24,583,509)	(5,607,088)
Net change in unrealized appreciation
(depreciation) on investments	5,369,332	81,007,045	79,023,190	13,680,426	89,184,784	81,536,481	9,376,975	137,471,650	56,612,168	34,538,577
Net increase (decrease) in net assets
from operations	5,350,525	84,854,282	88,608,279	21,097,443	32,865,360	83,513,329	20,308,311	90,645,873	33,872,615	27,459,113

Contract transactions 1
Purchase payments (Note 4)	8,931,680	61,383,840	128,062,816	30,605,275	13,449,346	50,600,622	57,795,952	28,640,248	14,823,317	50,286,854
Surrenders and terminations	(1,505,218)	(33,507,481)	(60,175,067)	(8,101,909)	(22,343,256)	(34,657,492)	(15,031,344)	(32,085,835)	(18,064,434)	(15,911,248)
Transfers between portfolios	220,537	(5,882,258)	(7,227,224)	8,149,766	(33,411,154)	(17,377,566)	(15,292,497)	(63,521,186)	(28,164,760)	11,793,790
Net annuitization transactions	-	(222,583)	(413,822)	-	(92,244)	(361,244)	(48,834)	3,921	150,333	25,658
Policyholder charges (Note 3)	(23,670)	(485,244)	(749,902)	(131,693)	(347,310)	(462,724)	(271,792)	(681,101)	(351,197)	(206,089)
Net increase (decrease) in net assets from
contract transactions	7,623,329	21,286,274	59,496,801	30,521,439	(42,744,618)	(2,258,404)	27,151,485	(67,643,953)	(31,606,741)	45,988,965

Net increase (decrease) in net assets	12,973,854	106,140,556	148,105,080	51,618,882	(9,879,258)	81,254,925	47,459,796	23,001,920	2,265,874	73,448,078

Net assets beginning of period	32,401,072	359,664,317	662,896,119	123,129,151	288,802,419	363,255,877	225,291,853	524,475,688	282,986,302	173,881,213

Net assets end of period	$45,374,926	$465,804,873	$811,001,199	$174,748,033	$278,923,161	$444,510,802	$272,751,649	$547,477,608	$285,252,176	$247,329,291

1 Contract unit transactions
Units Outstanding at December 31, 2009	3,883,607	26,848,856	68,254,472	12,791,691	25,618,156	30,126,306	36,400,776	50,622,953	28,696,398	14,359,000

Units Issued	2,388,381	8,636,373	24,216,384	10,729,769	3,202,570	8,187,576	23,071,062	6,366,098	2,557,320	6,792,852
Units Redeemed	(1,541,713)	(7,489,471)	(18,275,291)	(8,255,715)	(7,061,314)	(8,699,380)	(19,800,755)	(13,147,985)	(5,797,570)	(3,244,718)

Units Outstanding at December 31, 2010	4,730,275	27,995,758	74,195,565	15,265,745	21,759,412	29,614,502	39,671,083	43,841,066	25,456,148	17,907,134

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

					JNL/	JNL/	JNL/	JNL/	JNL/
	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed
	Asia ex-Japan	China-India	Real Return	Total Return	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4
	Portfolio	Portfolio	Portfolio	Bond Portfolio	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(1,548,162)	$(4,123,626)	$(1,174,359)	$15,442,669	$34,415,871	$(818,655)	$(522,459)	$(294,182)	$(2,337,731)	$(10,810,623)
Net realized gain (loss) on investments	5,529,262	19,525,314	40,016,646	134,697,584	33,249,167	1,417,951	3,497,118	(3,449,148)	8,026,236	30,098,234
Net change in unrealized appreciation
(depreciation) on investments	12,476,661	16,060,006	6,074,912	(39,522,198)	7,458,282	9,683,861	4,008,311	17,588,027	35,804,856	60,229,060
Net increase (decrease) in net assets
from operations	16,457,761	31,461,694	44,917,199	110,618,055	75,123,320	10,283,157	6,982,970	13,844,697	41,493,361	79,516,671

Contract transactions 1
Purchase payments (Note 4)	28,723,219	97,173,571	252,690,592	730,698,500	129,687,039	17,875,513	14,005,776	13,535,879	69,817,491	156,539,832
Surrenders and terminations	(6,839,815)	(13,663,606)	(64,779,161)	(193,356,474)	(49,215,843)	(3,844,804)	(2,328,482)	(10,891,322)	(8,578,014)	(37,068,544)
Transfers between portfolios	6,358,513	31,434,642	45,618,196	180,937,278	75,473,140	39,839,857	24,961,929	1,628,328	65,707,966	6,940,007
Net annuitization transactions	-	(11,073)	70,923	99,307	(271,074)	(4,786)	(4,669)	(59,471)	(12,777)	(11,022)
Policyholder charges (Note 3)	(78,123)	(227,812)	(913,068)	(2,738,378)	(496,559)	(97,918)	(44,049)	(127,568)	(107,728)	(666,619)
Net increase (decrease) in net assets from
contract transactions	28,163,794	114,705,722	232,687,482	715,640,233	155,176,703	53,767,862	36,590,505	4,085,846	126,826,938	125,733,654

Net increase (decrease) in net assets	44,621,555	146,167,416	277,604,681	826,258,288	230,300,023	64,051,019	43,573,475	17,930,543	168,320,299	205,250,325

Net assets beginning of period	96,476,093	216,740,394	694,975,054	1,673,846,310	491,309,807	19,224,995	14,748,241	88,888,602	111,569,389	592,013,081

Net assets end of period	$141,097,648	$362,907,810	$972,579,735	$2,500,104,598	$721,609,830	$83,276,014	$58,321,716	$106,819,145	$279,889,688	$797,263,406

1 Contract unit transactions
Units Outstanding at December 31, 2009	12,008,915	29,002,157	58,298,901	99,987,448	37,428,039	2,358,718	1,794,860	6,119,373	13,635,873	63,553,444

Units Issued	9,706,301	27,276,821	35,745,939	76,736,997	30,998,277	9,302,217	6,486,362	2,328,693	18,674,639	27,144,504
Units Redeemed	(6,771,405)	(14,083,166)	(17,213,900)	(36,648,942)	(20,524,032)	(3,652,177)	(2,630,900)	(2,165,416)	(4,809,897)	(14,332,721)

Units Outstanding at December 31, 2010	14,943,811	42,195,812	76,830,940	140,075,503	47,902,284	8,008,758	5,650,322	6,282,650	27,500,615	76,365,227

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/S&P			JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/
	Competitive	JNL/S&P	JNL/S&P	Disciplined	Dividend Income	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed
	Advantage	Disciplined	Disciplined	Moderate	& Growth	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate
	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio	Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio
Operations
Net investment income (loss)	$(709,545)	$(124,701)	$(1,013,534)	$(815,560)	$286,107	$(871,289)	$(4,387,987)	$7,052,786	$(7,665,713)	$6,780,649
Net realized gain (loss) on investments	9,372,258	753,598	818,172	1,788,111	12,066,487	17,955,948	(2,780,622)	6,198,849	(13,391,559)	6,328,652
Net change in unrealized appreciation
(depreciation) on investments	(732,546)	10,847,616	23,694,003	31,490,352	9,498,433	(6,399,741)	94,296,568	36,141,004	247,387,260	102,250,641
Net increase (decrease) in net assets
from operations	7,930,167	11,476,513	23,498,641	32,462,903	21,851,027	10,684,918	87,127,959	49,392,639	226,329,988	115,359,942

Contract transactions 1
Purchase payments (Note 4)	19,016,456	38,907,937	104,653,846	113,086,930	55,247,224	25,857,749	144,602,802	259,409,247	435,205,232	457,451,757
Surrenders and terminations	(4,982,923)	(5,092,394)	(13,129,953)	(12,051,239)	(6,555,494)	(6,034,847)	(43,148,550)	(61,507,654)	(108,374,591)	(82,697,332)
Transfers between portfolios	(27,530,520)	8,367,978	48,873,624	23,883,237	66,345,706	(11,353,168)	(1,895,373)	66,846,437	65,120,206	95,863,099
Net annuitization transactions	161,676	-	(108,091)	(305,425)	194,142	183,675	(149,822)	(107,534)	(149,419)	(414,453)
Policyholder charges (Note 3)	(67,572)	(61,629)	(126,188)	(173,429)	(104,565)	(138,505)	(652,681)	(710,955)	(1,389,754)	(1,029,180)
Net increase (decrease) in net assets from
contract transactions	(13,402,883)	42,121,892	140,163,238	124,440,074	115,127,013	8,514,904	98,756,376	263,929,541	390,411,674	469,173,891

Net increase (decrease) in net assets	(5,472,716)	53,598,405	163,661,879	156,902,977	136,978,040	19,199,822	185,884,335	313,322,180	616,741,662	584,533,833

Net assets beginning of period	88,880,352	74,917,526	158,926,421	194,086,483	79,218,179	86,340,798	508,673,317	572,712,595	1,329,575,445	930,311,121

Net assets end of period	$83,407,636	$128,515,931	$322,588,300	$350,989,460	$216,196,219	$105,540,620	$694,557,652	$886,034,775	$1,946,317,107	$1,514,844,954

1 Contract unit transactions
Units Outstanding at December 31, 2009	9,096,128	9,670,525	17,855,311	23,763,299	9,157,988	8,940,997	40,160,675	51,868,517	102,210,567	82,389,945

Units Issued	2,926,849	6,912,365	21,208,100	20,869,650	14,255,655	5,945,999	14,526,189	34,990,203	43,013,028	51,461,724
Units Redeemed	(4,334,256)	(1,663,951)	(5,968,986)	(6,169,836)	(1,962,024)	(5,186,917)	(7,294,636)	(12,108,291)	(15,088,339)	(11,829,112)

Units Outstanding at December 31, 2010	7,688,721	14,918,939	33,094,425	38,463,113	21,451,619	9,700,079	47,392,228	74,750,429	130,135,256	122,022,557

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/
	S&P Managed	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Moderate	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$(3,563,998)	$(534,427)	$(692,963)	$(12,029,875)	$(1,589,966)	$(9,364,396)	$(9,740,392)	$(539,841)	$(1,958,177)
Net realized gain (loss) on investments	(1,650,484)	3,242,570	4,646,200	-	74,476	5,296,183	32,702,939	745,172	(9,459,387)
Net change in unrealized appreciation
(depreciation) on investments	246,714,891	(945,590)	88,386,397	-	37,108,190	100,153,006	155,723,095	2,558,139	59,019,435
Net increase (decrease) in net assets
from operations	241,500,409	1,762,553	92,339,634	(12,029,875)	35,592,700	96,084,793	178,685,642	2,763,470	47,601,871

Contract transactions 1
Purchase payments (Note 4)	805,004,501	14,509,167	417,143,922	336,459,482	64,456,225	139,814,313	185,982,229	91,763,401	59,323,595
Surrenders and terminations	(136,901,587)	(3,398,367)	(66,668,196)	(155,558,031)	(21,599,330)	(51,951,190)	(53,381,936)	(24,931,927)	(33,870,455)
Transfers between portfolios	97,204,713	(1,542,606)	87,357,187	(302,895,410)	29,481,962	51,382,640	80,967,735	83,045,694	19,732,230
Net annuitization transactions	(708,147)	191,317	(58,368)	(634,449)	(216,331)	(382,051)	(214,276)	(601,933)	269,465
Policyholder charges (Note 3)	(1,579,564)	(67,024)	(765,519)	(2,370,292)	(322,972)	(541,314)	(615,398)	(326,458)	(324,572)
Net increase (decrease) in net assets from
contract transactions	763,019,916	9,692,487	437,009,026	(124,998,700)	71,799,554	138,322,398	212,738,354	148,948,777	45,130,263

Net increase (decrease) in net assets	1,004,520,325	11,455,040	529,348,660	(137,028,575)	107,392,254	234,407,191	391,423,996	151,712,247	92,732,134

Net assets beginning of period	1,625,058,958	53,500,549	698,799,207	813,942,764	245,684,757	548,364,407	590,369,343	182,385,335	318,777,332

Net assets end of period	$2,629,579,283	$64,955,589	$1,228,147,867	$676,914,189	$353,077,011	$782,771,598	$981,793,339	$334,097,582	$411,509,466

1 Contract unit transactions
Units Outstanding at December 31, 2009	122,140,399	5,975,997	27,589,435	64,606,225	13,947,236	22,175,253	16,143,043	17,700,266	25,158,040

Units Issued	71,620,389	5,213,386	20,315,348	50,622,707	6,589,029	9,468,254	8,355,845	24,061,031	8,818,735
Units Redeemed	(17,755,268)	(4,498,368)	(4,071,219)	(60,800,966)	(2,675,715)	(4,485,632)	(3,489,728)	(9,826,555)	(5,578,407)

Units Outstanding at December 31, 2010	176,005,520	6,691,015	43,833,564	54,427,966	17,860,550	27,157,875	21,009,160	31,934,742	28,398,368

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

									JNL/Capital	JNL/Capital
	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio
Operations
Net investment income (loss)	$(816,915)	$(1,402,531)	$(1,559,446)	$(991,751)	$1,466,843	$870,819	$(2,228,909)	$(917,391)	$2,059,781	$582,666
Net realized gain (loss) on investments	569,763	907,146	1,311,978	1,210,730	(25,489,475)	(21,656,778)	(12,180,762)	(5,846,587)	(17,681,993)	(9,145,573)
Net change in unrealized appreciation
(depreciation) on investments	11,135,505	21,307,340	23,191,318	13,794,351	70,371,385	60,376,379	51,855,882	23,426,097	54,032,345	59,696,023
Net increase (decrease) in net assets
from operations	10,888,353	20,811,955	22,943,850	14,013,330	46,348,753	39,590,420	37,446,211	16,662,119	38,410,133	51,133,116

Contract transactions 1
Purchase payments (Note 4)	134,780,147	177,737,972	202,781,005	112,881,752	50,207,822	41,598,805	52,303,915	20,618,222	66,123,809	60,511,926
Surrenders and terminations	(1,671,981)	(2,949,649)	(2,406,119)	(3,208,152)	(8,083,328)	(10,275,912)	(11,223,302)	(3,945,379)	(16,056,595)	(10,820,593)
Transfers between portfolios	50,801,721	108,247,580	127,755,647	102,060,389	13,773,224	7,542,616	13,211,822	15,210,648	3,453,898	19,324,111
Net annuitization transactions	-	-	23,601	22,307	(23,762)	(78,371)	(8,815)	(53,972)	(7,226)	(48,608)
Policyholder charges (Note 3)	(19,542)	(70,966)	(37,497)	(62,160)	(178,201)	(176,616)	(150,590)	(76,602)	(204,320)	(165,462)
Net increase (decrease) in net assets from
contract transactions	183,890,345	282,964,937	328,116,637	211,694,136	55,695,755	38,610,522	54,133,030	31,752,917	53,309,566	68,801,374

Net increase (decrease) in net assets	194,778,698	303,776,892	351,060,487	225,707,466	102,044,508	78,200,942	91,579,241	48,415,036	91,719,699	119,934,490

Net assets beginning of period	-	-	-	-	112,538,812	108,749,870	127,034,559	37,619,933	173,338,524	120,056,205

Net assets end of period	$194,778,698	$303,776,892	$351,060,487	$225,707,466	$214,583,320	$186,950,812	$218,613,800	$86,034,969	$265,058,223	$239,990,695

1 Contract unit transactions
Units Outstanding at December 31, 2008	-	-	-	-	13,736,558	10,061,021	14,671,176	4,075,586	19,423,029	7,530,606

Units Issued	15,892,360	23,533,259	26,581,484	17,090,791	10,198,879	5,934,245	9,282,054	4,378,527	9,610,375	4,925,397
Units Redeemed	(422,983)	(330,015)	(417,995)	(747,149)	(3,902,898)	(3,263,865)	(3,355,503)	(1,452,496)	(4,510,987)	(1,767,617)

Units Outstanding at December 31, 2009	15,469,377	23,203,244	26,163,489	16,343,642	20,032,539	12,731,401	20,597,727	7,001,617	24,522,417	10,688,386

(a) Commencement of operations April 6, 2009.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Capital	JNL/Capital	JNL/Credit Suisse	JNL/				JNL/Franklin
	Guardian	Guardian U.S.	Commodity	Credit Suisse	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International Small	Growth Equity	Securities	Long/Short	Core Equity	SmallCap Equity	Templeton Founding	Global Growth	Templeton	Templeton Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Income Portfolio	Shares Portfolio
Operations
Net investment income (loss)	$292,059	$(2,519,913)	$(1,872,494)	$(415,736)	$(94,423)	$(2,130,539)	$(9,960,680)	$391,772	$16,861,755	$2,959,133
Net realized gain (loss) on investments	(139,599)	(7,943,738)	(34,564,694)	(3,573,460)	(11,174,627)	(20,468,357)	(56,550,050)	(3,822,165)	(13,262,770)	(4,743,092)
Net change in unrealized appreciation
(depreciation) on investments	13,970,979	66,429,328	156,076,506	19,071,690	25,739,003	63,535,619	227,354,032	17,400,742	75,548,281	24,788,539
Net increase (decrease) in net assets
from operations	14,123,439	55,965,677	119,639,318	15,082,494	14,469,953	40,936,723	160,843,302	13,970,349	79,147,266	23,004,580

Contract transactions 1
Purchase payments (Note 4)	33,137,695	87,174,011	116,022,431	30,962,304	16,344,157	40,768,594	138,446,218	24,827,371	88,165,526	50,225,740
Surrenders and terminations	(1,611,755)	(11,370,459)	(17,173,298)	(2,881,790)	(5,090,476)	(8,224,084)	(37,974,325)	(2,516,608)	(18,385,320)	(5,012,373)
Transfers between portfolios	31,383,684	28,990,685	106,251,364	3,436,951	13,619,050	(1,274,818)	(17,843,548)	11,737,253	43,898,818	16,868,096
Net annuitization transactions	(1,367)	(3,840)	(86,031)	(13,744)	(65,941)	(83,269)	(11,705)	-	20,677	-
Policyholder charges (Note 3)	(24,299)	(191,301)	(403,903)	(54,108)	(63,496)	(122,615)	(791,754)	(65,223)	(351,477)	(83,670)
Net increase (decrease) in net assets from
contract transactions	62,883,958	104,599,096	204,610,563	31,449,613	24,743,294	31,063,808	81,824,886	33,982,793	113,348,224	61,997,793

Net increase (decrease) in net assets	77,007,397	160,564,773	324,249,881	46,532,107	39,213,247	72,000,531	242,668,188	47,953,142	192,495,490	85,002,373

Net assets beginning of period	15,040,264	123,759,835	175,642,940	40,232,681	37,395,642	107,791,438	552,969,807	34,779,687	214,039,597	60,997,592

Net assets end of period	$92,047,661	$284,324,608	$499,892,821	$86,764,788	$76,608,889	$179,791,969	$795,637,995	$82,732,829	$406,535,087	$145,999,965

1 Contract unit transactions
Units Outstanding at December 31, 2008	3,365,422	7,728,693	26,782,530	6,153,726	3,314,555	7,090,476	88,674,053	6,012,628	28,473,587	10,133,006

Units Issued	13,466,360	6,520,991	36,101,402	8,106,292	2,980,042	4,566,454	29,339,733	6,836,741	18,615,968	11,061,723
Units Redeemed	(3,130,484)	(1,358,572)	(11,289,949)	(3,485,568)	(1,136,790)	(2,856,119)	(18,456,543)	(1,757,810)	(5,790,529)	(1,790,202)

Units Outstanding at December 31, 2009	13,701,298	12,891,112	51,593,983	10,774,450	5,157,807	8,800,811	99,557,243	11,091,559	41,299,026	19,404,527

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Operations
Net investment income (loss)	$(584,252)	$9,911,884	$(766,998)	$(345,988)	$(292,949)	$6,363,898	$(1,294,223)	$2,978,901	$2,145,560	$(987,656)
Net realized gain (loss) on investments	(10,346,529)	(963,243)	1,478,585	(12,344,747)	10,384	(48,159,055)	(6,697,805)	11,130,184	(25,794,180)	(27,854,802)
Net change in unrealized appreciation
(depreciation) on investments	35,250,727	24,683,024	6,928,043	38,363,280	829,137	94,698,284	37,524,827	(7,340,214)	164,677,660	67,758,543
Net increase (decrease) in net assets
from operations	24,319,946	33,631,665	7,639,630	25,672,545	546,572	52,903,127	29,532,799	6,768,871	141,029,040	38,916,085

Contract transactions 1
Purchase payments (Note 4)	31,061,480	57,889,476	43,841,044	31,403,308	47,442,191	40,040,082	18,654,145	86,290,551	125,316,587	18,026,040
Surrenders and terminations	(4,964,720)	(23,937,923)	(2,665,303)	(5,814,844)	(755,847)	(12,905,068)	(7,433,043)	(42,156,295)	(16,453,355)	(8,785,434)
Transfers between portfolios	18,368,972	21,669,835	69,223,162	14,175,445	110,604,101	2,874,018	10,001,688	(108,619,673)	133,360,431	(7,971,694)
Net annuitization transactions	(16,746)	(75,857)	-	(8,494)	-	(40,273)	(8,344)	(188,074)	(30,139)	(76,743)
Policyholder charges (Note 3)	(85,301)	(379,256)	(40,272)	(103,191)	(5,260)	(237,616)	(110,288)	(726,857)	(258,383)	(126,033)
Net increase (decrease) in net assets from
contract transactions	44,363,685	55,166,275	110,358,631	39,652,224	157,285,185	29,731,143	21,104,158	(65,400,348)	241,935,141	1,066,136

Net increase (decrease) in net assets	68,683,631	88,797,940	117,998,261	65,324,769	157,831,757	82,634,270	50,636,957	(58,631,477)	382,964,181	39,982,221

Net assets beginning of period	57,615,127	276,385,247	8,742,623	64,798,851	-	187,536,202	64,780,497	448,359,641	148,734,173	110,320,795

Net assets end of period	$126,298,758	$365,183,187	$126,740,884	$130,123,620	$157,831,757	$270,170,472	$115,417,454	$389,728,164	$531,698,354	$150,303,016

1 Contract unit transactions
Units Outstanding at December 31, 2008	7,518,888	14,922,597	906,471	7,952,292	-	19,655,795	5,353,372	26,520,287	21,505,499	9,535,624

Units Issued	8,767,162	6,720,724	11,093,850	7,129,432	15,448,856	8,015,030	2,415,986	10,893,235	31,627,112	2,798,736
Units Redeemed	(3,777,987)	(4,143,670)	(1,134,668)	(2,866,398)	(86,585)	(5,528,689)	(1,264,539)	(14,956,290)	(7,718,933)	(2,944,936)

Units Outstanding at December 31, 2009	12,508,063	17,499,651	10,865,653	12,215,326	15,362,271	22,142,136	6,504,819	22,457,232	45,413,678	9,389,424

(a) Commencement of operations September 28, 2009.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Small Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM	Bond Index	Communications	Consumer Brands	Dow 10	Dow Dividend
	Equity Portfolio(a)	Portfolio	Portfolio	Portfolio	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$43,671	$(63,026)	$(11,130)	$3,864,964	$9,406,952	$5,500,449	$907,585	$(240,942)	$(4,946,114)	$10,673,582
Net realized gain (loss) on investments	(51,141,343)	778,899	135,377	(3,040,589)	(55,920,466)	2,907,651	(8,210,801)	(4,642,402)	(64,313,567)	(51,482,928)
Net change in unrealized appreciation
(depreciation) on investments	47,422,828	2,125,517	1,266,280	29,667,320	179,846,912	6,718,737	12,756,700	11,179,745	108,925,800	78,626,338
Net increase (decrease) in net assets
from operations	(3,674,844)	2,841,390	1,390,527	30,491,695	133,333,398	15,126,837	5,453,484	6,296,401	39,666,119	37,816,992

Contract transactions 1
Purchase payments (Note 4)	1,998,425	7,010,413	3,801,217	52,909,648	13,604,054	106,034,719	6,885,169	6,252,024	19,623,643	22,165,766
Surrenders and terminations	(1,446,657)	(269,652)	(206,069)	(6,296,776)	(23,932,171)	(26,637,763)	(1,897,217)	(1,846,874)	(22,762,618)	(10,075,362)
Transfers between portfolios	(56,952,382)	12,900,249	5,829,761	7,438,766	(65,934,599)	57,748,974	1,155,785	184,247	(33,365,153)	(6,320,676)
Net annuitization transactions	-	-	-	(141,420)	(32,441)	(46,604)	-	-	(117,086)	(8,122)
Policyholder charges (Note 3)	(32,920)	(4,139)	(2,423)	(162,478)	(510,706)	(411,611)	(39,015)	(28,681)	(445,638)	(266,334)
Net increase (decrease) in net assets from
contract transactions	(56,433,534)	19,636,871	9,422,486	53,747,740	(76,805,863)	136,687,715	6,104,722	4,560,716	(37,066,852)	5,495,272

Net increase (decrease) in net assets	(60,108,378)	22,478,261	10,813,013	84,239,435	56,527,535	151,814,552	11,558,206	10,857,117	2,599,267	43,312,264

Net assets beginning of period	60,108,378	552,316	366,424	88,276,078	326,725,874	314,497,576	27,618,471	22,306,246	335,674,758	187,965,070

Net assets end of period	$-	$23,030,577	$11,179,437	$172,515,513	$383,253,409	$466,312,128	$39,176,677	$33,163,363	$338,274,025	$231,277,334

1 Contract unit transactions
Units Outstanding at December 31, 2008	6,376,693	65,786	43,984	14,348,414	42,985,871	26,241,513	7,622,520	3,172,002	56,631,585	36,151,049

Units Issued	598,720	2,483,213	1,021,371	14,075,817	3,610,352	18,384,234	4,273,202	2,009,522	9,118,135	11,460,079
Units Redeemed	(6,975,413)	(650,268)	(72,562)	(5,609,842)	(13,110,817)	(7,363,832)	(3,170,625)	(1,606,006)	(15,749,227)	(10,029,364)

Units Outstanding at December 31, 2009	-	1,898,731	992,793	22,814,389	33,485,406	37,261,915	8,725,097	3,575,518	50,000,493	37,581,764

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM
	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	S&P 500 Stock	European 30	Financial	Global 15	Global Alpha	Healthcare	Index 5	International	JNL 5	JNL Optimized
	Index Portfolio(a)	Portfolio	Sector Portfolio	Portfolio	Portfolio(b)	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio
Operations
Net investment income (loss)	$977,055	$174,495	$77,225	$(8,671,495)	$(15,546)	$(337,268)	$(122,171)	$3,752,010	$55,737,283	$3,547,159
Net realized gain (loss) on investments	(27,416,638)	842,996	(20,601,915)	(61,275,270)	(4,789)	(8,838,187)	(984,614)	(35,317,122)	(549,672,000)	(50,089,173)
Net change in unrealized appreciation
(depreciation) on investments	23,709,759	238,344	45,976,882	204,079,051	(73,995)	30,511,787	27,398,241	125,585,066	1,062,884,101	147,283,299
Net increase (decrease) in net assets
from operations	(2,729,824)	1,255,835	25,452,192	134,132,286	(94,330)	21,336,332	26,291,456	94,019,954	568,949,384	100,741,285

Contract transactions 1
Purchase payments (Note 4)	1,189,784	5,044,605	33,856,213	36,079,517	1,524,606	26,625,082	72,586,558	72,255,079	262,695,385	48,769,668
Surrenders and terminations	(982,723)	(248,797)	(7,006,282)	(37,433,694)	(41,291)	(8,447,083)	(5,644,731)	(23,956,078)	(161,709,473)	(16,987,984)
Transfers between portfolios	(40,181,578)	5,853,302	15,640,186	(84,224,207)	5,128,888	(6,578,903)	32,470,766	10,484,709	(303,300,088)	(26,341,550)
Net annuitization transactions	-	-	6,658	(93,292)	-	(2,446)	-	(7,586)	(33,261)	(20,283)
Policyholder charges (Note 3)	(23,014)	(1,836)	(135,765)	(764,963)	(1,640)	(162,267)	(127,184)	(421,214)	(4,038,570)	(457,182)
Net increase (decrease) in net assets from
contract transactions	(39,997,531)	10,647,274	42,361,010	(86,436,639)	6,610,563	11,434,383	99,285,409	58,354,910	(206,386,007)	4,962,669

Net increase (decrease) in net assets	(42,727,355)	11,903,109	67,813,202	47,695,647	6,516,233	32,770,715	125,576,865	152,374,864	362,563,377	105,703,954

Net assets beginning of period	42,727,355	392,902	72,119,554	523,596,857	-	118,315,363	56,122,504	296,336,432	2,750,039,606	288,762,199

Net assets end of period	$-	$12,296,011	$139,932,756	$571,292,504	$6,516,233	$151,086,078	$181,699,369	$448,711,296	$3,112,602,983	$394,466,153

1 Contract unit transactions
Units Outstanding at December 31, 2008	6,840,622	45,727	12,617,959	54,391,945	-	12,595,008	8,222,833	26,076,536	351,714,820	45,494,565

Units Issued	1,314,667	1,201,909	16,929,457	6,725,337	754,127	6,323,041	16,660,805	11,382,122	53,024,690	11,345,328
Units Redeemed	(8,155,289)	(217,751)	(8,666,727)	(15,152,720)	(92,302)	(5,450,073)	(3,317,839)	(6,446,376)	(79,117,390)	(11,012,647)

Units Outstanding at December 31, 2009	-	1,029,885	20,880,689	45,964,562	661,825	13,467,976	21,565,799	31,012,282	325,622,120	45,827,246

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
(b) Commencement of operations September 28, 2009.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10	S&P 24	S&P 400 MidCap	S&P 500	S&P SMid	Select Small-Cap
	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Index Portfolio	60 Portfolio	Portfolio
Operations
Net investment income (loss)	$(1,153,050)	$2,076,325	$(2,713,544)	$82,476	$(4,962,028)	$(362,567)	$(1,133,318)	$185,596	$(484,350)	$(1,890,626)
Net realized gain (loss) on investments	(7,314,036)	(9,879,373)	(21,869,081)	911,459	(62,171,121)	(3,501,276)	(35,449,358)	(31,749,980)	(2,062,714)	(81,604,959)
Net change in unrealized appreciation
(depreciation) on investments	27,847,090	28,053,641	92,537,937	498,770	115,125,416	7,762,758	123,486,425	153,029,741	34,497,915	90,695,758
Net increase (decrease) in net assets
from operations	19,380,004	20,250,593	67,955,312	1,492,705	47,992,267	3,898,915	86,903,749	121,465,357	31,950,851	7,200,173

Contract transactions 1
Purchase payments (Note 4)	19,715,127	13,757,894	81,666,117	6,637,129	14,838,903	7,718,838	50,136,857	113,010,052	21,010,156	17,527,236
Surrenders and terminations	(3,922,575)	(3,837,775)	(27,755,978)	(208,564)	(22,462,008)	(1,326,268)	(19,162,712)	(35,120,986)	(3,638,729)	(18,741,353)
Transfers between portfolios	(3,194,663)	(904,825)	9,788,473	7,312,778	(39,209,516)	(3,777,536)	6,682,218	111,160,082	32,914,041	(15,132,139)
Net annuitization transactions	(13,157)	(10,040)	(112,490)	-	(58,848)	-	(9,963)	(28,894)	(4,711)	(40,986)
Policyholder charges (Note 3)	(84,222)	(75,590)	(755,504)	(1,775)	(475,551)	(26,946)	(347,441)	(569,341)	(42,386)	(393,415)
Net increase (decrease) in net assets from
contract transactions	12,500,510	8,929,664	62,830,618	13,739,568	(47,367,020)	2,588,088	37,298,959	188,450,913	50,238,371	(16,780,657)

Net increase (decrease) in net assets	31,880,514	29,180,257	130,785,930	15,232,273	625,247	6,487,003	124,202,708	309,916,270	82,189,222	(9,580,484)

Net assets beginning of period	52,148,087	50,699,836	303,558,910	489,459	319,741,251	25,914,069	235,461,609	352,979,849	40,939,929	298,382,903

Net assets end of period	$84,028,601	$79,880,093	$434,344,840	$15,721,732	$320,366,498	$32,401,072	$359,664,317	$662,896,119	$123,129,151	$288,802,419

1 Contract unit transactions
Units Outstanding at December 31, 2008	7,151,158	8,264,578	13,754,549	51,185	45,660,128	3,642,928	23,886,714	45,783,856	6,769,385	27,338,779

Units Issued	4,877,321	5,960,370	9,376,988	1,491,799	6,637,383	2,404,864	9,218,878	35,019,311	12,006,134	5,112,834
Units Redeemed	(3,307,187)	(4,506,386)	(6,607,852)	(197,621)	(13,513,021)	(2,164,185)	(6,256,736)	(12,548,695)	(5,983,828)	(6,833,457)

Units Outstanding at December 31, 2009	8,721,292	9,718,562	16,523,685	1,345,363	38,784,490	3,883,607	26,848,856	68,254,472	12,791,691	25,618,156

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

					JNL/					JNL/
	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America
	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return	Core Equity
	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio(a)
Operations
Net investment income (loss)	$(1,987,487)	$(2,043,347)	$(7,745,094)	$159,619	$90,373	$(753,335)	$(1,706,845)	$6,907,915	$17,725,874	$2,509,517
Net realized gain (loss) on investments	(24,679,037)	(2,365,479)	(98,189,308)	(45,707,698)	(6,896,085)	3,710,416	7,811,603	(6,012,254)	40,227,386	(14,687,194)
Net change in unrealized appreciation
(depreciation) on investments	103,756,706	64,904,153	165,925,431	96,440,533	47,214,943	12,923,808	40,729,924	73,167,378	85,014,664	20,884,420
Net increase (decrease) in net assets
from operations	77,090,182	60,495,327	59,991,029	50,892,454	40,409,231	15,880,889	46,834,682	74,063,039	142,967,924	8,706,743

Contract transactions 1
Purchase payments (Note 4)	45,930,519	46,967,071	43,144,144	28,217,229	31,807,289	22,558,163	59,852,680	144,670,236	399,258,367	2,008,657
Surrenders and terminations	(19,213,271)	(8,158,752)	(28,696,426)	(13,381,216)	(8,447,555)	(2,472,394)	(5,121,661)	(37,083,239)	(94,243,572)	(3,319,529)
Transfers between portfolios	65,990,001	76,400,940	(66,985,150)	(10,635,896)	5,257,393	56,624,948	90,448,292	90,713,123	356,925,100	(44,773,975)
Net annuitization transactions	(7,129)	(5,791)	(44,634)	(2,844)	(17,180)	(6,703)	(23,925)	(62,279)	(611,473)	(33,043)
Policyholder charges (Note 3)	(335,762)	(167,865)	(806,149)	(320,644)	(125,250)	(43,013)	(120,179)	(672,064)	(1,522,337)	(47,679)
Net increase (decrease) in net assets from
contract transactions	92,364,358	115,035,603	(53,388,215)	3,876,629	28,474,697	76,661,001	145,035,207	197,565,777	659,806,085	(46,165,569)

Net increase (decrease) in net assets	169,454,540	175,530,930	6,602,814	54,769,083	68,883,928	92,541,890	191,869,889	271,628,816	802,774,009	(37,458,826)

Net assets beginning of period	193,801,337	49,760,923	517,872,874	228,217,219	104,997,285	3,934,203	24,870,505	423,346,238	871,072,301	37,458,826

Net assets end of period	$363,255,877	$225,291,853	$524,475,688	$282,986,302	$173,881,213	$96,476,093	$216,740,394	$694,975,054	$1,673,846,310	$-

1 Contract unit transactions
Units Outstanding at December 31, 2008	20,221,006	13,023,026	56,423,683	28,249,798	11,924,338	818,575	5,963,651	41,004,562	59,557,646	3,361,806

Units Issued	16,268,744	34,763,859	10,960,593	6,233,114	4,924,857	14,555,942	30,740,564	31,533,531	54,322,259	433,011
Units Redeemed	(6,363,444)	(11,386,109)	(16,761,323)	(5,786,514)	(2,490,195)	(3,365,602)	(7,702,058)	(14,239,192)	(13,892,457)	(3,794,817)

Units Outstanding at December 31, 2009	30,126,306	36,400,776	50,622,953	28,696,398	14,359,000	12,008,915	29,002,157	58,298,901	99,987,448	-

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/	JNL/	JNL/	JNL/	JNL/		JNL/S&P			JNL/S&P
	PPM America	PPM America	PPM America	PPM America	Red Rocks Listed		Competitive	JNL/S&P	JNL/S&P	Disciplined
	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Disciplined	Disciplined	Moderate
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Moderate Portfolio	Growth Portfolio
Operations
Net investment income (loss)	$22,510,698	$(107,848)	$(90,523)	$2,834,266	$2,354,935	$(1,652,895)	$(1,036,459)	$841,122	$1,144,690	$1,938,713
Net realized gain (loss) on investments	(16,130,787)	(642,372)	(371,804)	(11,283,135)	3,466,381	(5,456,522)	2,227,986	(693,990)	(879,408)	(4,162,458)
Net change in unrealized appreciation
(depreciation) on investments	109,699,919	4,226,847	3,030,435	33,373,404	18,194,731	155,995,559	19,904,848	11,668,979	17,301,781	27,577,540
Net increase (decrease) in net assets
from operations	116,079,830	3,476,627	2,568,108	24,924,535	24,016,047	148,886,142	21,096,375	11,816,111	17,567,063	25,353,795

Contract transactions 1
Purchase payments (Note 4)	92,774,566	4,059,038	4,846,156	8,360,787	46,382,574	161,336,396	21,331,749	33,324,954	66,708,865	92,435,183
Surrenders and terminations	(26,882,523)	(857,324)	(691,375)	(7,565,988)	(2,489,803)	(20,077,033)	(3,481,661)	(1,906,420)	(4,993,623)	(5,605,625)
Transfers between portfolios	137,395,776	9,188,738	3,272,306	7,700,224	31,582,415	46,524,447	23,348,460	6,711,978	23,947,924	10,673,245
Net annuitization transactions	(65,077)	-	-	(22,351)	-	5,493	-	-	-	-
Policyholder charges (Note 3)	(408,128)	(15,045)	(9,465)	(75,765)	(23,583)	(391,165)	(59,895)	(36,007)	(91,914)	(88,848)
Net increase (decrease) in net assets from
contract transactions	202,814,614	12,375,407	7,417,622	8,396,907	75,451,603	187,398,138	41,138,653	38,094,505	85,571,252	97,413,955

Net increase (decrease) in net assets	318,894,444	15,852,034	9,985,730	33,321,442	99,467,650	336,284,280	62,235,028	49,910,616	103,138,315	122,767,750

Net assets beginning of period	172,415,363	3,372,961	4,762,511	55,567,160	12,101,739	255,728,801	26,645,324	25,006,910	55,788,106	71,318,733

Net assets end of period	$491,309,807	$19,224,995	$14,748,241	$88,888,602	$111,569,389	$592,013,081	$88,880,352	$74,917,526	$158,926,421	$194,086,483

1 Contract unit transactions
Units Outstanding at December 31, 2008	19,369,586	599,363	764,360	5,526,336	2,043,679	38,346,478	3,872,489	3,996,180	7,341,090	10,574,410

Units Issued	30,774,932	2,863,013	2,040,305	2,055,410	13,044,460	38,163,501	10,839,264	8,504,611	13,102,652	17,399,680
Units Redeemed	(12,716,479)	(1,103,658)	(1,009,805)	(1,462,373)	(1,452,266)	(12,956,535)	(5,615,625)	(2,830,266)	(2,588,431)	(4,210,791)

Units Outstanding at December 31, 2009	37,428,039	2,358,718	1,794,860	6,119,373	13,635,873	63,553,444	9,096,128	9,670,525	17,855,311	23,763,299

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/S&P	JNL/S&P		JNL/	JNL/		JNL/	JNL/	JNL/S&P	JNL/S&P
	Dividend Income	Growth	JNL/S&P	S&P Managed	S&P Managed	JNL/	S&P Managed	S&P Managed	Moderate Growth	Moderate
	& Growth	Retirement	Intrinsic Value	Aggressive	Conservative	S&P Managed	Moderate	Moderate	Retirement	Retirement
	Portfolio	Strategy Portfolio(a)	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Portfolio	Growth Portfolio	Strategy Portfolio(a)	Strategy Portfolio(a)
Operations
Net investment income (loss)	$(761,478)	$1,500	$(786,934)	$3,579,362	$1,509,533	$6,060,082	$(929,589)	$(9,174,866)	$2,495	$14,673
Net realized gain (loss) on investments	(1,187,257)	(330,238)	(1,714,542)	(11,151,423)	(5,542,621)	(21,390,427)	(13,032,569)	(12,665,555)	(285,852)	(385,576)
Net change in unrealized appreciation
(depreciation) on investments	15,009,058	295,356	22,003,299	111,937,906	55,969,297	236,592,798	116,809,198	253,504,869	257,982	313,075
Net increase (decrease) in net assets
from operations	13,060,323	(33,382)	19,501,823	104,365,845	51,936,209	221,262,453	102,847,040	231,664,448	(25,375)	(57,828)

Contract transactions 1
Purchase payments (Note 4)	26,664,295	-	15,598,513	102,461,227	151,202,813	339,550,227	269,442,092	424,403,083	-	-
Surrenders and terminations	(2,529,755)	(42,001)	(2,441,510)	(29,560,206)	(40,334,117)	(68,640,095)	(47,349,439)	(87,082,951)	(6,080)	(17,544)
Transfers between portfolios	8,404,659	(472,925)	24,179,456	(2,738,289)	35,597,643	116,962,865	95,085,732	155,178,882	(552,040)	(1,032,818)
Net annuitization transactions	-	-	-	(79,546)	(11,971)	15,692	(31,417)	(122,951)	-	-
Policyholder charges (Note 3)	(37,644)	(140)	(48,067)	(554,801)	(549,315)	(1,170,088)	(714,186)	(1,346,394)	-	-
Net increase (decrease) in net assets from
contract transactions	32,501,555	(515,066)	37,288,392	69,528,385	145,905,053	386,718,601	316,432,782	491,029,669	(558,120)	(1,050,362)

Net increase (decrease) in net assets	45,561,878	(548,448)	56,790,215	173,894,230	197,841,262	607,981,054	419,279,822	722,694,117	(583,495)	(1,108,190)

Net assets beginning of period	33,656,301	548,448	29,550,583	334,779,087	374,871,333	721,594,391	511,031,299	902,364,841	583,495	1,108,190

Net assets end of period	$79,218,179	$-	$86,340,798	$508,673,317	$572,712,595	$1,329,575,445	$930,311,121	$1,625,058,958	$-	$-

1 Contract unit transactions
Units Outstanding at December 31, 2008	4,731,377	75,425	4,725,201	34,272,981	38,037,594	70,370,398	53,018,314	83,110,942	73,605	128,629

Units Issued	6,145,813	196	8,803,911	12,910,033	25,142,172	43,436,629	41,296,788	52,017,035	2,575	7,240
Units Redeemed	(1,719,202)	(75,621)	(4,588,115)	(7,022,339)	(11,311,249)	(11,596,460)	(11,925,157)	(12,987,578)	(76,180)	(135,869)

Units Outstanding at December 31, 2009	9,157,988	-	8,940,997	40,160,675	51,868,517	102,210,567	82,389,945	122,140,399	-	-

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

				JNL/
	JNL/S&P	JNL/S&P	JNL/S&P	S&P Retirement	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe
	Retirement 2015	Retirement 2020	Retirement 2025	Income	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio
Operations
Net investment income (loss)	$506,910	$148,791	$82,506	$1,256,781	$(637,972)	$6,841,592	$(15,075,234)	$288,215	$(4,785,870)	$(6,637,191)
Net realized gain (loss) on investments	(2,625,761)	(506,224)	(380,445)	(1,596,241)	(2,996,860)	(21,221,781)	2	(17,170,845)	(26,691,263)	(31,831,158)
Net change in unrealized appreciation
(depreciation) on investments	8,284,059	3,797,173	2,458,450	6,914,383	14,258,807	105,974,763	(1)	56,847,641	169,951,443	193,451,052
Net increase (decrease) in net assets
from operations	6,165,208	3,439,740	2,160,511	6,574,923	10,623,975	91,594,574	(15,075,233)	39,965,011	138,474,310	154,982,703

Contract transactions 1
Purchase payments (Note 4)	11,390,690	9,492,151	4,542,336	11,024,736	11,359,718	175,736,149	386,101,405	49,464,124	90,478,710	114,266,202
Surrenders and terminations	(910,455)	(245,193)	(298,620)	(3,032,077)	(2,156,446)	(42,129,612)	(174,306,804)	(13,217,033)	(32,780,679)	(29,936,585)
Transfers between portfolios	(41,752,318)	(22,954,037)	(12,505,704)	(60,060,356)	5,322,494	41,459,525	(578,994,615)	16,166,183	51,614,624	42,509,245
Net annuitization transactions	-	-	-	-	-	(117,216)	(694,184)	(26,470)	(64,750)	(179,645)
Policyholder charges (Note 3)	(24,851)	(8,472)	(16,684)	(59,418)	(48,096)	(550,152)	(3,780,093)	(203,954)	(483,014)	(468,406)
Net increase (decrease) in net assets from
contract transactions	(31,296,934)	(13,715,551)	(8,278,672)	(52,127,115)	14,477,670	174,398,694	(371,674,291)	52,182,850	108,764,891	126,190,811

Net increase (decrease) in net assets	(25,131,726)	(10,275,811)	(6,118,161)	(45,552,192)	25,101,645	265,993,268	(386,749,524)	92,147,861	247,239,201	281,173,514

Net assets beginning of period	25,131,726	10,275,811	6,118,161	45,552,192	28,398,904	432,805,939	1,200,692,288	153,536,896	301,125,206	309,195,829

Net assets end of period	$-	$-	$-	$-	$53,500,549	$698,799,207	$813,942,764	$245,684,757	$548,364,407	$590,369,343

1 Contract unit transactions
Units Outstanding at December 31, 2008	3,142,804	1,329,083	808,409	5,098,365	4,461,877	20,425,435	94,661,141	10,667,132	17,566,585	12,488,367

Units Issued	2,252,399	1,752,813	984,181	2,350,213	5,379,546	11,154,272	47,476,202	6,160,305	7,861,055	6,102,206
Units Redeemed	(5,395,203)	(3,081,896)	(1,792,590)	(7,448,578)	(3,865,426)	(3,990,272)	(77,531,118)	(2,880,201)	(3,252,387)	(2,447,530)

Units Outstanding at December 31, 2009	-	-	-	-	5,975,997	27,589,435	64,606,225	13,947,236	22,175,253	16,143,043

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/T. Rowe	JNL/T. Rowe
	Price Short-Term	Price Value
	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$2,863,553	$276,747
Net realized gain (loss) on investments	247,531	(34,283,208)
Net change in unrealized appreciation
(depreciation) on investments	3,931,856	110,097,185
Net increase (decrease) in net assets
from operations	7,042,940	76,090,724

Contract transactions 1
Purchase payments (Note 4)	45,865,205	44,136,191
Surrenders and terminations	(10,384,688)	(19,594,489)
Transfers between portfolios	52,757,705	14,206,122
Net annuitization transactions	(22,466)	(47,762)
Policyholder charges (Note 3)	(117,223)	(253,330)
Net increase (decrease) in net assets from
contract transactions	88,098,533	38,446,732

Net increase (decrease) in net assets	95,141,473	114,537,456

Net assets beginning of period	87,243,862	204,239,876

Net assets end of period	$182,385,335	$318,777,332

1 Contract unit transactions
Units Outstanding at December 31, 2008	8,977,863	21,769,944

Units Issued	14,797,655	8,083,096
Units Redeemed	(6,075,252)	(4,695,000)

Units Outstanding at December 31, 2009	17,700,266	25,158,040

See notes to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993.  The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contains ninety-nine (99) Portfolios as of December 31, 2010, each of which invests in the following series of mutual funds (“Funds”):

JNL Series Trust
JNL Institutional Alt 20 Fund	JNL/Invesco Global Real Estate Fund	JNL/PIMCO Total Return Bond Fund
JNL Institutional Alt 35 Fund	JNL/Invesco International Growth Fund	JNL/PPM America High Yield Bond Fund
JNL Institutional Alt 50 Fund	JNL/Invesco Large Cap Growth Fund	JNL/PPM America Mid Cap Value Fund
JNL Institutional Alt 65 Fund	JNL/Invesco Small Cap Growth Fund	JNL/PPM America Small Cap Value Fund
JNL/American Funds Blue Chip Income and Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/PPM America Value Equity Fund
JNL/American Funds Global Bond Fund	JNL/JPMorgan International Value Fund	JNL/Red Rocks Listed Private Equity Fund
JNL/American Funds Global Small Capitalization Fund	JNL/JPMorgan MidCap Growth Fund	JNL/S&P 4 Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/S&P Competitive Advantage Fund
JNL/American Funds International Fund	JNL/Lazard Emerging Markets Fund	JNL/S&P Disciplined Growth Fund
JNL/American Funds New World Fund	JNL/Lazard Mid Cap Equity Fund	JNL/S&P Disciplined Moderate Fund
JNL/BlackRock Commodity Securities Fund	JNL/M&G Global Basics Fund	JNL/S&P Disciplined Moderate Growth Fund
JNL/BlackRock Global Allocation Fund	JNL/M&G Global Leaders Fund	JNL/S&P Dividend Income & Growth Fund
JNL/Capital Guardian Global Balanced Fund	JNL/MCM 10 x 10 Fund*	JNL/S&P Intrinsic Value Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/MCM Bond Index Fund*	JNL/S&P Managed Aggressive Growth Fund
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/MCM European 30 Fund*	JNL/S&P Managed Conservative Fund
JNL/Eagle Core Equity Fund	JNL/MCM Global Alpha Fund*	JNL/S&P Managed Growth Fund
JNL/Eagle SmallCap Equity Fund	JNL/MCM Index 5 Fund*	JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL/MCM International Index Fund*	JNL/S&P Managed Moderate Growth Fund
JNL/Franklin Templeton Global Growth Fund	JNL/MCM Pacific Rim 30 Fund*	JNL/S&P Total Yield Fund
JNL/Franklin Templeton Income Fund	JNL/MCM S&P 400 MidCap Index Fund*	JNL/Select Balanced Fund
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/MCM S&P 500 Index Fund*	JNL/Select Money Market Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/MCM Small Cap Index Fund*	JNL/Select Value Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/Oppenheimer Global Growth Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/PAM Asia ex-Japan Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/PAM China-India Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/PIMCO Real Return Fund	JNL/T. Rowe Price Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MCM 25 Fund*	JNL/MCM Healthcare Sector Fund*	JNL/MCM S&P® 24 Fund*
JNL/MCM Communications Sector Fund*	JNL/MCM JNL 5 Fund*	JNL/MCM S&P® SMid 60 Fund*
JNL/MCM Consumer Brands Sector Fund*	JNL/MCM JNL Optimized 5 Fund*	JNL/MCM Select Small-Cap Fund*
JNL/MCM Dow SM 10 Fund*	JNL/MCM Nasdaq® 25 Fund*	JNL/MCM Technology Sector Fund*
JNL/MCM Dow SM Dividend Fund*	JNL/MCM NYSE® International 25 Fund*	JNL/MCM Value Line® 30 Fund*
JNL/MCM Financial Sector Fund*	JNL/MCM Oil & Gas Sector Fund*	JNL/MCM VIP Fund*
JNL/MCM Global 15 Fund*	JNL/MCM S&P® 10 Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2010, the following Funds changed names:

PRIOR PORTFOLIO NAME	CURRENT PORTFOLIO NAME	EFFECTIVE DATE
JNL/Capital Guardian International Small Cap Fund	JNL/Franklin Templeton International Small Cap Growth Fund(1)	May 3, 2010
JNL/AIM Global Real Estate Fund	JNL/Invesco Global Real Estate Fund	October 11, 2010
JNL/AIM International Growth Fund	JNL/Invesco International Growth Fund	October 11, 2010
JNL/AIM Large Cap Growth Fund	JNL/Invesco Large Cap Growth Fund	October 11, 2010
JNL/AIM Small Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	October 11, 2010
JNL/Credit Suisse Commodity Securities Fund	JNL/BlackRock Commodity Securities Fund(1)	October 11, 2010
JNL/Credit Suisse Long/Short Fund	JNL/Goldman Sachs U.S. Equity Flex Fund(1)	October 11, 2010

(1) These name changes are due to changes in sub-adviser.
* MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 2 – Significant Accounting Policies (continued)

Investments

The Separate Account’s investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

FASB Accounting Standards Codification™ (the ASC)

In June 2009, the FASB issued an accounting pronouncement establishing the FASB Accounting Standards Codification™ (the ASC) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities. This pronouncement was effective for financial statements issued for interim and annual periods ending after September 15, 2009, for most entities. On the effective date, all non-SEC accounting and reporting standards were superseded.   This pronouncement had no impact on the accompanying financial statements.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Fund’s own assumptions in determining the fair value of the investment.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2010, all of the Separate Account's investments are in funds for which quoted prices are available in an active market.  Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with ASC 820 differs from the characterization of an investment in the fund.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.  For the years ended December 31, 2010 and 2009, contract maintenance charges were assessed in the amount of $6,719,734 and $6,503,209, respectively.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required.  This charge will be deducted from the amount transferred prior to the allocation to a different portfolio.  For the years ended December 31, 2010 and 2009, transfer charges were assessed in the amount of $57,988 and $34,952, respectively.

Surrender or Contingent Deferred Sales Charge

During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2010 and 2009, surrender charges were assessed in the amount of $31,960,116 and $25,432,934, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.87%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Accumulation Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 1.02% of the Guaranteed Value (GV).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 3.00%, depending on the product, of the Guaranteed Withdrawal Balance (GWB).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Death Benefit Charge.  If any of the optional death benefits are selected that are available under the Contract, Jackson will assess an annual charge of 0.60% - 1.80%, depending on product, of the Death Benefit base.  The charge will be deducted each contract quarter from the contract value by redeeming units.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 3 – Policy Charges (continued)

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Earnings Protection Benefit Charge.  If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

Contract Enhancement Charge.  If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.695%.

Withdrawal Charge Period.  If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner’s allocations to the portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.80% on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $73,788,281 and $42,967,834 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2010, purchases and proceeds from sales of investments are as follows:

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL Institutional Alt 20 Fund	$389,771,043	$48,316,852	JNL/Ivy Asset Strategy Fund	$777,012,802	$160,909,619
JNL Institutional Alt 35 Fund	554,886,265	81,417,697	JNL/JPMorgan International Value Fund	118,660,407	99,451,051
JNL Institutional Alt 50 Fund	699,135,940	112,415,355	JNL/JPMorgan MidCap Growth Fund	77,437,625	52,956,134
JNL Institutional Alt 65 Fund	494,304,753	106,242,191	JNL/JPMorgan U.S. Government & Quality Bond Fund	437,291,370	354,738,220
JNL/American Funds Blue Chip Income and Growth Fund	139,743,266	11,590,090	JNL/Lazard Emerging Markets Fund	586,950,801	276,722,906
JNL/American Funds Global Bond Fund	115,286,411	17,091,427	JNL/Lazard Mid Cap Equity Fund	88,118,837	75,204,026
JNL/American Funds Global Small Capitalization Fund	72,529,905	5,771,342	JNL/M&G Global Basics Fund	36,669,007	22,564,118
JNL/American Funds Growth-Income Fund	161,601,403	10,850,223	JNL/M&G Global Leaders Fund	19,149,042	10,401,403
JNL/American Funds International Fund	97,347,709	7,781,005	JNL/MCM 10 x 10 Fund	73,726,187	44,465,206
JNL/American Funds New World Fund	125,034,861	6,106,056	JNL/MCM Bond Index Fund	235,770,421	182,831,366
JNL/BlackRock Commodity Securities Fund	314,897,354	216,944,139	JNL/MCM European 30 Fund	17,168,822	12,519,319
JNL/BlackRock Global Allocation Fund	173,823,020	5,137,725	JNL/MCM Global Alpha Fund	42,521,483	11,923,845
JNL/Capital Guardian Global Balanced Fund	128,248,523	78,347,514	JNL/MCM Index 5 Fund	143,723,343	57,530,348
JNL/Capital Guardian Global Diversified Research Fund	106,142,424	83,363,997	JNL/MCM International Index Fund	146,292,072	140,368,170
JNL/Capital Guardian U.S. Growth Equity Fund	155,565,263	85,840,521	JNL/MCM Pacific Rim 30 Fund	34,575,278	17,921,663
JNL/Eagle Core Equity Fund	56,762,890	34,154,063	JNL/MCM S&P 400 MidCap Index Fund	179,209,672	157,996,718
JNL/Eagle SmallCap Equity Fund	262,069,989	108,630,184	JNL/MCM S&P 500 Index Fund	318,966,138	259,780,574
JNL/Franklin Templeton Founding Strategy Fund	296,826,945	176,260,792	JNL/MCM Small Cap Index Fund	149,608,416	155,592,516
JNL/Franklin Templeton Global Growth Fund	68,387,195	36,144,083	JNL/Oppenheimer Global Growth Fund	107,216,359	62,699,770
JNL/Franklin Templeton Income Fund	352,163,539	152,639,284	JNL/PAM Asia ex-Japan Fund	102,424,634	75,809,002
JNL/Franklin Templeton International Small Cap Growth Fund	97,735,279	62,524,857	JNL/PAM China-India Fund	272,144,048	158,279,476
JNL/Franklin Templeton Mutual Shares Fund	122,970,669	48,760,289	JNL/PIMCO Real Return Fund	612,593,251	362,876,884
JNL/Franklin Templeton Small Cap Value Fund	151,367,736	83,029,674	JNL/PIMCO Total Return Bond Fund	1,774,097,902	949,360,892
JNL/Goldman Sachs Core Plus Bond Fund	304,335,949	212,266,669	JNL/PPM America High Yield Bond Fund	598,004,905	408,412,331
JNL/Goldman Sachs Emerging Markets Debt Fund	316,364,961	107,004,013	JNL/PPM America Mid Cap Value Fund	97,660,732	44,711,526
JNL/Goldman Sachs Mid Cap Value Fund	136,901,859	69,518,396	JNL/PPM America Small Cap Value Fund	70,825,189	31,934,747
JNL/Goldman Sachs U.S. Equity Flex Fund	58,708,938	44,137,437	JNL/PPM America Value Equity Fund	47,393,202	43,601,539
JNL/Invesco Global Real Estate Fund	201,980,958	92,699,793	JNL/Red Rocks Listed Private Equity Fund	189,461,724	63,540,650
JNL/Invesco International Growth Fund	144,085,264	83,570,725	JNL/S&P 4 Fund	324,176,417	208,725,461
JNL/Invesco Large Cap Growth Fund	113,724,131	104,412,674	JNL/S&P Competitive Advantage Fund	42,657,807	53,653,928
JNL/Invesco Small Cap Growth Fund	82,533,114	54,284,797	JNL/S&P Disciplined Growth Fund	61,269,285	19,272,094

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL/S&P Disciplined Moderate Fund	$211,092,730	$71,943,025	JNL/S&P Total Yield Fund	$60,458,442	$50,011,784
JNL/S&P Disciplined Moderate Growth Fund	194,936,833	71,312,318	JNL/Select Balanced Fund	636,458,082	200,142,020
JNL/S&P Dividend Income & Growth Fund	159,832,383	36,514,981	JNL/Select Money Market Fund	900,941,554	1,037,970,129
JNL/S&P Intrinsic Value Fund	88,910,751	71,011,387	JNL/Select Value Fund	155,673,945	85,464,357
JNL/S&P Managed Aggressive Growth Fund	249,643,081	155,274,692	JNL/T. Rowe Price Established Growth Fund	309,526,068	180,568,065
JNL/S&P Managed Conservative Fund	502,420,396	231,438,068	JNL/T. Rowe Price Mid-Cap Growth Fund	439,490,986	217,770,754
JNL/S&P Managed Growth Fund	737,481,983	354,736,023	JNL/T. Rowe Price Short-Term Bond Fund	318,784,542	170,375,606
JNL/S&P Managed Moderate Fund	729,782,619	253,828,080	JNL/T. Rowe Price Value Fund	156,625,776	113,453,691
JNL/S&P Managed Moderate Growth Fund	1,176,390,816	416,934,898

JNL Variable Fund LLC
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL/MCM 25 Fund	$221,770,078	$192,357,081	JNL/MCM Nasdaq® 25 Fund	$60,229,407	$45,689,905
JNL/MCM Communications Sector Fund	46,011,935	34,191,766	JNL/MCM NYSE® International 25 Fund	60,786,754	43,293,323
JNL/MCM Consumer Brands Sector Fund	64,509,366	32,641,597	JNL/MCM Oil & Gas Sector Fund	273,519,333	196,447,521
JNL/MCM Dow SM 10 Fund	90,589,240	127,068,855	JNL/MCM S&P® 10 Fund	46,832,452	104,975,103
JNL/MCM Dow SM Dividend Fund	85,073,913	82,255,254	JNL/MCM S&P® 24 Fund	23,843,101	16,685,674
JNL/MCM Financial Sector Fund	100,026,540	82,556,186	JNL/MCM S&P® SMid 60 Fund	132,475,459	104,256,358
JNL/MCM Global 15 Fund	85,688,630	198,322,824	JNL/MCM Select Small-Cap Fund	59,072,673	104,876,810
JNL/MCM Healthcare Sector Fund	83,658,096	78,979,072	JNL/MCM Technology Sector Fund	188,715,121	164,972,470
JNL/MCM JNL 5 Fund	380,369,662	749,021,304	JNL/MCM Value Line® 30 Fund	101,055,143	173,888,143
JNL/MCM JNL Optimized 5 Fund	75,751,558	101,990,498	JNL/MCM VIP Fund	45,398,253	75,161,039

Note 6 – Subsequent Events

Effective February 22, 2011, changes were made to the investment options available in the Separate Account.  JNL/BlackRock Global Allocation Portfolio was removed as an investment option for all new investment allocations, but any current investment balances as of February 22, 2011, remained invested in the Portfolio.  Management has evaluated the Funds for any other subsequent events through the date the financial statements are available to be issued, and has concluded there are no other events that require financial statement disclosure and/or adjustments to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
The following is a summary for each period in the five-year period ended December 31, 2010 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.  Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the Separate Account.

JNL/
									American				JNL/
									Funds		JNL/		American		JNL/
									Blue Chip		American		Funds		American		JNL/		JNL/
	JNL		JNL		JNL		JNL		Income		Funds		Global		Funds		American		American
	Institutional		Institutional		Institutional		Institutional		and		Global		Small		Growth-		Funds		Funds
	Alt 20		Alt 35		Alt 50		Alt 65		Growth		Bond		Capitalization		Income		International		New World
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$13.647188		$14.360051		$14.644693		$15.200878		$10.161091		$10.254727		$10.926025		$10.233282		$10.610960		$11.124419
Total Return *	9.65%		9.17	%***	10.51	%***	11.74%		9.13	%***	3.64	%***	15.68	%***	7.04	%***	7.01	%***	2.97	%***
Ratio of Expenses **	3.06%		3.05%		3.61%		3.61%		3.36%		2.845%		3.06%		3.16%		3.36%		3.16%

Period ended December 31, 2009

Unit Value	$12.446093		$12.965341		$13.272261		$13.603273		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	0.62	%***	0.69	%***	-0.06	%***	-0.93	%***	n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	3.06%		2.845%		3.01%		3.61%		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

									JNL/				JNL/
									American		JNL/		American		JNL/
									Funds		American		Funds		American		JNL/		JNL/
	JNL		JNL		JNL		JNL		Blue Chip		Funds		Global		Funds		American		American
	Institutional		Institutional		Institutional		Institutional		Income and		Global		Small		Growth-		Funds		Funds New
	Alt 20		Alt 35		Alt 50		Alt 65		Growth		Bond		Capitalization		Income		International		World
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$14.119848		$14.854626		$15.297268		$15.878350		$10.314502		$10.380934		$11.068974		$10.380945		$10.771157		$11.277446
Total Return *	11.82%		13.11%		13.65%		14.59%		10.72	%***	0.95	%***	20.23	%***	5.26	%***	16.37	%***	25.58	%***
Ratio of Expenses **	1.10%		1.10%		1.10%		1.10%		1.10%		1.00%		1.10%		1.00%		1.10%		1.10%

Period ended December 31, 2009

Unit Value	$12.627216		$13.133099		$13.460423		$13.857205		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	1.87	%***	32.53	%***	18.12	%***	22.71	%***	n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	1.10%		1.10%		1.10%		1.10%		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

					JNL/		JNL/
					American	JNL/	American	JNL/
					Funds	American	Funds	American	JNL/	JNL/
	JNL	JNL	JNL	JNL	Blue Chip	Funds	Global	Funds	American	American
	Institutional	Institutional	Institutional	Institutional	Income and	Global	Small	Growth-	Funds	Funds New
	Alt 20	Alt 35	Alt 50	Alt 65	Growth	Bond	Capitalization	Income	International	World
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$591,940	$866,696	$1,045,302	$686,359	$139,612	$99,514	$74,487	$164,649	$97,917	$128,284
Units Outstanding (in thousands)	42,185	58,741	68,822	43,558	13,568	9,619	6,748	15,914	9,113	11,407
Investment Income Ratio *	0.70%	0.76%	0.77%	0.67%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$194,779	$303,777	$351,060	$225,707	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	15,469	23,203	26,163	16,344	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to  0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

						JNL/
					JNL/	Capital	JNL/				JNL/		JNL/
			JNL/		Capital	Guardian	Capital		JNL/	JNL/	Franklin		Franklin		JNL/
	JNL/BlackRock		BlackRock		Guardian	Global	Guardian U.S.		Eagle	Eagle	Templeton		Templeton		Franklin
	Commodity		Global		Global	Diversified	Growth		Core	SmallCap	Founding		Global		Templeton
	Securities		Allocation		Balanced	Research	Equity		Equity	Equity	Strategy		Growth		Income
	Portfolio(b)		Portfolio(c)		Portfolio	Portfolio	Portfolio		Portfolio	Portfolio	Portfolio(b)		Portfolio(b)		Portfolio(a)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$10.315078		$10.267439		$9.088924	$17.982846	$18.334060		$12.658211	$19.673973	$8.024647		$7.256056		$9.954979
Total Return *	13.18%		2.04	%***	4.89%	7.54%	4.02	%***	8.12%	30.45%	6.47%		3.27%		8.63%
Ratio of Expenses **	3.695%		3.61%		3.86%	3.86%	3.61%		3.40%	3.91%	3.61%		3.61%		3.56%

Period ended December 31, 2009

Unit Value	$9.113705		n/a		$8.665546	$16.721749	$17.374529		$11.707821	$15.081920	$7.536660		$7.026219		$9.164130
Total Return *	44.49%		n/a		17.84%	33.00%	30.30%		29.36%	30.29%	25.52%		26.20%		28.27%
Ratio of Expenses **	3.695%		n/a		3.86%	3.86%	3.41%		3.40%	3.91%	3.61%		3.61%		3.56%

Period ended December 31, 2008

Unit Value	$6.307417		n/a		$7.353527	$12.573178	$13.334545		$9.050892	$11.575782	$6.004356		$5.567683		$7.144350
Total Return *	-52.24	%***	n/a		-31.00%	-44.66%	-42.86%		-41.07%	-40.65%	-34.77	%***	-42.73%		-32.19%
Ratio of Expenses **	3.695%		n/a		3.86%	3.86%	3.41%		3.40%	3.91%	3.61%		3.61%		3.56%

Period ended December 31, 2007

Unit Value	$13.428198		n/a		$10.657491	$22.719950	$23.335999		$15.359991	$19.503996	$9.775729		$9.721359		$10.536430
Total Return *	-3.84	%***	n/a		3.85%	16.05%	6.03%		-2.79%	7.77%	-6.46	%***	-5.91	%***	-1.73%
Ratio of Expenses **	3.61%		n/a		3.86%	3.86%	3.41%		3.40%	3.91%	3.31%		3.61%		3.56%

Period ended December 31, 2006

Unit Value	n/a		n/a		$10.262688	$19.577115	$22.007930		$15.801623	$18.097518	n/a		n/a		$10.722272
Total Return *	n/a		n/a		6.60%	9.03%	1.11%		8.60%	15.49%	n/a		n/a		4.10	%***
Ratio of Expenses **	n/a		n/a		3.86%	3.86%	3.41%		3.40%	3.91%	n/a		n/a		3.56%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations October 11, 2010.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

						JNL/
					JNL/	Capital		JNL/			JNL/		JNL/
	JNL/		JNL/		Capital	Guardian		Capital	JNL/	JNL/	Franklin		Franklin		JNL/
	BlackRock		BlackRock		Guardian	Global		Guardian U.S.	Eagle	Eagle	Templeton		Templeton		Franklin
	Commodity		Global		Global	Diversified		Growth	Core	SmallCap	Founding		Global		Templeton
	Securities		Allocation		Balanced	Research		Equity	Equity	Equity	Strategy		Growth		Income
	Portfolio(b)		Portfolio(c)		Portfolio	Portfolio		Portfolio	Portfolio	Portfolio	Portfolio(b)		Portfolio(b)		Portfolio(a)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$11.475773		$10.324763		$12.332504	$27.688199		$27.579329	$17.839236	$29.826055	$8.897977		$8.013670		$11.218832
Total Return *	16.27%		2.89	%***	7.93%	10.55%		11.55%	10.74%	34.30%	9.29%		5.90%		11.45%
Ratio of Expenses **	1.00%		1.10%		1.00%	1.10%		1.00%	1.00%	1.00%	1.00%		1.10%		1.00%

Period ended December 31, 2009

Unit Value	$9.869603		n/a		$11.426506	$25.045545		$24.723078	$16.108550	$22.208611	$8.141578		$7.567485		$10.066533
Total Return *	48.44%		n/a		21.26%	36.72%		33.47%	32.50%	34.14%	28.84%		29.40%		31.60%
Ratio of Expenses **	1.00%		n/a		1.00%	1.10%		1.00%	1.00%	1.00%	1.00%		1.10%		1.00%

Period ended December 31, 2008

Unit Value	$6.648895		n/a		$9.423048	$18.319213		$18.523053	$12.157618	$16.556491	$6.319163		$5.847939		$7.649488
Total Return *	-51.71%		n/a		-29.00%	-43.11%		-41.46%	-39.64%	-38.90%	-36.77%		-41.27%		-30.44%
Ratio of Expenses **	1.00%		n/a		1.00%	1.10%		1.00%	1.00%	1.00%	1.00%		1.10%		1.00%

Period ended December 31, 2007

Unit Value	$13.767720		n/a		$13.271782	$32.201914		$31.644131	$20.143014	$27.096246	$9.993973		$9.957514		$10.996249
Total Return *	14.25	%***	n/a		6.88%	19.32	%***	8.63%	-0.42%	10.97%	-1.17	%***	2.11	%***	0.83%
Ratio of Expenses **	1.00%		n/a		1.00%	1.10%		1.00%	1.00%	1.00%	1.00%		1.10%		1.00%

Period ended December 31, 2006

Unit Value	n/a		n/a		$12.417826	$26.987965		$29.129267	$20.228069	$24.417432	n/a		n/a		$10.908218
Total Return *	n/a		n/a		9.69%	12.65%		3.57%	11.23%	18.89%	n/a		n/a		-0.02	%***
Ratio of Expenses **	n/a		n/a		1.00%	1.15%		1.00%	1.00%	1.00%	n/a		n/a		1.00%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations October 11, 2010.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

				JNL/
			JNL/	Capital	JNL/			JNL/	JNL/
	JNL/	JNL/	Capital	Guardian	Capital	JNL/	JNL/	Franklin	Franklin	JNL/
	BlackRock	BlackRock	Guardian	Global	Guardian U.S.	Eagle	Eagle	Templeton	Templeton	Franklin
	Commodity	Global	Global	Diversified	Growth	Core	SmallCap	Founding	Global	Templeton
	Securities	Allocation	Balanced	Research	Equity	Equity	Equity	Strategy	Growth	Income
	Portfolio(b)	Portfolio(c)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$685,623	$172,036	$339,313	$289,989	$395,677	$109,852	$414,824	$980,170	$120,991	$647,703
Units Outstanding (in thousands)	61,152	16,678	29,149	11,595	15,939	6,677	15,142	112,773	15,358	59,311
Investment Income Ratio *	0.36%	0.00%	1.11%	0.73%	0.27%	0.29%	0.20%	2.99%	1.46%	4.19%

Period ended December 31, 2009

Net Assets (in thousands)	$499,893	n/a	$265,058	$239,991	$284,325	$76,609	$179,792	$795,638	$82,733	$406,535
Units Outstanding (in thousands)	51,594	n/a	24,522	10,688	12,891	5,158	8,801	99,557	11,092	41,299
Investment Income Ratio *	1.06%	n/a	2.63%	1.91%	0.19%	1.42%	0.00%	0.07%	2.38%	7.51%

Period ended December 31, 2008

Net Assets (in thousands)	$175,643	n/a	$173,339	$120,056	$123,760	$37,396	$107,791	$552,970	$34,780	$214,040
Units Outstanding (in thousands)	26,783	n/a	19,423	7,531	7,729	3,315	7,090	88,674	6,013	28,474
Investment Income Ratio *	0.06%	n/a	1.15%	0.00%	0.00%	2.61%	0.00%	1.40%	0.02%	0.09%

Period ended December 31, 2007

Net Assets (in thousands)	$294,796	n/a	$183,983	$155,406	$151,626	$70,254	$159,201	$762,485	$47,195	$252,304
Units Outstanding (in thousands)	21,577	n/a	14,528	5,770	5,756	3,735	6,378	76,812	4,766	23,215
Investment Income Ratio *	0.00%	n/a	2.54%	0.71%	0.00%	1.88%	2.39%	0.00%	1.28%	4.81%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	$151,521	$109,223	$139,074	$78,068	$104,070	n/a	n/a	$58,428
Units Outstanding (in thousands)	n/a	n/a	12,674	5,042	5,847	4,109	4,595	n/a	n/a	5,381
Investment Income Ratio *	n/a	n/a	0.93%	0.30%	0.00%	0.02%	0.00%	n/a	n/a	5.07%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations October 11, 2010.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/
	Franklin
	Templeton		JNL/		JNL/		JNL/		JNL/
	Inter-		Franklin		Franklin	JNL/	Goldman		Goldman	JNL/		JNL/	JNL/	JNL/
	national		Templeton		Templeton	Goldman	Sachs		Sachs	Goldman		Invesco	Invesco	Invesco
	Small Cap		Mutual		Small Cap	Sachs	Emerging		Mid Cap	Sachs U.S.		Global	International	Large Cap
	Growth		Shares		Value	Core Plus	Markets Debt		Value	Equity Flex		Real Estate	Growth	Growth
	Portfolio(b)		Portfolio(a)		Portfolio	Bond Portfolio	Portfolio(c)		Portfolio	Portfolio(a)		Portfolio	Portfolio	Portfolio

Highest expense ratio
Period ended December 31, 2010

Unit Value	$7.488896		$7.761267		$11.065011	$15.491362	$12.740806		$11.449489	$8.130127		$10.970794	$11.329284	$10.094858
Total Return *	16.27%		8.00%		21.97%	3.50%	11.95%		19.63%	5.42%		12.88%	8.00%	13.09%
Ratio of Expenses **	3.61%		3.145%		3.91%	3.91%	3.61%		3.91%	3.06%		3.71%	3.91%	3.75%

Period ended December 31, 2009

Unit Value	$6.440753		$7.186112		$9.071610	$14.967299	$11.380544		$9.571077	$7.712029		$9.719054	$10.490005	$8.926762
Total Return *	47.18%		22.82%		28.47%	9.78%	-2.17	%***	27.56%	21.10%		27.71%	31.73%	19.72%
Ratio of Expenses **	3.61%		3.145%		3.91%	3.91%	3.61%		3.91%	3.06%		3.71%	3.91%	3.75%

Period ended December 31, 2008

Unit Value	$4.376090		$5.851107		$7.061138	$13.633944	$9.615461		$7.502931	$6.368322		$7.610482	$7.963090	$7.456591
Total Return *	-49.35	%***	-39.82%		-35.69%	-8.81%	5.28	%***	-38.54%	-34.86	%***	-38.05%	-43.20%	-39.96%
Ratio of Expenses **	3.61%		3.145%		3.91%	3.91%	2.845%		3.91%	3.06%		3.71%	3.91%	3.75%

Period ended December 31, 2007

Unit Value	$9.848527		$9.723155		$10.980404	$14.950410	n/a		$12.208730	$10.538002		$12.284252	$14.019714	$12.418859
Total Return *	-1.51	%***	-8.10	%***	-9.76%	2.88%	n/a		-1.17%	3.69	%***	-18.12%	5.54%	11.47%
Ratio of Expenses **	2.845%		3.145%		3.91%	3.91%	n/a		3.91%	3.05%		3.71%	3.91%	3.75%

Period ended December 31, 2006

Unit Value	n/a		n/a		$12.167333	$14.532441	n/a		$12.353358	n/a		$15.003152	$13.283412	$11.141032
Total Return *	n/a		n/a		13.21%	0.68%	n/a		11.30%	n/a		31.43%	17.90%	3.90%
Ratio of Expenses **	n/a		n/a		3.91%	3.91%	n/a		3.91%	n/a		3.71%	3.91%	3.75%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin				JNL/Franklin		JNL/	JNL/Goldman		JNL/		JNL/Goldman
	Templeton Inter-		JNL/Franklin		Templeton		Goldman Sachs	Sachs Emerging		Goldman Sachs		Sachs U.S.		JNL/Invesco	JNL/Invesco	JNL/Invesco
	national Small Cap		Templeton Mutual		Small Cap		Core Plus	Markets Debt		Mid Cap		Equity Flex		Global Real Estate	International	Large Cap
	Growth Portfolio(b)		Shares Portfolio(a)		Value Portfolio		Bond Portfolio	Portfolio(c)		Value Portfolio		Portfolio(a)		Portfolio	Growth Portfolio	Growth Portfolio

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$8.090292		$8.415078		$13.048587		$24.420522	$13.506371		$13.502182		$8.820425		$12.791583	$17.860560	$12.992248
Total Return *	19.23%		10.24%		25.58%		6.56%	14.91%		23.16%		7.62%		15.98%	11.19%	16.24%
Ratio of Expenses **	1.10%		1.10%		1.00%		1.00%	1.00%		1.00%		1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$6.785510		$7.633746		$10.390995		$22.917617	$11.753563		$10.963264		$8.196234		$11.029111	$16.063122	$11.177218
Total Return *	50.92%		25.35%		32.27%		13.02%	6.16	%***	31.33%		23.62%		31.21%	35.63%	23.05%
Ratio of Expenses **	1.10%		1.10%		1.00%		1.00%	1.00%		1.00%		1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$4.496055		$6.089773		$7.855974		$20.277549	$9.655005		$8.347706		$6.630091		$8.405404	$11.843487	$9.083134
Total Return *	-25.74	%***	-5.75	%***	-33.79%		-6.12%	-3.14	%***	-36.73%		-2.64	%***	-36.34%	-41.52%	-38.28%
Ratio of Expenses **	1.10%		1.10%		1.00%		1.00%	1.10%		1.00%		1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$9.860527		$9.910412		$11.866094		$21.598776	n/a		$13.193511		$10.731355		$13.204592	$20.253728	$14.717475
Total Return *	-1.39	%***	-0.79	%***	-7.07%		5.94%	n/a		1.94	%***	6.45	%***	-15.86%	8.68%	14.59%
Ratio of Expenses **	1.25%		1.15%		1.00%		1.00%	n/a		1.00%		1.15%		1.00%	1.00%	1.00%

Period ended December 31, 2006

Unit Value	n/a		n/a		$12.769450		$20.388598	n/a		$12.942905		n/a		$15.693623	$18.636415	$12.843047
Total Return *	n/a		n/a		3.43	%***	3.65%	n/a		14.50%		n/a		35.03%	21.37%	6.79%
Ratio of Expenses **	n/a		n/a		1.00%		1.00%	n/a		1.15%		n/a		1.00%	1.00%	1.00%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin				JNL/
	Templeton			JNL/	Goldman	JNL/
	Inter-	JNL/Franklin	JNL/Franklin	Goldman	Sachs	Goldman	JNL/Goldman	JNL/Invesco
	national	Templeton	Templeton	Sachs	Emerging	Sachs	Sachs U.S.	Global	JNL/Invesco	JNL/Invesco
	Small Cap	Mutual	Small Cap	Core Plus	Markets	Mid Cap	Equity	Real	International	Large Cap
	Growth	Shares	Value	Bond	Debt	Value	Flex	Estate	Growth	Growth
	Portfolio(b)	Portfolio(a)	Portfolio	Portfolio	Portfolio(c)	Portfolio	Portfolio(a)	Portfolio	Portfolio	Portfolio

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$147,477	$242,092	$235,996	$471,544	$363,805	$235,722	$109,598	$355,581	$273,458	$266,462
Units Outstanding (in thousands)	18,484	29,259	18,698	21,206	27,289	18,038	12,702	28,708	16,716	21,671
Investment Income Ratio *	1.30%	0.02%	0.48%	2.52%	1.30%	0.60%	0.66%	4.61%	0.82%	0.28%

Period ended December 31, 2009

Net Assets (in thousands)	$92,048	$146,000	$126,299	$365,183	$126,741	$130,124	$86,765	$214,583	$186,951	$218,614
Units Outstanding (in thousands)	13,701	19,405	12,508	17,500	10,866	12,215	10,774	20,033	12,731	20,598
Investment Income Ratio *	2.32%	4.87%	0.95%	4.93%	0.19%	1.26%	0.93%	2.64%	2.29%	0.31%

Period ended December 31, 2008

Net Assets (in thousands)	$15,040	$60,998	$57,615	$276,385	$8,743	$64,799	$40,233	$112,539	$108,750	$127,035
Units Outstanding (in thousands)	3,365	10,133	7,519	14,923	906	7,952	6,154	13,737	10,061	14,671
Investment Income Ratio *	0.25%	0.00%	1.19%	3.40%	0.00%	1.02%	0.00%	2.18%	0.42%	0.14%

Period ended December 31, 2007

Net Assets (in thousands)	$1,986	$71,047	$57,150	$329,798	n/a	$89,409	$19,247	$134,186	$203,285	$193,899
Units Outstanding (in thousands)	202	7,206	4,912	16,644	n/a	6,902	1,804	10,355	10,936	13,729
Investment Income Ratio *	0.00%	0.00%	2.81%	3.54%	n/a	2.42%	0.00%	2.77%	1.65%	0.57%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	$45,327	$251,053	n/a	$54,652	n/a	$151,821	$132,458	$89,484
Units Outstanding (in thousands)	n/a	n/a	3,595	13,343	n/a	4,264	n/a	9,795	7,662	7,210
Investment Income Ratio *	n/a	n/a	1.38%	0.09%	n/a	2.41%	n/a	1.51%	1.62%	0.02%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

							JNL/JPMorgan	JNL/Lazard
	JNL/Invesco		JNL/Ivy		JNL/JPMorgan	JNL/JPMorgan	U.S. Government	Emerging		JNL/Lazard		JNL/M&G		JNL/M&G		JNL/MCM
	Small Cap		Asset Strategy		International	MidCap Growth	& Quality Bond	Markets		Mid Cap		Global Basics		Global Leaders		10 x 10
	Growth Portfolio		Portfolio(d)		Value Portfolio	Portfolio	Portfolio	Portfolio(a)		Equity Portfolio		Portfolio(c)		Portfolio(c)		Portfolio(b)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$12.811152		$10.923852		$9.494509	$17.514872	$13.226942	$12.800285		$15.037352		$14.073788		$12.143560		$8.173251
Total Return *	21.86%		1.72	%***	3.46%	21.14%	3.39%	17.59%		18.61%		18.80%		9.96	%***	12.83%
Ratio of Expenses **	3.51%		3.61%		3.91%	3.61%	3.75%	3.61%		3.695%		3.545%		3.06%		3.145%

Period ended December 31, 2009

Unit Value	$10.513159		$10.330943		$9.177295	$14.458073	$12.792920	$10.885966		$12.678476		$11.846888		$11.081543		$7.244035
Total Return *	30.15%		0.07	%***	25.18%	37.89%	-0.12%	65.65%		34.59%		0.00	%***	9.79	%***	20.73%
Ratio of Expenses **	3.51%		2.96%		3.91%	3.61%	3.75%	3.61%		3.695%		3.545%		2.895%		3.145%

Period ended December 31, 2008

Unit Value	$8.077700		n/a		$7.331489	$10.484843	$12.808585	$6.571545		$9.420260		$8.374701		$8.306746		$6.000234
Total Return *	-41.81%		n/a		-46.62%	-46.41%	2.61%	-51.82%		-41.18%		12.01	%***	6.85	%***	-38.22%
Ratio of Expenses **	3.51%		n/a		3.91%	3.61%	3.75%	3.61%		3.695%		2.295%		2.56%		3.145%

Period ended December 31, 2007

Unit Value	$13.881145		n/a		$13.734935	$19.566550	$12.482587	$13.639504		$16.014550		n/a		n/a		$9.712781
Total Return *	-2.85	%***	n/a		7.66%	4.11%	2.45%	-2.44	%***	-6.16%		n/a		n/a		-2.81	%***
Ratio of Expenses **	3.51%		n/a		3.91%	3.61%	3.75%	3.61%		3.695%		n/a		n/a		3.145%

Period ended December 31, 2006

Unit Value	$12.952147		n/a		$12.758163	$18.793604	$12.184558	$10.747873		$17.065782		n/a		n/a		n/a
Total Return *	10.62%		n/a		26.93%	8.10%	-0.54%	11.69	%***	7.85	%***	n/a		n/a		n/a
Ratio of Expenses **	3.45%		n/a		3.91%	3.61%	3.75%	3.36%		3.695%		n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

						JNL/JPMorgan	JNL/Lazard
	JNL/Invesco	JNL/Ivy		JNL/JPMorgan	JNL/JPMorgan	U.S. Government	Emerging		JNL/Lazard	JNL/M&G		JNL/M&G		JNL/MCM
	Small Cap	Asset Strategy		International	MidCap Growth	& Quality Bond	Markets		Mid Cap	Global Basics		Global Leaders		10 x 10
	Growth Portfolio	Portfolio(d)		Value Portfolio	Portfolio	Portfolio	Portfolio(a)		Equity Portfolio	Portfolio(c)		Portfolio(c)		Portfolio(b)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$16.129274	$11.288377		$13.795686	$26.343380	$20.334353	$14.458958		$21.254205	$14.897910		$12.715963		$8.810460
Total Return *	24.96%	8.72%		6.51%	24.35%	6.28%	20.70%		21.85%	21.86%		12.09%		15.16%
Ratio of Expenses **	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%		1.00%	1.00%		1.00%		1.10%

Period ended December 31, 2009

Unit Value	$12.907977	$10.383224		$12.952293	$21.185481	$19.133594	$11.979738		$17.443577	$12.225430		$11.344119		$7.650716
Total Return *	33.46%	-0.96	%***	28.87%	41.54%	2.66%	70.03%		38.26%	45.54%		36.06%		23.22%
Ratio of Expenses **	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%		1.00%	1.00%		1.00%		1.10%

Period ended December 31, 2008

Unit Value	$9.671897	n/a		$10.050436	$14.968151	$18.637360	$7.045604		$12.616145	$8.400224		$8.337377		$6.208784
Total Return *	-40.33%	n/a		-45.05%	-45.00%	5.47%	-50.55%		-39.57%	-5.59	%***	-4.47	%***	-35.78	%***
Ratio of Expenses **	1.00%	n/a		1.00%	1.00%	1.00%	1.00%		1.00%	1.00%		1.00%		1.10%

Period ended December 31, 2007

Unit Value	$16.208684	n/a		$18.288854	$27.213447	$17.670275	$14.246633		$20.877235	n/a		n/a		$9.843719
Total Return *	10.26%	n/a		10.85%	6.88%	5.32%	24.60	%***	-3.58%	n/a		n/a		-4.92	%***
Ratio of Expenses **	1.00%	n/a		1.00%	1.00%	1.00%	1.00%		1.00%	n/a		n/a		1.15%

Period ended December 31, 2006

Unit Value	$14.700524	n/a		$16.498809	$25.461414	$16.777961	$10.910134		$21.652882	n/a		n/a		n/a
Total Return *	13.35%	n/a		30.67%	10.94%	2.23%	19.04	%***	13.42%	n/a		n/a		n/a
Ratio of Expenses **	1.00%	n/a		1.00%	1.00%	1.00%	1.10%		1.00%	n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

					JNL/JPMorgan	JNL/Lazard
	JNL/Invesco	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	Emerging	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Small Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Markets	Mid Cap	Global Basics	Global Leaders	10 x 10
	Growth Portfolio	Portfolio(d)	Value Portfolio	Portfolio	Portfolio	Portfolio(a)	Equity Portfolio	Portfolio(c)	Portfolio(c)	Portfolio(b)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$139,754	$843,628	$302,225	$171,540	$491,104	$973,071	$196,396	$42,221	$22,109	$228,626
Units Outstanding (in thousands)	9,144	75,384	23,388	7,588	26,522	69,140	10,055	2,870	1,761	26,356
Investment Income Ratio *	0.00%	0.01%	2.81%	0.00%	2.71%	0.59%	0.52%	0.79%	0.50%	2.09%

Period ended December 31, 2009

Net Assets (in thousands)	$86,035	$157,832	$270,170	$115,417	$389,728	$531,698	$150,303	$23,031	$11,179	$172,516
Units Outstanding (in thousands)	7,002	15,362	22,142	6,505	22,457	45,414	9,389	1,899	993	22,814
Investment Income Ratio *	0.00%	0.00%	4.71%	0.00%	2.38%	2.38%	0.83%	0.74%	1.33%	4.71%

Period ended December 31, 2008

Net Assets (in thousands)	$37,620	n/a	$187,536	$64,780	$448,360	$148,734	$110,321	$552	$366	$88,276
Units Outstanding (in thousands)	4,076	n/a	19,656	5,353	26,520	21,505	9,536	66	44	14,348
Investment Income Ratio *	0.00%	n/a	1.94%	0.00%	2.87%	0.66%	1.22%	0.00%	0.17%	1.18%

Period ended December 31, 2007

Net Assets (in thousands)	$69,218	n/a	$396,407	$133,042	$190,859	$243,760	$214,652	n/a	n/a	$50,864
Units Outstanding (in thousands)	4,448	n/a	22,558	6,122	11,779	17,321	11,206	n/a	n/a	5,188
Investment Income Ratio *	0.34%	n/a	5.66%	0.00%	3.79%	0.26%	5.52%	n/a	n/a	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$47,863	n/a	$293,190	$112,750	$167,521	$30,065	$185,662	n/a	n/a	n/a
Units Outstanding (in thousands)	3,368	n/a	18,030	5,729	10,828	2,766	9,361	n/a	n/a	n/a
Investment Income Ratio *	0.00%	n/a	2.37%	0.00%	0.00%	0.00%	2.84%	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

					JNL/MCM
		JNL/MCM	JNL/MCM		Consumer		JNL/MCM	JNL/MCM		JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM
	JNL/MCM	Bond Index	Communications		Brands		Dow 10	Dow Dividend		European 30		Financial	Global 15	Global Alpha
	25 Portfolio	Portfolio	Sector Portfolio		Sector Portfolio		Portfolio	Portfolio(a)		Portfolio(b)		Sector Portfolio	Portfolio	Portfolio(c)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$10.552032	$10.641541	$4.283972		$8.913488		$6.321014	$6.155755		$11.605989		$5.993357	$10.697139	$10.104302
Total Return *	18.03%	1.81%	18.07%		23.58	%***	19.77%	8.07%		-3.53	%***	9.46%	10.19%	2.13	%***
Ratio of Expenses **	4.00%	3.91%	3.71%		3.61%		4.00%	3.61%		3.05%		3.61%	4.00%	2.845%

Period ended December 31, 2009

Unit Value	$8.939833	$10.452001	$3.628383		$7.568376		$5.277655	$5.695866		$11.735781		$5.475175	$9.707498	$9.811293
Total Return *	46.95%	1.69%	21.02%		28.48%		11.33%	15.99%		6.88	%***	14.41%	25.92%	-2.51	%***
Ratio of Expenses **	4.00%	3.91%	3.71%		3.56%		4.00%	3.61%		2.91%		3.61%	4.00%	2.71%

Period ended December 31, 2008

Unit Value	$6.083724	$10.278779	$2.998232		$5.890476		$4.740586	$4.910643		$8.579682		$4.785452	$7.709450	n/a
Total Return *	-37.77%	-0.28%	-41.84%		-33.70%		-48.14%	-42.83	%***	-9.36	%***	-52.39%	-50.53%	n/a
Ratio of Expenses **	4.00%	3.91%	3.71%		3.56%		4.00%	3.61%		2.295%		3.61%	4.00%	n/a

Period ended December 31, 2007

Unit Value	$9.775965	$10.307274	$5.154877		$8.884283		$9.141905	$10.068067		n/a		$10.052315	$15.585405	n/a
Total Return *	-6.66%	2.31%	0.49%		-11.10%		-2.96%	-13.16%		n/a		-20.31%	6.74%	n/a
Ratio of Expenses **	4.00%	3.91%	3.71%		3.56%		4.00%	3.545%		n/a		3.61%	4.00%	n/a

Period ended December 31, 2006

Unit Value	$10.473370	$10.074061	$5.129986		$9.994079		$9.420741	$11.593769		n/a		$12.613960	$14.601799	n/a
Total Return *	7.84%	-0.32%	15.15	%***	9.48%		24.49%	2.15	%***	n/a		14.49%	34.63%	n/a
Ratio of Expenses **	4.00%	3.91%	3.71%		3.56%		4.00%	3.545%		n/a		3.61%	4.00%	n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations October 6, 2008.
(c) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

					JNL/MCM
		JNL/MCM	JNL/MCM		Consumer	JNL/MCM	JNL/MCM		JNL/MCM		JNL/MCM		JNL/MCM	JNL/MCM
	JNL/MCM	Bond Index	Communications		Brands	Dow 10	Dow Dividend		European 30		Financial		Global 15	Global Alpha
	25 Portfolio	Portfolio	Sector Portfolio		Sector Portfolio	Portfolio	Portfolio(a)		Portfolio(b)		Sector Portfolio		Portfolio	Portfolio(c)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$14.896187	$13.814234	$5.851318		$12.036436	$8.923432	$7.005860		$12.123107		$8.092060		$15.101143	$10.328476
Total Return *	21.63%	4.82%	21.31%		21.54%	23.42%	10.93%		1.02%		12.36%		13.55%	4.84%
Ratio of Expenses **	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%		1.10%		1.00%		1.00%	1.10%

Period ended December 31, 2009

Unit Value	$12.247240	$13.179022	$4.823358		$9.903635	$7.230299	$6.315424		$12.001143		$7.202118		$13.299024	$9.852047
Total Return *	51.42%	4.70%	24.34%		31.82%	14.72%	19.06%		7.56	%***	17.44%		29.75%	-2.14	%***
Ratio of Expenses **	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%		1.10%		1.00%		1.00%	1.10%

Period ended December 31, 2008

Unit Value	$8.088140	$12.587951	$3.879092		$7.513185	$6.302564	$5.304558		$8.602749		$6.132779		$10.249580	n/a
Total Return *	-35.87%	2.66%	-40.24%		-31.98%	-46.57%	-49.87%		-7.01	%***	-51.14%		-49.03%	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%		1.15%		1.00%		1.00%	n/a

Period ended December 31, 2007

Unit Value	$12.612726	$12.261238	$6.491019		$11.045267	$11.794827	$10.581265		n/a		$12.550628		$20.108100	n/a
Total Return *	-3.80%	5.36%	3.26	%***	-8.79%	0.01%	-10.83	%***	n/a		-18.19	%***	10.01%	n/a
Ratio of Expenses **	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%		n/a		1.00%		1.00%	n/a

Period ended December 31, 2006

Unit Value	$13.110972	$11.637195	$6.286020		$12.109280	$11.793390	$11.865620		n/a		$15.340976		$18.279250	n/a
Total Return *	11.12%	2.62%	35.64%		12.31%	28.28%	18.66	%***	n/a		18.64%		38.72%	n/a
Ratio of Expenses **	1.00%	1.00%	1.10%		1.00%	1.00%	1.10%		n/a		1.15%		1.00%	n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations October 6, 2008.
(c) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

				JNL/MCM
		JNL/MCM	JNL/MCM	Consumer	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	JNL/MCM	Bond Index	Communications	Brands	Dow 10	Dow Dividend	European 30	Financial	Global 15	Global Alpha
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio(a)	Portfolio(b)	Sector Portfolio	Portfolio	Portfolio(c)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$487,532	$533,405	$59,388	$74,764	$376,875	$253,764	$16,887	$172,834	$522,951	$38,606
Units Outstanding (in thousands)	35,167	40,776	10,912	6,641	45,320	37,321	1,406	22,949	37,238	3,759
Investment Income Ratio *	2.46%	2.62%	2.66%	0.53%	0.00%	2.92%	0.07%	1.25%	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$383,253	$466,312	$39,177	$33,163	$338,274	$231,277	$12,296	$139,933	$571,293	$6,516
Units Outstanding (in thousands)	33,485	37,262	8,725	3,576	50,000	37,582	1,030	20,881	45,965	662
Investment Income Ratio *	4.57%	3.09%	4.96%	0.68%	0.00%	7.43%	5.88%	1.78%	0.00%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$326,726	$314,498	$27,618	$22,306	$335,675	$187,965	$393	$72,120	$523,597	n/a
Units Outstanding (in thousands)	42,986	26,242	7,623	3,172	56,632	36,151	46	12,618	54,392	n/a
Investment Income Ratio *	3.13%	4.39%	4.39%	0.34%	0.00%	0.45%	0.76%	1.76%	0.00%	n/a

Period ended December 31, 2007

Net Assets (in thousands)	$689,744	$303,352	$82,006	$17,959	$815,547	$381,088	n/a	$51,640	$1,308,355	n/a
Units Outstanding (in thousands)	57,881	25,866	13,425	1,719	73,139	36,492	n/a	4,371	68,945	n/a
Investment Income Ratio *	1.64%	4.40%	4.21%	0.49%	0.00%	0.00%	n/a	1.53%	0.00%	n/a

Period ended December 31, 2006

Net Assets (in thousands)	$707,449	$231,059	$53,066	$22,722	$848,141	$278,475	n/a	$66,020	$1,120,821	n/a
Units Outstanding (in thousands)	56,752	20,619	8,876	1,967	75,604	23,593	n/a	4,511	64,547	n/a
Investment Income Ratio *	0.00%	2.20%	2.29%	0.22%	0.00%	0.00%	n/a	1.37%	0.00%	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations October 6, 2008.
(c) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM									JNL/MCM
	Healthcare		JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	NYSE		JNL/MCM	JNL/MCM		JNL/MCM
	Sector		Index 5		International	JNL 5	JNL Optimized		Nasdaq 25	International		Oil & Gas	Pacific Rim 30		S&P 10
	Portfolio		Portfolio(b)		Index Portfolio	Portfolio	5 Portfolio(a)		Portfolio	25 Portfolio(b)		Sector Portfolio	Portfolio(c)		Portfolio

Highest expense ratio
Period ended December 31, 2010

Unit Value	$9.143940		$8.900767		$12.378630	$9.683474	$8.741516		$9.847499	$7.694809		$23.870558	$12.565053		$6.908329
Total Return *	0.19	%***	11.68%		2.73%	12.86%	9.55%		13.04%	-1.36%		14.54%	9.49%		7.04%
Ratio of Expenses **	3.61%		3.61%		3.895%	3.695%	3.695%		3.61%	3.61%		3.91%	3.06%		4.00%

Period ended December 31, 2009

Unit Value	$9.126428		$7.970029		$12.049528	$8.580057	$7.979799		$8.711518	$7.801081		$20.840162	$11.475909		$6.454163
Total Return *	16.12%		2.11	%***	24.34%	19.63%	32.73%		29.35%	0.08	%***	15.48%	16.00	%***	15.06%
Ratio of Expenses **	3.56%		3.61%		3.895%	3.695%	3.695%		3.61%	3.61%		3.91%	3.06%		4.00%

Period ended December 31, 2008

Unit Value	$7.859728		$6.641190		$9.690621	$7.171980	$6.012211		$6.734775	$5.970626		$18.046281	$9.546820		$5.609372
Total Return *	-25.89%		-29.78	%***	-45.10%	-44.62%	-48.04%		-43.59%	-47.72%		-40.25%	12.07	%***	-51.61%
Ratio of Expenses **	3.56%		3.26%		3.895%	3.695%	3.695%		3.61%	3.36%		3.91%	2.36%		4.00%

Period ended December 31, 2007

Unit Value	$10.605473		$9.793444		$17.652756	$12.950761	$11.569752		$11.938104	$11.419846		$30.200568	n/a		$11.591185
Total Return *	3.78%		-4.03	%***	6.15%	-2.26%	13.27	%***	14.83%	9.11	%***	30.07%	n/a		0.89%
Ratio of Expenses **	3.56%		3.11%		3.895%	3.695%	3.695%		3.61%	3.36%		3.91%	n/a		4.00%

Period ended December 31, 2006

Unit Value	$10.218724		n/a		$16.629925	$13.250811	$10.602318		$10.396119	n/a		$23.218669	n/a		$11.488758
Total Return *	2.56%		n/a		20.79%	14.52%	12.32	%***	1.04%	n/a		16.17%	n/a		0.57%
Ratio of Expenses **	3.56%		n/a		3.895%	3.695%	3.26%		3.61%	n/a		3.91%	n/a		4.00%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM
	Healthcare	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM		JNL/MCM		JNL/MCM	JNL/MCM		JNL/MCM
	Sector	Index 5		International	JNL 5	JNL Optimized		Nasdaq 25		NYSE International		Oil & Gas	Pacific Rim 30		S&P 10
	Portfolio	Portfolio(b)		Index Portfolio	Portfolio	5 Portfolio(a)		Portfolio		25 Portfolio(b)		Sector Portfolio	Portfolio(c)		Portfolio

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$12.347713	$9.760839		$16.044721	$11.457330	$9.913614		$11.590048		$8.469371		$33.360487	$13.157268		$9.752472
Total Return *	2.84%	14.52%		5.75%	15.94%	12.54%		16.03%		1.25%		17.92%	11.77%		10.30%
Ratio of Expenses **	1.00%	1.10%		1.00%	1.00%	1.00%		1.00%		1.00%		1.00%	1.00%		1.00%

Period ended December 31, 2009

Unit Value	$12.006527	$8.523506		$15.172458	$9.881825	$8.809122		$9.988556		$8.365151		$28.289917	$11.771783		$8.842030
Total Return *	19.77%	23.79%		27.99%	22.90%	36.35%		32.77%		34.69%		18.89%	29.12	%***	18.56%
Ratio of Expenses **	1.00%	1.10%		1.00%	1.00%	1.00%		1.00%		1.00%		1.00%	1.00%		1.00%

Period ended December 31, 2008

Unit Value	$10.024957	$6.885272		$11.853967	$8.040449	$6.460537		$7.523099		$6.210757		$23.795171	$9.573796		$7.457573
Total Return *	-23.97%	-28.18	%***	-43.49%	-43.11%	-46.62%		-26.43	%***	-40.36	%***	-38.48%	0.87	%***	-50.13%
Ratio of Expenses **	1.00%	1.10%		1.00%	1.00%	1.00%		1.00%		1.00%		1.00%	1.15%		1.00%

Period ended December 31, 2007

Unit Value	$13.185167	$9.923123		$20.977377	$14.132910	$12.101901		$12.949952		$11.594407		$38.679651	n/a		$14.954809
Total Return *	6.49%	1.36	%***	9.29%	0.42%	2.26	%***	17.77%		12.01	%***	33.93%	n/a		3.98%
Ratio of Expenses **	1.00%	1.15%		1.00%	1.00%	1.00%		1.10%		1.10%		1.00%	n/a		1.00%

Period ended December 31, 2006

Unit Value	$12.381483	n/a		$19.194913	$14.073753	$10.751698		$10.996216		n/a		$28.880108	n/a		$14.382183
Total Return *	5.21%	n/a		24.33%	17.64%	7.09	%***	3.60%		n/a		19.59%	n/a		3.62%
Ratio of Expenses **	1.00%	n/a		1.00%	1.00%	1.15%		1.10%		n/a		1.00%	n/a		1.00%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM
	Healthcare	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Sector	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 10
	Portfolio	Portfolio(b)	Index Portfolio	Portfolio	5 Portfolio(a)	Portfolio	25 Portfolio(b)	Sector Portfolio	Portfolio(c)	Portfolio

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$159,186	$302,372	$473,953	$3,150,482	$408,700	$113,840	$95,366	$593,299	$35,549	$289,551
Units Outstanding (in thousands)	13,810	31,427	31,092	285,784	42,419	10,220	11,519	19,159	2,735	31,893
Investment Income Ratio *	1.06%	1.14%	1.94%	2.09%	2.00%	0.21%	2.20%	1.08%	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$151,086	$181,699	$448,711	$3,112,603	$394,466	$84,029	$79,880	$434,345	$15,722	$320,366
Units Outstanding (in thousands)	13,468	21,566	31,012	325,622	45,827	8,721	9,719	16,524	1,345	38,784
Investment Income Ratio *	1.37%	1.43%	2.71%	3.69%	2.75%	0.00%	4.80%	0.98%	2.92%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$118,315	$56,123	$296,336	$2,750,040	$288,762	$52,148	$50,700	$303,559	$489	$319,741
Units Outstanding (in thousands)	12,595	8,223	26,077	351,715	45,495	7,151	8,265	13,755	51	45,660
Investment Income Ratio *	0.82%	1.35%	2.07%	2.19%	0.01%	0.02%	0.01%	0.56%	0.00%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$106,519	$27,920	$554,883	$5,208,867	$375,799	$106,385	$63,561	$443,808	n/a	$833,493
Units Outstanding (in thousands)	8,577	2,824	27,401	376,758	31,420	8,393	5,504	12,229	n/a	58,973
Investment Income Ratio *	0.80%	0.00%	2.83%	2.12%	3.74%	0.00%	6.89%	1.09%	n/a	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$80,719	n/a	$457,401	$3,510,402	$83,942	$65,396	n/a	$282,036	n/a	$803,247
Units Outstanding (in thousands)	6,873	n/a	24,461	253,347	7,834	6,035	n/a	10,353	n/a	58,733
Investment Income Ratio *	0.58%	n/a	3.16%	0.43%	0.85%	0.00%	n/a	1.23%	n/a	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

			JNL/MCM				JNL/MCM	JNL/MCM					JNL/
	JNL/MCM		S&P 400	JNL/MCM	JNL/MCM		Select	Small Cap	JNL/MCM	JNL/MCM			Oppenheimer
	S&P 24		MidCap	S&P 500	S&P SMid		Small-Cap	Index	Technology	Value Line 30		JNL/MCM	Global Growth
	Portfolio(a)		Index Portfolio	Index Portfolio	60 Portfolio(b)		Portfolio	Portfolio	Sector Portfolio	Portfolio		VIP Portfolio	Portfolio

Highest expense ratio
Period ended December 31, 2010

Unit Value	$8.866352		$13.532357	$8.753917	$10.648049		$9.747222	$12.164682	$5.395146	$10.994154		$9.958882	$11.326454
Total Return *	12.82%		21.03%	10.07%	16.48%		10.71%	21.50%	8.02%	18.01%		11.34%	11.29%
Ratio of Expenses **	3.26%		3.895%	3.895%	3.61%		4.00%	3.895%	3.71%	3.695%		3.51%	3.61%

Period ended December 31, 2009

Unit Value	$7.858512		$11.181316	$7.953366	$9.141570		$8.803901	$10.012294	$4.994363	$9.316264		$8.944430	$10.177547
Total Return *	15.03%		32.76%	21.16%	13.44	%***	0.78%	22.51%	57.85%	10.52%		19.68%	34.48%
Ratio of Expenses **	3.26%		3.895%	3.895%	3.61%		4.00%	3.895%	3.71%	3.695%		3.51%	3.61%

Period ended December 31, 2008

Unit Value	$6.831992		$8.422212	$6.564522	$5.911605		$8.735721	$8.172661	$3.163917	$8.429241		$7.473857	$7.568122
Total Return *	-5.28	%***	-39.97%	-40.02%	-32.38%		-42.41%	-37.41%	-45.48%	-49.35%		-44.76%	-42.96%
Ratio of Expenses **	3.26%		3.895%	3.895%	3.145%		4.00%	3.895%	3.71%	3.695%		3.51%	3.61%

Period ended December 31, 2007

Unit Value	$10.513577		$14.029655	$10.945285	$8.742381		$15.168172	$13.058461	$5.803200	$16.642550		$13.529815	$13.268141
Total Return *	-1.17	%***	3.32%	0.87%	-1.08	%***	-13.98%	-5.87%	10.37%	15.13%		6.91%	2.54%
Ratio of Expenses **	3.145%		3.895%	3.895%	3.145%		4.00%	3.895%	3.71%	3.695%		3.51%	3.61%

Period ended December 31, 2006

Unit Value	$10.104177		$13.578314	$10.850789	n/a		$17.633309	$13.872382	$5.258183	$14.455154		$12.655538	$12.940106
Total Return *	0.00	%***	5.51%	10.69%	n/a		5.20%	13.01%	5.38%	-6.36	%***	8.31%	12.82%
Ratio of Expenses **	2.895%		3.895%	3.895%	n/a		4.00%	3.895%	3.71%	3.695%		3.51%	3.61%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

			JNL/MCM				JNL/MCM	JNL/MCM					JNL/
	JNL/MCM		S&P 400	JNL/MCM	JNL/MCM		Select	Small Cap	JNL/MCM	JNL/MCM			Oppenheimer
	S&P 24		MidCap	S&P 500	S&P SMid		Small-Cap	Index	Technology	Value Line 30	JNL/MCM		Global Growth
	Portfolio(a)		Index Portfolio	Index Portfolio	60 Portfolio(b)		Portfolio	Portfolio	Sector Portfolio	Portfolio	VIP Portfolio		Portfolio

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$9.853359		$17.540101	$11.346466	$11.719891		$13.760192	$15.767515	$7.369022	$13.008158	$11.647737		$14.579247
Total Return *	15.40%		24.58%	13.30%	19.56%		14.09%	25.07%	10.99%	21.23%	14.17%		14.23%
Ratio of Expenses **	1.00%		1.00%	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2009

Unit Value	$8.538156		$14.079208	$10.014643	$9.802589		$12.061163	$12.607306	$6.639203	$10.729784	$10.202293		$12.762875
Total Return *	17.65%		36.66%	24.72%	59.98%		3.85%	26.11%	62.19%	13.54%	22.72%		38.04%
Ratio of Expenses **	1.00%		1.00%	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2008

Unit Value	$7.257030		$10.302385	$8.029980	$6.127313		$11.614036	$9.997206	$4.093468	$9.450010	$8.313699		$9.246087
Total Return *	-22.00	%***	-38.21%	-38.26%	-25.70	%***	-40.65%	-35.58%	-43.98%	-47.97%	-39.16	%***	-41.45%
Ratio of Expenses **	1.00%		1.00%	1.00%	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2007

Unit Value	$10.878501		$16.671900	$13.006640	$8.863185		$19.569867	$15.517913	$7.307406	$18.161781	$14.629951		$15.792289
Total Return *	6.39%		6.38%	3.85%	-13.45	%***	-11.35%	-3.09%	13.41%	18.29%	9.54%		5.26%
Ratio of Expenses **	1.10%		1.00%	1.00%	1.10%		1.00%	1.00%	1.00%	1.00%	1.10%		1.00%

Period ended December 31, 2006

Unit Value	$10.225154		$15.672619	$12.524398	n/a		$22.074332	$16.012149	$6.443138	$15.352958	$13.356133		$15.002894
Total Return *	2.25	%***	8.60%	13.93%	n/a		8.39%	16.32%	8.27%	-2.36%	10.94%		15.80%
Ratio of Expenses **	1.10%		1.00%	1.00%	n/a		1.00%	1.00%	1.00%	1.00%	1.10%		1.00%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

		JNL/MCM			JNL/MCM	JNL/MCM				JNL/
	JNL/MCM	S&P 400	JNL/MCM	JNL/MCM	Select	Small Cap	JNL/MCM	JNL/MCM		Oppenheimer
	S&P 24	MidCap	S&P 500	S&P SMid	Small-Cap	Index	Technology	Value Line 30	JNL/MCM	Global Growth
	Portfolio(a)	Index Portfolio	Index Portfolio	60 Portfolio(b)	Portfolio	Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$45,375	$465,805	$811,001	$174,748	$278,923	$444,511	$272,752	$547,478	$285,252	$247,329
Units Outstanding (in thousands)	4,730	27,996	74,196	15,266	21,759	29,615	39,671	43,841	25,456	17,907
Investment Income Ratio *	0.31%	0.70%	1.42%	0.09%	0.49%	0.65%	0.17%	0.60%	2.32%	0.85%

Period ended December 31, 2009

Net Assets (in thousands)	$32,401	$359,664	$662,896	$123,129	$288,802	$363,256	$225,292	$524,476	$282,986	$173,881
Units Outstanding (in thousands)	3,884	26,849	68,254	12,792	25,618	30,126	36,401	50,623	28,696	14,359
Investment Income Ratio *	0.24%	1.26%	1.69%	1.07%	0.93%	0.93%	0.12%	0.13%	1.73%	1.69%

Period ended December 31, 2008

Net Assets (in thousands)	$25,914	$235,462	$352,980	$40,940	$298,383	$193,801	$49,761	$517,873	$228,217	$104,997
Units Outstanding (in thousands)	3,643	23,887	45,784	6,769	27,339	20,221	13,023	56,424	28,250	11,924
Investment Income Ratio *	0.00%	1.06%	1.65%	0.01%	0.28%	1.28%	0.02%	0.30%	1.50%	1.34%

Period ended December 31, 2007

Net Assets (in thousands)	$22,726	$414,090	$561,046	$32,447	$628,445	$316,673	$99,763	$1,099,740	$422,290	$196,599
Units Outstanding (in thousands)	2,111	25,780	44,590	3,676	34,012	21,146	14,472	61,931	29,419	13,002
Investment Income Ratio *	0.00%	1.20%	1.41%	5.03%	7.92%	1.36%	0.09%	0.00%	3.04%	1.06%

Period ended December 31, 2006

Net Assets (in thousands)	$17,704	$349,594	$506,064	n/a	$700,093	$310,494	$59,686	$822,800	$413,219	$180,942
Units Outstanding (in thousands)	1,737	22,952	41,376	n/a	33,390	19,903	9,646	54,436	31,351	12,505
Investment Income Ratio *	0.00%	1.35%	1.51%	n/a	0.00%	1.59%	0.09%	0.00%	0.52%	0.52%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

										JNL/						JNL/
								JNL/		PPM America		JNL/		JNL/		Red Rocks
	JNL/PAM		JNL/PAM		JNL/PIMCO		JNL/PIMCO	PPM America		Mid Cap		PPM America		PPM America		Listed
	Asia ex-Japan		China-India		Real Return		Total Return	High Yield		Value		Small Cap Value		Value Equity		Private Equity		JNL/S&P 4
	Portfolio(b)		Portfolio(b)		Portfolio(a)		Bond Portfolio	Bond Portfolio		Portfolio(c)		Portfolio(c)		Portfolio		Portfolio(d)		Portfolio(b)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$8.863133		$8.066327		$11.688683		$13.294261	$11.785726		$9.855985		$9.782878		$12.941093		$9.741513		$9.807963
Total Return *	15.17%		12.78%		0.26	%***	3.45%	11.53%		24.98%		23.18%		9.65	%***	8.76	%***	9.76%
Ratio of Expenses **	3.61%		3.61%		3.61%		3.91%	3.61%		3.61%		3.61%		3.61%		3.51%		3.61%

Period ended December 31, 2009

Unit Value	$7.695688		$7.152263		$11.271641		$12.851486	$10.567026		$7.885776		$7.941697		$11.592092		$8.002272		$8.935882
Total Return *	5.39	%***	8.83	%***	13.16%		11.03%	41.12%		2.89	%***	6.35	%***	39.59%		8.22	%***	36.82%
Ratio of Expenses **	3.61%		3.61%		3.545%		3.91%	3.61%		3.61%		3.61%		3.51%		3.36%		3.61%

Period ended December 31, 2008

Unit Value	$4.725637		$4.086552		$9.960680		$11.574992	$7.488176		$5.576767		$6.178402		$8.304331		$5.901213		$6.531198
Total Return *	-49.80	%***	-50.99	%***	-11.52	%***	-3.45%	-33.21%		-47.15	%***	-33.43	%***	-49.03%		-24.84	%***	-31.69	%***
Ratio of Expenses **	3.21%		3.21%		3.545%		3.91%	3.61%		2.91%		2.91%		3.51%		3.095%		3.61%

Period ended December 31, 2007

Unit Value	n/a		n/a		$10.761052		$11.988650	$11.211535		n/a		n/a		$16.293261		n/a		$9.909378
Total Return *	n/a		n/a		5.72	%***	4.07%	-4.63%		n/a		n/a		-7.99	%***	n/a		-0.63	%***
Ratio of Expenses **	n/a		n/a		3.145%		3.91%	3.61%		n/a		n/a		3.51%		n/a		2.71%

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		$11.519490	$11.755761		n/a		n/a		$15.286772		n/a		n/a
Total Return *	n/a		n/a		n/a		-0.48%	5.00	%***	n/a		n/a		9.27%		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		3.91%	3.61%		n/a		n/a		3.395%		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

									JNL/					JNL/
								JNL/	PPM America		JNL/		JNL/	Red Rocks
	JNL/PAM		JNL/PAM		JNL/PIMCO		JNL/PIMCO	PPM America	Mid Cap		PPM America		PPM America	Listed
	Asia ex-Japan		China-India		Real Return		Total Return	High Yield	Value		Small Cap Value		Value Equity	Private Equity		JNL/S&P 4
	Portfolio(b)		Portfolio(b)		Portfolio(a)		Bond Portfolio	Bond Portfolio	Portfolio(c)		Portfolio(c)		Portfolio	Portfolio(d)		Portfolio(b)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$9.605093		$8.741630		$12.960938		$19.316750	$16.486250	$10.561409		$10.483034		$19.164505	$10.303812		$10.595861
Total Return *	18.22%		15.76%		6.65%		6.50%	14.48%	28.16%		26.31%		16.17%	25.06%		12.55%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%	1.00%	1.10%		1.10%		1.10%	1.00%		1.10%

Period ended December 31, 2009

Unit Value	$8.125063		$7.551324		$12.152635		$18.137786	$14.400860	$8.240756		$8.299179		$16.496448	$8.239112		$9.414414
Total Return *	34.34	%***	0.87	%***	16.08%		14.31%	44.85%	45.77%		32.51%		43.00%	38.93%		40.30%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%	1.00%	1.10%		1.10%		1.10%	1.00%		1.10%

Period ended December 31, 2008

Unit Value	$4.833989		$4.180148		$10.469333		$15.867781	$9.942050	$5.653172		$6.263202		$11.536294	$5.930376		$6.710374
Total Return *	-47.99	%***	-49.76	%***	-8.88	%***	-0.60%	-31.44%	-47.05	%***	-40.61	%***	-47.79%	-31.82	%***	-28.15	%***
Ratio of Expenses **	1.10%		1.10%		1.00%		1.00%	1.00%	1.10%		1.10%		1.10%	1.00%		1.10%

Period ended December 31, 2007

Unit Value	n/a		n/a		$10.973974		$15.963557	$14.502044	n/a		n/a		$22.095438	n/a		$9.921241
Total Return *	n/a		n/a		9.72	%***	7.16%	-2.09%	n/a		n/a		-6.66%	n/a		-1.84	%***
Ratio of Expenses **	n/a		n/a		1.10%		1.00%	1.00%	n/a		n/a		1.10%	n/a		1.15%

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		$14.896380	$14.812194	n/a		n/a		$23.672826	n/a		n/a
Total Return *	n/a		n/a		n/a		2.45%	9.42%	n/a		n/a		11.79%	n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		1.00%	1.00%	n/a		n/a		1.10%	n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

						JNL/			JNL/
					JNL/	PPM America	JNL/	JNL/	Red Rocks
	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	PPM America	Mid Cap	PPM America	PPM America	Listed
	Asia ex-Japan	China-India	Real Return	Total Return	High Yield	Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4
	Portfolio(b)	Portfolio(b)	Portfolio(a)	Bond Portfolio	Bond Portfolio	Portfolio(c)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio(b)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$141,098	$362,908	$972,580	$2,500,105	$721,610	$83,276	$58,322	$106,819	$279,890	$797,263
Units Outstanding (in thousands)	14,944	42,196	76,831	140,076	47,902	8,009	5,650	6,283	27,501	76,365
Investment Income Ratio *	0.13%	0.00%	1.48%	2.29%	7.60%	0.00%	0.21%	1.21%	0.25%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$96,476	$216,740	$694,975	$1,673,846	$491,310	$19,225	$14,748	$88,889	$111,569	$592,013
Units Outstanding (in thousands)	12,009	29,002	58,299	99,987	37,428	2,359	1,795	6,119	13,636	63,553
Investment Income Ratio *	0.01%	0.00%	2.99%	3.12%	8.55%	0.71%	0.61%	5.72%	5.63%	1.22%

Period ended December 31, 2008

Net Assets (in thousands)	$3,934	$24,871	$423,346	$871,072	$172,415	$3,373	$4,763	$55,567	$12,102	$255,729
Units Outstanding (in thousands)	819	5,964	41,005	59,558	19,370	599	764	5,526	2,044	38,346
Investment Income Ratio *	1.34%	0.00%	1.51%	4.36%	8.88%	0.72%	0.90%	2.47%	0.97%	0.01%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	$75,390	$598,012	$267,490	n/a	n/a	$119,369	n/a	$22,022
Units Outstanding (in thousands)	n/a	n/a	6,906	40,603	20,646	n/a	n/a	6,245	n/a	2,221
Investment Income Ratio *	n/a	n/a	0.00%	5.28%	7.54%	n/a	n/a	0.60%	n/a	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	$435,179	$284,124	n/a	n/a	$154,997	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	31,702	21,538	n/a	n/a	7,582	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	3.97%	7.15%	n/a	n/a	0.03%	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

							JNL/S&P		JNL/S&P
	JNL/S&P		JNL/S&P		JNL/S&P		Disciplined		Dividend				JNL/	JNL/		JNL/	JNL/
	Competitive		Disciplined		Disciplined		Moderate		Income		JNL/S&P		S&P Managed	S&P Managed		S&P Managed	S&P Managed
	Advantage		Growth		Moderate		Growth		& Growth		Intrinsic Value		Aggressive	Conservative		Growth	Moderate
	Portfolio(b)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Growth Portfolio	Portfolio		Portfolio	Portfolio

Highest expense ratio
Period ended December 31, 2010

Unit Value	$10.184414		$8.123943		$8.947058		$8.548681		$9.488017		$10.229163		$11.040307	$10.401392		$11.205082	$10.867131
Total Return *	8.63%		9.39%		7.07%		9.78%		14.16%		10.33%		12.78%	4.76%		11.79%	7.27%
Ratio of Expenses **	3.61%		3.01%		3.695%		3.145%		3.51%		3.61%		3.75%	3.695%		3.80%	3.695%

Period ended December 31, 2009

Unit Value	$9.375145		$7.426450		$8.356204		$7.787034		$8.310996		$9.271159		$9.789636	$9.929091		$10.023459	$10.131046
Total Return *	9.43	%***	21.67%		14.37%		18.97%		39.26	%***	13.04	%***	26.22%	9.41%		23.29%	14.32%
Ratio of Expenses **	3.61%		3.01%		3.695%		3.145%		3.51%		3.61%		3.75%	3.695%		3.80%	3.695%

Period ended December 31, 2008

Unit Value	$6.765550		$6.103657		$7.306311		$6.545258		$6.991175		$6.144531		$7.755799	$9.075254		$8.130179	$8.861798
Total Return *	-28.46	%***	-0.30	%***	-27.88	%***	-36.78%		-23.25	%***	-33.54	%***	-41.40%	-16.88%		-37.77%	-24.10%
Ratio of Expenses **	3.26%		3.01%		3.695%		3.145%		3.26%		3.26%		3.75%	3.695%		3.80%	3.695%

Period ended December 31, 2007

Unit Value	$9.904249		$10.364266		$10.396421		$10.353901		$9.755667		$9.906975		$13.234462	$10.918213		$13.064157	$11.675144
Total Return *	-0.96	%***	0.66	%***	2.35	%***	-0.92	%***	0.38	%***	-0.93	%***	5.13%	2.42%		4.63%	3.81%
Ratio of Expenses **	2.845%		2.845%		3.01%		3.145%		2.71%		2.845%		3.75%	3.695%		3.80%	3.695%

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$12.588579	$10.660437		$12.486478	$11.247113
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		11.32%	3.25	%***	9.90%	3.88	%***
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		3.75%	3.695%		3.80%	3.695%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

							JNL/S&P		JNL/S&P
	JNL/S&P		JNL/S&P		JNL/S&P		Disciplined		Dividend				JNL/	JNL/		JNL/		JNL/
	Competitive		Disciplined		Disciplined		Moderate		Income		JNL/S&P		S&P Managed	S&P Managed		S&P Managed		S&P Managed
	Advantage		Growth		Moderate		Growth		& Growth		Intrinsic Value		Aggressive	Conservative		Growth		Moderate
	Portfolio(b)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Growth Portfolio	Portfolio		Portfolio		Portfolio

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$11.036703		$8.972673		$10.152509		$9.491603		$10.250525		$11.085669		$15.672705	$12.306413		$16.005626		$12.777857
Total Return *	11.50%		12.17%		10.55%		12.72%		17.06%		13.25%		15.92%	7.62%		14.96%		10.09%
Ratio of Expenses **	1.00%		0.50%		0.50%		0.50%		1.00%		1.00%		1.00%	1.00%		1.00%		1.10%

Period ended December 31, 2009

Unit Value	$9.897945		$7.998913		$9.183868		$8.420262		$8.756332		$9.788398		$13.520264	$11.435228		$13.922400		$11.607218
Total Return *	48.51	%***	34.29	%***	22.52	%***	29.75	%***	38.48	%***	74.12	%***	29.74%	16.10	%***	26.79%		17.33%
Ratio of Expenses **	1.00%		0.50%		0.50%		0.50%		1.00%		1.00%		1.00%	1.00%		1.00%		1.10%

Period ended December 31, 2008

Unit Value	$6.924855		$6.336449		$7.679321		$6.805842		$7.155794		$6.289289		$10.420786	$10.131175		$10.980959		$9.892894
Total Return *	-24.77	%***	-34.40	%***	-27.44%		-35.51%		-22.85	%***	-31.17	%***	-39.76%	-14.69%		-36.00%		-22.10%
Ratio of Expenses **	1.10%		1.10%		1.15%		1.15%		1.10%		1.10%		1.00%	1.10%		1.00%		1.10%

Period ended December 31, 2007

Unit Value	$9.917140		$10.534013		$10.582996		$10.553448		$9.766570		$9.919101		$17.299623	$11.876307		$17.157763		$12.699683
Total Return *	-1.88	%***	-0.78	%***	3.79	%***	4.34	%***	-2.62	%***	-0.81	%***	8.08%	5.13%		4.78	%***	6.55%
Ratio of Expenses **	1.15%		1.15%		1.15%		1.15%		1.25%		1.25%		1.00%	1.10%		1.00%		1.10%

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$16.006541	$11.297247		$15.805175		$11.918971
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		14.42%	6.67%		13.33%		9.19%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		1.00%	1.10%		1.15%		1.10%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

				JNL/S&P	JNL/S&P
	JNL/S&P	JNL/S&P	JNL/S&P	Disciplined	Dividend		JNL/	JNL/	JNL/	JNL/
	Competitive	Disciplined	Disciplined	Moderate	Income	JNL/S&P	S&P Managed	S&P Managed	S&P Managed	S&P Managed
	Advantage	Growth	Moderate	Growth	& Growth	Intrinsic Value	Aggressive	Conservative	Growth	Moderate
	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Growth Portfolio	Portfolio	Portfolio	Portfolio

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$83,408	$128,516	$322,588	$350,989	$216,196	$105,541	$694,558	$886,035	$1,946,317	$1,514,845
Units Outstanding (in thousands)	7,689	14,919	33,094	38,463	21,452	9,700	47,392	74,750	130,135	122,023
Investment Income Ratio *	0.75%	1.41%	1.11%	1.20%	1.79%	0.75%	0.76%	2.60%	1.05%	2.16%

Period ended December 31, 2009

Net Assets (in thousands)	$88,880	$74,918	$158,926	$194,086	$79,218	$86,341	$508,673	$572,713	$1,329,575	$930,311
Units Outstanding (in thousands)	9,096	9,671	17,855	23,763	9,158	8,941	40,161	51,869	102,211	82,390
Investment Income Ratio *	0.02%	3.46%	2.80%	3.23%	0.04%	0.03%	2.48%	2.03%	2.25%	1.53%

Period ended December 31, 2008

Net Assets (in thousands)	$26,645	$25,007	$55,788	$71,319	$33,656	$29,551	$334,779	$374,871	$721,594	$511,031
Units Outstanding (in thousands)	3,872	3,996	7,341	10,574	4,731	4,725	34,273	38,038	70,370	53,018
Investment Income Ratio *	1.47%	1.75%	1.30%	1.40%	4.82%	1.24%	0.37%	4.19%	0.55%	4.00%

Period ended December 31, 2007

Net Assets (in thousands)	$6,231	$15,683	$33,591	$38,400	$738	$11,822	$606,719	$240,837	$1,201,073	$475,928
Units Outstanding (in thousands)	629	1,496	3,190	3,658	76	1,193	37,210	20,751	74,650	38,280
Investment Income Ratio *	0.07%	0.00%	0.00%	0.00%	0.13%	0.09%	1.91%	3.16%	1.70%	3.14%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$577,628	$126,364	$1,081,171	$284,241
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	38,011	11,361	71,760	24,211
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.58%	2.06%	0.98%	2.01%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/
	S&P Managed		JNL/S&P		JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe		JNL/T. Rowe
	Moderate		Total Yield		Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term		Price Value
	Growth Portfolio		Portfolio(b)		Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio(a)		Portfolio

Highest expense ratio
Period ended December 31, 2010

Unit Value	$10.920968		$9.121174		$19.680014	$8.962684	$16.572366	$20.365095	$33.080837	$9.510825		$11.297764
Total Return *	8.73%		6.18%		6.70%	-3.68%	9.57%	12.29%	22.96%	-0.72%		11.45%
Ratio of Expenses **	4.01%		3.61%		3.80%	3.75%	3.70%	3.91%	3.91%	3.61%		3.91%

Period ended December 31, 2009

Unit Value	$10.043857		$8.590651		$18.445088	$9.305184	$15.125413	$18.136812	$26.903923	$9.579367		$10.137378
Total Return *	18.60%		2.27	%***	15.23%	-3.54%	19.48%	37.99%	41.21%	-0.28	%***	31.83%
Ratio of Expenses **	4.01%		3.61%		3.80%	3.75%	3.70%	3.91%	3.91%	3.61%		3.91%

Period ended December 31, 2008

Unit Value	$8.468455		$6.240794		$16.007656	$9.646545	$12.659714	$13.143650	$19.052733	$9.327447		$7.689738
Total Return *	-30.35%		-35.57	%***	-23.68%	-1.57%	-35.77%	-45.04%	-42.92%	-8.94%		-42.75%
Ratio of Expenses **	4.01%		3.51%		3.80%	3.75%	3.70%	3.91%	3.91%	3.21%		3.91%

Period ended December 31, 2007

Unit Value	$12.159040		$10.052412		$20.974344	$9.800591	$19.709046	$23.914187	$33.381368	$10.243295		$13.432137
Total Return *	4.36%		0.52	%***	3.46%	0.86%	3.91%	5.87%	12.70%	0.45	%***	-3.04%
Ratio of Expenses **	4.01%		2.845%		3.80%	3.75%	3.70%	3.91%	3.91%	3.21%		3.91%

Period ended December 31, 2006

Unit Value	$11.651023		n/a		$20.272182	$9.716797	$18.967476	$22.588231	$29.620681	$10.109623		$13.853319
Total Return *	10.48	%***	n/a		9.43%	0.68%	16.54%	9.35%	2.71%	0.37	%***	15.43%
Ratio of Expenses **	4.01%		n/a		3.80%	3.75%	3.70%	3.91%	3.91%	2.96%		3.91%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/
	S&P Managed	JNL/S&P		JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe		JNL/T. Rowe
	Moderate	Total Yield		Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term		Price Value
	Growth Portfolio	Portfolio(b)		Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio(a)		Portfolio

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$15.820096	$9.884599		$30.491815	$13.778726	$20.709679	$32.104002	$52.149990	$10.745000		$15.412882
Total Return *	11.94%	8.98%		9.73%	-1.00%	12.57%	15.60%	26.59%	1.91%		14.74%
Ratio of Expenses **	1.10%	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2009

Unit Value	$14.132179	$9.069807		$27.789280	$13.917211	$18.397952	$27.771231	$41.195958	$10.543119		$13.433157
Total Return *	22.11%	62.22	%***	18.50%	-0.85%	22.75%	42.07%	45.38%	6.57%		35.72%
Ratio of Expenses **	1.10%	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2008

Unit Value	$11.573735	$6.404924		$23.451105	$14.036344	$14.988548	$19.548020	$28.337674	$9.893602		$9.897450
Total Return *	-28.30%	-29.41	%***	-21.51%	1.17%	-34.01%	-43.41%	-41.24%	-1.77	%***	-41.06%
Ratio of Expenses **	1.10%	1.10%		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2007

Unit Value	$16.140967	$10.064737		$29.878778	$13.873622	$22.712971	$34.546285	$48.224532	$10.610338		$16.792708
Total Return *	7.46%	0.65	%***	6.42%	3.69%	6.77%	9.01%	16.05%	3.67%		-0.16%
Ratio of Expenses **	1.10%	1.25%		1.00%	1.00%	1.00%	1.00%	1.00%	1.10%		1.00%

Period ended December 31, 2006

Unit Value	$15.020558	n/a		$28.076791	$13.379856	$21.272921	$31.689645	$41.556156	$10.235082		$16.819769
Total Return *	10.95%	n/a		12.53%	3.48%	19.72%	12.57%	5.74%	-0.12	%***	18.83%
Ratio of Expenses **	1.10%	n/a		1.00%	1.00%	1.00%	1.00%	1.00%	1.10%		1.00%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/
	S&P Managed	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Moderate	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Growth Portfolio	Portfolio(b)	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio(a)	Portfolio

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$2,629,579	$64,956	$1,228,148	$676,914	$353,077	$782,772	$981,793	$334,098	$411,509
Units Outstanding (in thousands)	176,006	6,691	43,834	54,428	17,861	27,158	21,009	31,935	28,398
Investment Income Ratio *	1.39%	0.74%	1.44%	0.00%	1.02%	0.04%	0.20%	1.38%	1.03%

Period ended December 31, 2009

Net Assets (in thousands)	$1,625,059	$53,501	$698,799	$813,943	$245,685	$548,364	$590,369	$182,385	$318,777
Units Outstanding (in thousands)	122,140	5,976	27,589	64,606	13,947	22,175	16,143	17,700	25,158
Investment Income Ratio *	0.85%	0.02%	2.87%	0.18%	1.78%	0.33%	0.00%	3.80%	1.73%

Period ended December 31, 2008

Net Assets (in thousands)	$902,365	$28,399	$432,806	$1,200,692	$153,537	$301,125	$309,196	$87,244	$204,240
Units Outstanding (in thousands)	83,111	4,462	20,425	94,661	10,667	17,567	12,488	8,978	21,770
Investment Income Ratio *	2.28%	1.84%	2.44%	2.06%	0.04%	0.08%	0.00%	4.21%	1.90%

Period ended December 31, 2007

Net Assets (in thousands)	$1,251,889	$3,265	$497,884	$618,006	$217,135	$558,543	$510,648	$65,966	$367,321
Units Outstanding (in thousands)	82,230	325	18,482	48,897	9,897	18,570	12,275	6,283	22,938
Investment Income Ratio *	2.24%	0.05%	2.57%	4.60%	3.53%	1.07%	1.71%	3.89%	2.29%

Period ended December 31, 2006

Net Assets (in thousands)	$993,884	n/a	$413,630	$247,194	$165,654	$366,621	$395,854	$25,837	$323,913
Units Outstanding (in thousands)	69,732	n/a	16,395	20,137	8,007	13,352	11,280	2,534	20,028
Investment Income Ratio *	1.28%	n/a	2.69%	4.18%	3.24%	0.13%	0.80%	0.00%	1.26%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations December 3, 2007.

Independent Auditors’ Report

The Board of Directors of Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as set forth herein as of December 31, 2010, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agent of the underlying mutual fund. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2010, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

March 1, 2011

[Missing Graphic Reference]
Jackson National Life Insurance

Company and Subsidiaries

Consolidated Financial Statements

December 31, 2010

Jackson National Life Insurance Company and Subsidiaries

Index to Consolidated Financial Statements
December 31, 2010

__________________________________________________________________

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Jackson National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries  (the Company) as of December 31, 2010 and 2009, and the related consolidated income statements and the consolidated statements of changes in equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2010.  These consolidated financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 4 to the consolidated financial statements, the Company has changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of FASB Staff Position No. FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (included in FASB ASC Topic 320, Investments-Debt and Equity Securities), as of January 1, 2009.

As discussed in Note 4 to the consolidated financial statements, during 2010 the Company consolidated entities formerly considered to be QSPEs due to the adoption of ASU 2010-10, “Amendment for Certain Investment Funds”, as of January 1, 2010.

[MISSING GRAPHIC REFERENCE]

/s/ KPMG LLP

Chicago, Illinois
March 7, 2011

Jackson National Life Insurance Company and Subsidiaries
Financial Statements

Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2010	2009
Investments:
Cash and short-term investments	$674,253	$1,043,725
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2010, $39,222,320; 2009, $36,791,797, including fair value through profit and loss: 2010, $345,038; 2009, $0)	40,801,885	36,368,034
Trading securities, at fair value	467,101	557,671
Commercial mortgage loans	5,700,365	5,983,571
Policy loans	855,842	852,941
Derivative instruments	1,010,377	837,728
Other invested assets	1,038,012	866,023
Total investments	50,547,835	46,509,693

Accrued investment income	553,762	450,133
Deferred acquisition costs	5,305,670	4,738,901
Deferred sales inducements	451,096	476,749
Reinsurance recoverable	1,089,539	1,133,118
Income taxes receivable from Parent	50,854	369,478
Deferred income taxes	-	89,678
Other assets	166,923	192,042
Separate account assets	48,854,037	33,329,412
Total assets	$107,019,716	$87,289,204

Liabilities and Equity
Liabilities
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable	$3,149,572	$3,194,039
Deposits on investment contracts	39,916,376	38,283,062
Guaranteed investment contracts	700,090	920,101
Trust instruments supported by funding agreements	2,209,268	2,331,458
Federal Home Loan Bank funding agreements	1,750,989	1,750,965
Long-term borrowings	338,805	288,680
Securities lending payable	58,115	34,203
Deferred income taxes	656,577	-
Derivative instruments	1,250,807	745,214
Other liabilities	1,886,751	1,234,646
Separate account liabilities	48,854,037	33,329,412
Total liabilities	100,771,387	82,111,780

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,711,500	3,561,395
Accumulated other comprehensive income, net of
tax of $53,280 in 2010 and $(356,307) in 2009	837,006	76,344
Retained earnings	1,633,691	1,450,505
Total stockholder's equity	6,195,997	5,102,044
Noncontrolling interests	52,332	75,380
Total equity	6,248,329	5,177,424
Total liabilities and equity	$107,019,716	$87,289,204

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Financial Statements

Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2010	2009	2008
Revenues
Fee income	$1,565,992	$1,082,281	$1,069,910
Premiums	142,721	115,231	170,161
Net investment income	2,664,955	2,577,794	2,662,099

Net realized losses on investments:
Total other-than-temporary impairments	(319,977)	(1,196,893)	(913,692)
Portion of other-than-temporary impairments included in
other comprehensive income (loss)	176,719	422,186	-
Net other-than-temporary impairments	(143,258)	(774,707)	(913,692)
Other investment gains (losses)	87,763	166,829	(289,542)
Total net realized losses on investments	(55,495)	(607,878)	(1,203,234)

Risk management activity	(1,069,971)	(912,080)	(466,638)
Other income	61,233	61,112	107,763
Total revenues	3,309,435	2,316,460	2,340,061
Benefits and Expenses
Death and other policy benefits	593,089	583,573	514,148
Interest credited on deposit liabilities	1,404,217	1,461,137	1,406,066
Interest expense on trust instruments supported
by funding agreements	59,803	82,131	196,175
Interest expense on Federal Home Loan Bank advances,
notes and reverse repurchase agreements	34,825	49,767	71,295
Increase (decrease) in reserves, net of reinsurance	68,972	(536,828)	164,027
Commissions	1,263,012	980,903	739,798
General and administrative expenses	539,711	447,617	478,320
Deferral of policy acquisition costs	(1,180,950)	(944,596)	(719,724)
Deferral of sales inducements	(144,037)	(132,196)	(113,232)
Amortization of acquisition costs:
Attributable to operations	361,603	108,240	926,903
Attributable to risk management activity	(443,295)	(341,509)	(103,491)
Attributable to net realized losses on investments	(5,553)	(72,349)	(164,503)
Amortization of deferred sales inducements:
Attributable to operations	97,729	43,542	39,836
Attributable to risk management activity	(21,247)	(1,203)	59,694
Attributable to net realized losses on investments	(897)	(10,062)	(15,770)
Total benefits and expenses	2,626,982	1,718,167	3,479,542
Pretax income (loss)	682,453	598,293	(1,139,481)
Federal income tax expense (benefit)	176,737	182,536	(172,081)
Income (loss) before extraordinary loss	505,716	415,757	(967,400)
Extraordinary loss, net of tax benefit of $4,651 in 2008	-	-	(8,638)
Net income (loss)	505,716	415,757	(976,038)
Less: Net income (loss) attributable to noncontrolling interests	7,288	(12,415)	5,825
Net income (loss) attributable to Jackson	$498,428	$428,172	$(981,863)

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Financial Statements

Consolidated Statements of Changes in Equity and Comprehensive Income
(In thousands)

			Accumulated
		Additional	other		Total	Non-
	Common	paid-in	comprehensive	Retained	stockholder's	controlling	Total
	stock	capital	income (loss)	earnings	equity	interests	equity
Balances as of December 31, 2007	$13,800	$2,934,881	$(91,235)	$2,440,407	$5,297,853	$131,210	$5,429,063
Comprehensive income:
Net income (loss)				(981,863)	(981,863)	5,825	(976,038)
Net unrealized losses
on securities not other-than
-temporarily impaired, net
of tax of $(1,045,509)			(1,987,509)		(1,987,509)	(10,624)	(1,998,133)
Reclassification adjustment
for losses included
in net income, net of tax
of $242,964			451,219		451,219		451,219
Total comprehensive loss			(1,536,290)	(981,863)	(2,518,153)	(4,799)	(2,522,952)
Capital contribution		34,104			34,104		34,104
Dividends to stockholder				(313,101)	(313,101)		(313,101)
Balances as of December 31, 2008	$13,800	$2,968,985	$(1,627,525)	$1,145,443	$2,500,703	$126,411	$2,627,114

Comprehensive income:
Net income (loss)				428,172	428,172	(12,415)	415,757
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $382,885			1,621,868		1,621,868	(38,616)	1,583,252
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(127,733)			(237,217)		(237,217)		(237,217)
Reclassification adjustment
for losses included
in net income, net of tax
of $240,213			446,108		446,108		446,108
Total comprehensive income (loss)			1,830,759	428,172	2,258,931	(51,031)	2,207,900
Cumulative effect of change in
accounting, net of DAC			(126,890)	126,890	-		-
Capital contribution		592,410			592,410		592,410
Dividends to stockholder				(250,000)	(250,000)		(250,000)
Balances as of December 31, 2009	$13,800	$3,561,395	$76,344	$1,450,505	$5,102,044	$75,380	$5,177,424

Comprehensive income:
Net income				498,428	498,428	7,288	505,716
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $422,473			784,594		784,594	(30,336)	754,258
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(54,663)			(101,517)		(101,517)		(101,517)
Reclassification adjustment
for losses included
in net income, net of tax
of $15,223			28,270		28,270		28,270
Total comprehensive income (loss)			711,347	498,428	1,209,775	(23,048)	1,186,727
Cumulative effect of change in
accounting, net of DAC			49,315	(40,242)	9,073		9,073
Capital contribution		150,105			150,105		150,105
Dividends to stockholder				(275,000)	(275,000)		(275,000)
Balances as of December 31, 2010	$13,800	$3,711,500	$837,006	$1,633,691	$6,195,997	$52,332	$6,248,329

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Financial Statements

Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2010	2009	2008
Cash flows from operating activities:
Net income (loss)	$505,716	$415,757	$(976,038)
Adjustments to reconcile income (loss)
to net cash provided by operating activities:
Net realized losses on investments	55,495	607,878	1,203,234
Risk management activity	1,069,971	912,080	466,638
Interest credited on deposit liabilities	1,404,217	1,461,137	1,406,066
Interest expense on trust instruments supported
by funding agreements	59,803	82,131	196,175
Interest expense on Federal Home Loan Bank funding
agreements	22,678	28,906	57,928
Mortality, expense and surrender charges	(354,070)	(327,521)	(321,484)
Amortization of discount and premium on investments	(3,243)	(1,235)	28,168
Deferred income tax expense (benefit)	355,790	409,848	(113,368)
Change in:
Accrued investment income	(103,629)	46,654	(41,579)
Deferred sales inducements and acquisition costs	(1,336,646)	(1,350,132)	(90,287)
Trading portfolio activity, net	90,570	268,154	101,064
Income taxes receivable from Parent	318,624	(200,147)	(161,872)
Other assets and liabilities, net	222,438	213,440	212,972
Net cash provided by operating activities	2,307,714	2,566,950	1,967,617

Cash flows from investing activities:
Sales of fixed maturities and equities available for sale	8,689,802	9,001,912	2,248,000
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale	1,934,006	2,166,500	2,964,781
Commercial mortgage loans	1,375,297	742,080	407,640
Purchases of:
Fixed maturities and equities available for sale	(13,190,087)	(10,029,527)	(7,622,992)
Commercial mortgage loans	(1,045,450)	(351,711)	(1,310,760)
Other investing activities	(716,905)	(1,534,559)	473,947
Net cash used in investing activities	(2,953,337)	(5,305)	(2,839,384)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	17,868,878	14,123,189	12,846,221
Withdrawals	(7,182,166)	(9,543,370)	(9,029,910)
Net transfers to separate accounts	(10,767,308)	(6,984,733)	(2,442,002)
Proceeds from repurchase agreements	552,458	-	-
Proceeds from borrowings	15,000	-	550,000
Payments on borrowings	(65,711)	(150,000)	(634,047)
Proceeds and payments on short-term borrowings from Parent	-	-	(32,000)
Payment of cash dividends to Parent	(275,000)	(250,000)	(313,101)
Capital contribution from Parent	130,000	571,000	-
Net cash provided by (used in) financing activities	276,151	(2,233,914)	945,161

Net (decrease) increase in cash and short-term investments	(369,472)	327,731	73,394

Cash and short-term investments, beginning of year	1,043,725	715,994	642,600
Total cash and short-term investments, end of year	$674,253	$1,043,725	$715,994

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

1.   Nature of Operations

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:
•	Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC (“Squire Re”) and Jackson National Life (Bermuda) LTD;
•
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

•	Wholly owned insurance agency: JNL Southeast Agency, LLC;
•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;
•	Other partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson has a controlling interest or is deemed the primary beneficiary.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  All significant intercompany accounts and transactions have been eliminated upon consolidation.  Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder’s equity or net income.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and, 8) the value of guarantee obligations.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)
Changes in Accounting Principles – Adopted in Current Year
On January 1, 2010, the Company adopted Accounting Standards Update No. 2009-16, “Accounting for Transfers of Financial Assets” (“ASU 2009-16”).  This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity (“QSPE”) concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures.

On January 1, 2010, the Company adopted ASU 2010-10, “Amendment for Certain Investment Funds,” which provides accounting guidance for determining which enterprise, if any, has a controlling financial interest in a variable interest entity (“VIE”) and requires additional disclosures regarding a company’s involvement in VIEs.  The adoption of ASU 2010-10 and ASU 2009-16 occurred simultaneously, requiring the consolidation of entities formerly considered to be QSPEs and decreasing retained earnings by $40.2 million.  Additional details on the application of this change in accounting principles are included in Note 4.

Changes in Accounting Principles – Adopted in Prior Years
On January 1, 2009, the Company adopted Accounting Standards Codification (“ASC”) 320-10-65, “Debt and Equity Securities – Transition and Open Effective Date Information” (previously FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments”).  ASC 320-10-65 requires entities to separate an other-than-temporary impairment of a debt security into two components when there are credit related losses associated with the impaired debt security for which management believes it does not have the intent to sell the security and is not more likely than not to be required to sell the security before recovery of its amortized cost basis.  The difference between the fair value and the amortized cost of the security is presented as an other-than-temporary impairment charge within earnings, with an offset for any non-credit related loss component of the charge to be recognized in other comprehensive income.  ASC 320-10-65 required companies to record, as of the period of adoption, a cumulative effect adjustment to reclassify the non-credit portion of a previously recognized other-than-temporary impairment from retained earnings to other comprehensive income, if, as of the date of adoption, the company did not intend to sell the security before anticipated recovery of its amortized cost basis.  Upon adoption, the Company transferred $186.6 million ($126.9 million net of deferred acquisition costs and sales inducements) of non-credit related impairments from retained earnings to other comprehensive income.

Changes in Accounting Principles – Not Yet Fully Adopted
In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures about Fair Value Measurements,” which requires additional disclosures related to transfers between Levels 1 and 2 and for fair value measurement activity in Level 3.  Additional information to be provided will include purchases, sales, issuances, and settlements on a gross basis.  This ASU also clarifies certain other existing disclosure requirements including the level of disaggregation and disclosures around inputs and valuation techniques.  The accounting guidance for new disclosures and clarification of existing disclosures is effective for periods beginning after December 15, 2009.  The additional disclosures related to activity in Level 3 are effective for fiscal years beginning after December 15, 2010. As required, the additional disclosures effective for periods beginning after December 15, 2009, are included herein.  The remaining required disclosures, effective for fiscal years beginning after December 15, 2010, will be included in the Company’s consolidated financial statements for the year ending December 31, 2011.

In April 2010, the FASB issued ASU No. 2010-15, “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments.” This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related policyholder, as defined in the Variable Interest Entities Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties.  This accounting guidance will be effective on January 1, 2011, and is not expected to impact the Company’s consolidated financial statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

In October 2010, the FASB issued ASU No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.” ASU 2010-26 clarifies which costs related to the acquisition or renewal of insurance contracts can be deferred by insurance entities.  The guidance also specifies that only costs directly related to the successful acquisition of new or renewal contracts can be capitalized.  All other acquisition related costs should be expensed as incurred.  This accounting guidance will be effective on January 1, 2012 and can be applied either prospectively or retrospectively.  Jackson has not yet determined the impact this guidance will have on the Company’s consolidated financial statements upon adoption.

In July 2010, the FASB issued ASU No. 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses,” which requires significant new disclosures about the allowance for credit losses and the credit quality of financing receivables.  The FASB has elected to defer the disclosures related to troubled debt restructurings included within this ASU.  Those disclosures are expected to be effective for 2011 reporting.  The remaining disclosures under ASU No. 2010-20 were not deferred and have been included within Note 4.

Comprehensive Income (Loss)
Comprehensive income (loss) includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income (loss) and net unrealized gains or losses on available for sale securities.

Investments
Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper, money market instruments and deposits in the Federal Home Loan Bank of Indianapolis (“FHLBI”), are carried at cost or amortized cost.  These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method.  Discounts and premiums on asset-backed securities are amortized over the estimated redemption period.  Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events.  For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $878.5 million and $953.4 million as of December 31, 2010 and 2009, respectively.

Fixed maturities are generally classified as available for sale and are carried at fair value.  Effective January 1, 2009, for declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further detailed in Note 4.  For periods prior to January 1, 2009, Jackson recognized an other-than-temporary impairment when the Company did not expect full recovery of amortized cost or did not have the intent and ability to hold a security to recovery and impairment losses were recognized in net realized losses on investments for the full difference between fair value and amortized cost.

During 2009, the Company transferred the remainder of its equity holdings from available for sale to a trading portfolio and recognized a loss of $87.5 million.  At December 31, 2010 and 2009, all equity holdings were classified as trading.  Previously, trading securities primarily consisted of private equity securities and investments in mutual funds that support liabilities of the Company’s non-qualified voluntary deferred compensation plans.  Trading securities are carried at fair value with changes in value included in net investment income.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses.

On a periodic basis, Jackson assesses each commercial mortgage loan in the portfolio for the need of an allowance for loan losses.  This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions.  As deemed appropriate, Jackson recognizes an allowance for loan losses through a charge to investment income.  This allowance may be reduced when the exposure on a particular loan is deemed to have been reduced or eliminated, either through the termination of the mortgage loan, recognition of an impairment charge, or a reversal of the conditions that led to the allowance.  Separately, Jackson also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above.  Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status.  In this case, all cash received is applied against the carrying value of the loan.

Policy loans are carried at the unpaid principal balances.

Other invested assets primarily include investments in limited partnerships and real estate.  Carrying values for limited partnership investments are determined by using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  Real estate is carried at the lower of depreciated cost or fair value.

Pursuant to the guidance provided for in ASC 810, the Company concluded that it holds interests in VIEs that represent primary beneficial interests.  These consolidated VIEs include entities structured to hold and manage investments.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments which are classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, and, beginning in 2009, the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity.  The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net income (loss) along with the related adjustment for deferred acquisition costs and deferred sales inducements.

Derivative Instruments, Embedded Derivatives and Risk Management Activity
The Company enters into financial derivative transactions, including, but not limited to, swaps, spread cap options, put-swaptions, futures and options to reduce and manage business risks.  These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred.  The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements.  The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.  During 2008, nonperformance by one derivative counterparty resulted in a loss on the related transactions.  The related charge of $17.2 million was reported in net investment income.  There were no such losses in 2010 or 2009.

The Company generally uses freestanding derivative instruments for hedging purposes.  Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivative instruments.  Further details regarding Jackson’s derivative positions are included in Note 5.  The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.  Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

value.  The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

Deferred Acquisition Costs
Certain costs of acquiring new business, principally commissions and certain costs associated with policy issuance and underwriting, which vary with and are primarily related to the production of new business, are capitalized as deferred acquisition costs.  Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits underlying the amortization of deferred acquisition costs is conducted on an annual basis.  Based on results of the annual review, the deferred acquisition cost balance is adjusted, with an offsetting credit or charge to amortization expense.

As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of equity and fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred acquisition costs have been decreased by $598.5 million and increased by $131.9 million at December 31, 2010 and 2009, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of amended accounting guidance, Jackson reclassified $53.0 million of deferred acquisition costs amortization from retained earnings to accumulated other comprehensive income.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the level of expectations of short-term future investment returns. Under the methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 8.4%, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. Projected returns after the next five years are set at 8.4%. At December 31, 2010 and 2009,  future projected returns were capped at the 15% level.

Deferred Sales Inducements
Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities are capitalized as deferred sales inducements.  Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits underlying the amortization of deferred sales inducements is conducted on an annual basis.  Based on results of the annual review, the deferred sales inducement balance is adjusted, with an offsetting credit or charge to amortization expense.  As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of equity and fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred sales inducements have been decreased by $82.2 million and increased by $11.9 million at December 31, 2010 and 2009, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of amended accounting guidance, Jackson reclassified $6.7 million of deferred sales inducements amortization from retained earnings to accumulated other comprehensive income.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

Federal Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.  The Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2007.

Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson.  All other subsidiaries are limited liability companies with all of their interests owned by Jackson.  Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson.  Income tax expense is calculated on a separate company basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses.  Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized.  In accordance with GAAP, Jackson is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense. At December 31, 2010 and 2009, the Company had no unrecognized tax benefits.

Policy Reserves and Liabilities
Reserves for future policy benefits and claims payable:
For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 4.0% to 6.0%.  Lapse and expense assumptions are based on Company experience.  See Note 6 for description of general account reserves related to variable annuity guarantees.

Deposits on investment contracts:
For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value.  The liability for index linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

Trust Instruments Supported by Funding Agreements
Jackson and Jackson National Life Funding, LLC have established a European Medium Note program, with up to $7 billion in aggregate principal amount outstanding at any one time.  Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  Carrying values totaled $1.0 billion and $1.0 billion at December 31, 2010 and 2009, respectively.

Jackson and Jackson National Life Global Funding have established a $10.8 billion aggregate Global Medium Term Note program.  Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  The carrying values at December 31, 2010 and 2009 totaled $1.2 billion and $1.3 billion, respectively.

Those medium term note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date.  Foreign currency transaction gains and losses are included in risk management activity.

Federal Home Loan Bank Advances
Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in its mortgage-collateralized loan advance program with short-term and long-term funding facilities.  Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances.  Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.  At December 31, 2010 and 2009, the Company held $112.1 million and $117.6 million, respectively, of FHLBI capital stock, supporting $1.8 billion and $1.8 billion, respectively, in funding agreements, short-term and long-term borrowing capacity.

Separate Account Assets and Liabilities
The assets and liabilities associated with individual variable life and annuity contracts, which aggregated $48.9 billion and $33.3 billion at December 31, 2010 and 2009, respectively, are segregated in separate accounts.  The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks.  Such fees are recorded as earned and included in fee income in the consolidated income statements.

The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan.  These deposits are allocated to the Jackson National Separate Account - II and aggregated $176.6 million and $142.2 million at December 31, 2010 and 2009, respectively.  The Company receives administrative fees for managing the funds.  These fees are recorded as earned and included in fee income in the consolidated income statements.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the policyholder’s account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses.  Fee income also includes revenues related to asset management fees and 12b-1 service fees.  Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  Receipts of interest on such securities are generally used to reduce the cost basis of the securities.

Jackson has terminated, at the customers’ requests, a number of Medium Term Note contracts at a discounted rate.  The income on these early terminations, totaling $2.5 million, $16.8 million and $48.8 million in 2010, 2009 and 2008, respectively, was included in other income.

Subsequent Events
The Company has evaluated events through March 7, 2011, which is the date the financial statements were available to be issued.

3.   Fair Value Measurements

The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands).  The basis for determining the fair value of each instrument is also described below.

	December 31, 2010		December 31, 2009
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and short-term investments	$674,253	$674,253	$1,043,725	$1,043,725
Fixed maturities	40,801,885	40,801,885	36,368,034	36,368,034
Trading securities	467,101	467,101	557,671	557,671
Commercial mortgage loans	5,700,365	5,953,073	5,983,571	5,939,175
Policy loans	855,842	684,503	852,941	680,569
Limited partnerships	865,761	865,761	704,688	704,688
Other loans	19,410	19,313	24,410	22,358
Derivative instruments	1,010,377	1,010,377	837,728	837,728
GMIB reinsurance recoverable	127,534	127,534	141,459	141,459
Separate account assets	48,854,037	48,854,037	33,329,412	33,329,412

Liabilities
Annuity reserves (1)	$33,829,330	$25,847,154	$32,475,348	$24,927,600
Reserves for guaranteed investment contracts	700,090	735,869	920,101	968,519
Trust instruments supported by funding agreements	2,209,268	2,266,664	2,331,458	2,371,266
Federal Home Loan Bank funding agreements	1,750,989	1,637,555	1,750,965	1,572,456
Borrowings	338,805	358,407	288,680	294,466
Derivative instruments	1,250,807	1,250,807	745,214	745,214
Separate account liabilities	48,854,037	48,854,037	33,329,412	33,329,412

(1) - Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

3.   Fair Value Measurements (continued)

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2.  Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

Fixed Maturity and Equity Securities
The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

3.   Fair Value Measurements (continued)

Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.  Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, are considered to be Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2010 and 2009, an internally developed model was used to determine the fair value.  The pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the  market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Commercial Mortgage Loans
Fair values are determined by discounting the future cash flows at current market interest rates.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

3.   Fair Value Measurements (continued)

Policy Loans
Fair values are determined using projected future cash flows, based on assumptions as to expected mortality and lapse rates, and discounted at current market interest rates.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in risk management activity.  Freestanding derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put swaptions and equity index call and put options. These derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Other Invested Assets
Other invested assets include investments in limited partnerships and real estate.  Fair value for limited partnerships is determined by using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  No adjustments to these amounts were deemed necessary at December 31, 2010.

Fair Values of Separate Account Assets and Liabilities
Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets under GAAP.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities, including equity indexed annuities, are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

Reserves for Guaranteed Investment Contracts
Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Trust Instruments Supported by Funding Agreements
Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Federal Home Loan Bank Funding Agreements
Fair values of the FHLBI funding agreements are based on present value of future cash flows discounted at current market interest rates.

Borrowings
Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to their short-term maturity.  Fair values of other borrowings are based on future cash flows discounted at current market interest rates.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

3.    Fair Value Measurements (continued)

Fair Values of Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in risk management activity. The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in risk management activity.  Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.  Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior.   Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates.  The more significant actuarial assumptions include the benefit utilization by policyholders under varying conditions, persistency, mortality assumptions and withdrawal rates.  Because of the dynamic and complex nature of these cash flows, best estimate assumptions, plus risk margins, and a stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates are used.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in the stochastic process.  Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of discount interest rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

3.   Fair Value Measurements (continued)

this fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2010	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$3,848,246	$3,817,832	$30,414	$-
Public utilities	2,708,660	-	2,707,928	732
Corporate securities	24,816,251	-	24,784,177	32,074
Residential mortgage-backed	4,348,262	-	4,348,262	-
Commercial mortgage-backed	3,764,136	-	3,764,136	-
Other asset-backed securities	1,316,330	11,193	1,230,324	74,813
Trading securities	467,101	255,166	-	211,935
Limited partnerships	865,761	-	-	865,761
Derivative instruments	1,010,377	-	1,010,377	-
GMIB reinsurance recoverable	127,534	-	-	127,534
Separate account assets (1)	48,854,037	48,854,037	-	-
Total	$92,126,695	$52,938,228	$37,875,618	$1,312,849

Liabilities
Embedded derivative liabilities (2)	$1,249,972	$-	$936,438	$313,534
Derivative instruments	1,250,807	117,449	1,127,527	5,831
Long-term borrowings	26,207	-	26,207	-
Total	$2,526,986	$117,449	$2,090,172	$319,365

December 31, 2009	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$612,144	$610,511	$1,633	$-
Public utilities	2,407,817	-	2,394,479	13,338
Corporate securities	23,245,553	-	22,773,087	472,466
Residential mortgage-backed	5,309,091	-	5,306,122	2,969
Commercial mortgage-backed	3,405,883	-	3,327,984	77,899
Other asset-backed securities	1,387,546	-	484,590	902,956
Trading securities	557,671	276,323	35,303	246,045
Limited partnerships	704,689	-	-	704,689
Derivative instruments	837,728	-	555,739	281,989
GMIB reinsurance recoverable	141,459	-	-	141,459
Separate account assets (1)	33,329,412	33,329,412	-	-
Total	$71,938,993	$34,216,246	$34,878,937	$2,843,810

Liabilities
Embedded derivative liabilities (2)	$1,121,510	$-	$684,077	$437,433
Derivative instruments	745,214	21,393	696,591	27,230
Total	$1,866,724	$21,393	$1,380,668	$464,663

(1) Pursuant to ASC 944-80, the value of the separate account liabilities is set equal to the value of the separate account assets.
(2) Includes the embedded derivative liabilities related to GMWB benefits and equity indexed annuities.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

3.   Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The tables below provide rollforwards for 2010 and 2009 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
	Fair Value			Purchases,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2010	Income	Income	Settlements	Level 3	2010
Assets
Fixed maturities
Public utilities	$13,338	$(1,809)	$1,870	$(8,165)	$(4,502)	$732
Corporate securities	472,466	803	4,611	(158,439)	(287,367)	32,074
Residential mortgage-backed	2,969	(4,583)	7,038	(5,424)	-	-
Commercial mortgage-backed	77,899	(1,579)	16,203	(43,852)	(48,671)	-
Other asset-backed securities	902,956	(2,444)	13,683	(386,693)	(452,689)	74,813
Equities and trading securities	246,045	64,689	-	(98,799)	-	211,935
Limited partnerships	704,689	67,466	-	93,606	-	865,761
Derivative instruments	281,989	(26,551)	-	(99,003)	(156,435)	-
GMIB reinsurance recoverable	141,459	(13,925)	-	-	-	127,534

Liabilities
Embedded derivative liabilities	(437,433)	123,899	-	-	-	(313,534)
Derivative instruments	(27,230)	21,399	-	-	-	(5,831)

	Fair Value	Total Realized/Unrealized Gains (Losses) Included in		Purchases,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2009	Income	Income	Settlements	Level 3	2009
Assets
Fixed maturities
Public utilities	$14,920	$113	$2,211	$(5,019)	$1,113	$13,338
Corporate securities	478,790	7,346	133,792	(327,586)	180,124	472,466
Residential mortgage-backed	3,005,646	13,718	(4,261)	(47,621)	(2,964,513)	2,969
Commercial mortgage-backed	128,732	373	(21,719)	(15,987)	(13,500)	77,899
Other asset-backed securities	1,679,707	19,103	(256,411)	(158,496)	(380,947)	902,956
Equities and trading securities	335,470	(78,808)	-	26,983	(37,600)	246,045
Limited partnerships	740,961	(90,219)	-	53,947	-	704,689
Derivative instruments	71,059	309,180	-	(165,773)	67,523	281,989
GMIB reinsurance recoverable	249,468	(108,009)	-	-	-	141,459

Liabilities
Embedded derivative liabilities	(1,123,947)	686,514	-	-	-	(437,433)
Derivative instruments	(102,586)	75,356	-	-	-	(27,230)

During 2008, the Company determined that, due to inactivity in certain markets, reliable market prices were no longer available on certain securities.  As a result, these securities were valued using internal estimates at December 31, 2008.  These securities were reflected as transfers into Level 3 during 2008.  At December 31, 2008, the related securities had an amortized cost and fair value of $5,469.4 million and $4,783.3 million, respectively, and were primarily asset-backed securities.  During 2009, the Company determined that sufficient activity had returned to certain markets and, as a result, reliable market prices were available at December 31, 2009 for the majority of these securities.  This change was reflected as a transfer out of Level 3 during 2009.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

3.   Fair Value Measurements (continued)

Upon adoption of ASC 820-10, certain broker priced assets were classified as Level 3 holdings as a result of illiquidity in the market and the resultant lack of observability into the assumptions used to produce those fair values.  During 2010, as a result of changes in the level of observability of these inputs, Jackson determined that these assets would be more appropriately categorized in Level 2.  As a result, Jackson transferred securities with an amortized cost and fair value of $1,059.5 million and $775.3 million, respectively, and derivative assets with a fair value of $156.4 million from Level 3 to Level 2 during 2010.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2010 and 2009, was as follows (in thousands):

	December 31, 2010	December 31, 2009
Assets
Fixed maturities
Public utilities	$-	$2,211
Corporate securities	2,635	86,801
Residential mortgage-backed	-	(3,622)
Commercial mortgage-backed	-	(22,045)
Other asset-backed securities	2,891	(256,877)
Trading securities	28,905	(79,483)
Limited partnerships	68,169	(90,210)
Derivative instruments	-	146,235
GMIB reinsurance recoverable	(13,925)	(108,009)

Liabilities
Embedded derivative liabilities	$123,899	$686,514
Derivative instruments	21,399	75,356

4.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and commercial mortgage loans.  Asset-backed securities include mortgage-backed and other structured securities.  The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest.  The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

4.   Investments (continued)

Fixed Maturities
The following table sets forth fixed maturity investments at December 31, 2010, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor.   At December 31, 2010, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $148.4 million.  For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Investment Rating	December 31, 2010
AAA	25.5%
AA	6.1%
A	27.1%
BBB	35.4%
Investment grade	94.1%
BB	2.9%
B and below	3.0%
Below investment grade	5.9%
Total fixed maturities	100.0%

At December 31, 2010, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 70% were investment grade, 19% were below investment grade and 11% were not rated.  Unrealized losses on fixed maturities that were below investment grade or not rated represented approximately 49% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2010, the industries accounting for the larger percentage of unrealized losses included banking/finance (7.26% of fixed maturities gross unrealized losses) and energy (2.78%).  The largest unrealized loss related to a single corporate obligor was $16.0 million at December 31, 2010.

The amortized cost, gross unrealized gains and losses, fair value and non-credit OTTI of available for sale fixed maturities, including $345.0 million in securities carried at fair value with changes in value recorded through the income statement, were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2010	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
Government securities	$3,789,201	$62,052	$3,007	$3,848,246	$-
Public utilities	2,514,868	205,830	12,038	2,708,660	-
Corporate securities	23,362,634	1,597,001	143,384	24,816,251	(12,184)
Residential mortgage-backed	4,542,139	138,232	332,109	4,348,262	158,502
Commercial mortgage-backed	3,549,421	277,898	63,183	3,764,136	8,192
Other asset-backed securities	1,464,057	18,831	166,558	1,316,330	17,757
Total fixed maturities	$39,222,320	$2,299,844	$720,279	$40,801,885	$172,267

(1) Carrying value for securities carried at fair value with changes in value recorded through the income statement.
(2) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

4.   Investments (continued)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2009	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$628,834	$590	$17,280	$612,144	$-
Public utilities	2,290,931	132,898	16,012	2,407,817	-
Corporate securities	22,510,422	1,099,607	364,476	23,245,553	4,323
Residential mortgage-backed	6,033,004	86,564	810,477	5,309,091	(325,815)
Commercial mortgage-backed	3,576,800	157,067	327,984	3,405,883	252
Other asset-backed securities	1,751,806	14,858	379,118	1,387,546	(96,032)
Total fixed maturities	$36,791,797	$1,491,584	$1,915,347	$36,368,034	$(417,272)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2010, by contractual maturity, are shown below (in thousands).  Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized (1)	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Due in 1 year or less	$928,124	$19,963	$272	$947,815
Due after 1 year through 5 years	7,291,484	486,124	9,239	7,768,369
Due after 5 years through 10 years	16,746,163	1,037,411	72,203	17,711,371
Due after 10 years through 20 years	2,692,371	161,072	29,023	2,824,420
Due after 20 years	2,008,561	160,313	47,692	2,121,182
Residential mortgage-backed	4,542,139	138,232	332,109	4,348,262
Commercial mortgage-backed	3,549,421	277,898	63,183	3,764,136
Other asset-backed securities	1,464,057	18,831	166,558	1,316,330
Total	$39,222,320	$2,299,844	$720,279	$40,801,885

(1) Carrying value for securities carried at fair value with changes in value recorded through the income statement.

U.S. Treasury securities with a carrying value of $4.2 million and $4.1 million at December 31, 2010 and 2009, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2010, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $2.9 million and $8.8 million, respectively.  The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2010 were $2.9 million and $8.8 million, respectively, and for the 12 months preceding December 31, 2009 were $4.1 million and $4.3 million, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

4.   Investments (continued)

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency mortgage-backed securities”).  The Company’s non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2010	Cost (1)	Gains	Losses	Value

Prime	$1,073,242	$12,511	$134,826	$950,927
Alt-A	736,193	2,786	95,028	643,951
Subprime	475,652	1,076	99,128	377,600
Total non-agency RMBS	$2,285,087	$16,373	$328,982	$1,972,478

(1) Carrying value for securities carried at fair value with changes in value recorded through the income statement.
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2009	Cost	Gains	Losses	Value

Prime	$1,510,862	$6,144	$386,254	$1,130,752
Alt-A	965,171	1,488	254,448	712,211
Subprime	475,023	109	163,418	311,714
Total non-agency RMBS	$2,951,056	$7,741	$804,120	$2,154,677

The Company defines its exposure to non-agency residential mortgage loans as follows.  Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.  Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.  Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.  28% of the Company’s investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.  37% of the Company’s investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO.  In 2010, the Company recorded other-than-temporary impairment charges of $23.0 million, $50.5 million, and $11.4 million on securities backed by prime, Alt-A and subprime loans, respectively.  In 2009, the Company recorded other-than-temporary impairment charges of $351.1 million, $241.0 million, and $19.0 million on securities backed by prime, Alt-A and subprime loans, respectively.  In 2008, the Company recorded other-than-temporary impairment charges of $47.0 million, $255.0 million, and $7.3 million on securities backed by prime, Alt-A and subprime loans, respectively.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”).  At December 31, 2010, the amortized cost and fair value of the Company’s investment in CMBS was $3.6 billion and $3.8 billion, respectively, of which 99% were rated investment grade by at least one NRSRO.  In 2010, the Company recorded other-than-temporary impairment charges of $11.1 million on CMBS.  No other-than-temporary impairment charges were recorded on CMBS during 2009 or 2008.

Corporate securities include direct investments in below investment grade syndicated bank loans.  Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers.  As such, investors in these securities that become impaired have historically experienced less severe losses compared to corporate bonds.  At December 31, 2010, the amortized cost and fair value of the Company’s direct investments in bank loans were $115.1 million and $118.5 million, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

4.   Investments (continued)

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturity investments have been in a continuous loss position (in thousands):

	December 31, 2010			December 31, 2009

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
Government securities	$3,007	$480,177	3	$17,280	$605,607	3
Public utilities	10,655	264,765	19	7,704	286,119	25
Corporate securities	81,721	2,936,548	176	56,900	2,306,980	238
Residential mortgage-backed	4,255	112,509	23	220,138	1,724,086	158
Commerical mortgage-backed	4,152	203,927	18	25,716	320,072	45
Other asset-backed securities	2,923	146,656	17	122,857	573,973	49
Total temporarily impaired
securities	$106,713	$4,144,582	256	$450,595	$5,816,837	518

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
Government securities	$-	$-	-	$-	$-	-
Public utilities	1,383	6,941	2	8,308	60,565	11
Corporate securities	61,663	491,829	61	307,576	2,894,472	314
Residential mortgage-backed	327,854	1,590,392	173	590,339	1,365,474	190
Commerical mortgage-backed	59,031	145,344	31	302,268	1,552,264	135
Other asset-backed securities	163,635	442,578	81	256,261	466,000	95
Total temporarily impaired
securities	$613,566	$2,677,084	348	$1,464,752	$6,338,775	745

	Total			Total
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
Government securities	$3,007	$480,177	3	$17,280	$605,607	3
Public utilities	12,038	271,706	21	16,012	346,684	36
Corporate securities	143,384	3,428,377	237	364,476	5,201,452	552
Residential mortgage-backed	332,109	1,702,901	196	810,477	3,089,560	348
Commerical mortgage-backed	63,183	349,271	49	327,984	1,872,336	180
Other asset-backed securities	166,558	589,234	98	379,118	1,039,973	144
Total temporarily impaired
securities	$720,279	$6,821,666	604	$1,915,347	$12,155,612	1,263

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary.  Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value, and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

4.   Investments (continued)

included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers.  This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer.  Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) are usually determined to be temporary, and where the Company also believes there exists a reasonable expectation for recovery in the near term.  To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments.  These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics.  These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.  Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Prior to January 1, 2009, Jackson generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when Jackson did not expect full recovery of amortized cost or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost.  The recognition of other-than-temporary impairments in reporting periods prior to January 1, 2009 captured the entire difference between the amortized cost and fair value with this difference being recorded in net income and a corresponding decrease to the amortized cost of the security.

Effective January 1, 2009, Jackson began recognizing other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

4.   Investments (continued)

The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure.  The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Effective January 1, 2009, other-than-temporary impairments are calculated as the difference between amortized cost and fair value.   For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income.  The resultant net other-than-temporary impairments recorded in net income reflect the credit loss on the other-than-temporarily impaired securities.  The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities.  The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized investment gains (losses) for the periods indicated (in thousands):

	2010	2009	2008
Available-for-sale securities
Realized gains on sale	$440,843	$464,044	$58,059
Realized losses on sale	(356,080)	(209,720)	(347,601)
Impairments:
Total other-than-temporary impairments	(319,977)	(1,196,893)	(913,692)
Portion of other-than-temporary impairments
included in other comprehensive income	176,719	422,186	-
Net other-than-temporary impairments	(143,258)	(774,707)	(913,692)
Transfer to trading portfolio	-	(87,491)	-
Other	3,000	(4)	-
Net realized losses on investments	$(55,495)	$(607,878)	$(1,203,234)

Included in net realized losses on investments are impairment charges on other invested assets of $5.0 million in 2010 and on equities of $84.6 million in 2008.  There were no such impairment charges in 2009.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2010, 2009 and 2008 was $1,926.7 million, $1,334.7 million and $1,795.5 million, respectively, which was approximately 84%, 86% and 84%  of book value, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

4.   Investments (continued)

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	For the years ending December 31,
	2010	2009
Cumulative credit loss beginning balance	$1,062,190	$-
Adoption of new accounting guidance related to other-than-temporary impairments	-	547,558
Additions:
New credit losses	61,354	572,104
Incremental credit losses	76,904	202,603
Reductions:
Securities sold, paid down or disposed of	(502,078)	(260,075)
Cumulative credit loss ending balance	$698,370	$1,062,190

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so.  However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans
Commercial mortgage loans of $5.7 billion and $6.0 billion at December 31, 2010 and 2009, respectively, are reported net of an allowance for loan losses of $33.2 million and $14.2 million at each date, respectively.  At December 31, 2010, commercial mortgage loans were collateralized by properties located in 41 states.  Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.  Jackson periodically reviews these loans for impairment and, during 2010 and 2009, recognized impairment charges of $17.7 million and $13.8 million, respectively.  There were no such impairment charges in 2008.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

4.   Investments (continued)

The following table provides a summary of the allowance for losses in Jackson's commercial mortgage loan portfolio at December 31, 2010 and 2009 (in thousands):

Allowance for loan losses:	2010	2009
Balance at beginning of year	$14,246	$15,987
Charge-offs	(17,717)	(13,750)
Recoveries	-	-
Net charge-offs	(17,717)	(13,750)
Provision for loan losses	36,661	12,009
Balance at end of year	$33,190	$14,246

The table below illustrates the delinquency status and accrual status of Jackson's commercial mortgage loan holdings as of December 31, 2010 and 2009 (in thousands).  Delinquency status is determined from the date of the first missed contractual payment.

	Accruing
		Less than	60 days to	90 days
		60 days	90 days	or more	Total	Non-
	Current	delinquent	delinquent	delinquent	accruing	accrual	Total
2010	$5,627,862	$57,078	$-	$-	$5,684,940	$15,425	$5,700,365
2009	5,966,747	-	-	16,824	5,983,571	-	5,983,571

During 2010, Jackson reduced interest income by $0.4 million on commercial mortgage loans that had been placed on non-accrual. There were no comparable reductions during 2009.

Under Jackson's policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans continue to carry some level of allowance subsequent to impairment.  The table below illustrates the unpaid balance, net carrying amount, related loan allowance, average recorded investment and interest income recognized on impaired loans during 2010 and 2009 (in thousands):

	2010	2009
Unpaid loan balance	$98,161	$15,210
Net carrying amount	75,613	10,439
Related loan allowance	4,081	21
Average recorded investment	89,235	13,911
Interest income recognized	3,649	1,051

Securitizations
In 2003, Jackson executed the Piedmont CDO Trust (“Piedmont”) securitization transaction.  In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities.  The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont.  Prior to 2010, Piedmont, a qualified special purpose entity, was not consolidated by Jackson.

In 2010, ASC 2009-16 eliminated the qualifying special-purpose entity exemption for consolidation.  Since Jackson was deemed to be the primary beneficiary of Piedmont, consolidation of Piedmont is now required.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

4.   Investments (continued)

Effective January 1, 2010, as a result of adoption of ASC 2009-16, the Company recorded a decrease in retained earnings of $48.2 million upon consolidation of Piedmont.  As a result of this consolidation and after elimination, at December 31, 2010, Piedmont’s assets of $463.9 million and liabilities to external parties of $26.2 million are included in Jackson’s financial statements.  At the date of adoption, Jackson also elected to carry the assets and liabilities in the Piedmont trust at fair value, with changes in fair value reflected in the consolidated income statement.  The creditors of Piedmont do not have recourse to the general credit of Jackson.

In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction.  Jackson contributed commercial mortgages with a total principal amount of $623.6 million to MSDW and retained beneficial interest.  Prior to 2010, MSDW, a qualified special purpose entity, was not consolidated by Jackson.

Effective January 1, 2010, as a result of adoption of ASC 2009-16, the Company was deemed to be the primary beneficiary of MSDW and, therefore, now consolidates MSDW.  The Company recorded an increase in retained earnings of $8.0 million due to the consolidation of MSDW.  As a result of this consolidation and after elimination, at December 31, 2010, MSDW’s assets of $80.6 million and liabilities to external parties of $14.7 million are included in Jackson’s consolidated financial statements.  The creditors of MSDW do not have recourse to the general credit of Jackson.

Other Invested Assets
Other invested assets primarily include investments in limited partnerships and real estate.  Investments in limited partnerships have carrying values of $865.8 million and $704.7 million at December 31, 2010 and 2009, respectively.  Real estate totaling $152.8 million and $136.9 million at December 31, 2010 and 2009, respectively, includes foreclosed properties with a book value of $13.8 million and $13.6 million, respectively.

Limited Purpose Enhanced Return Entities (“SERVES”)
In 2001, Jackson acquired a $71.3 million debt interest in a limited purpose entity, SERVES 2001-6 (“SERVES 2”) formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $400.0 million.  Jackson’s interest represented 95% of the capital structure of the entity.  Based on the Company’s initial analysis, it concluded that SERVES 2 was a VIE and that the Company was the primary beneficiary.  At December 31, 2009, the underlying assets of $48.2 million and net liabilities of $4.0 million were included in Jackson’s consolidated financial statements.  SERVES 2 was liquidated on August 12, 2010.

In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-1 (“SERVES 3”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million.  Jackson’s interest represented 95% of the capital structure of the entity.  Based on the Company’s initial analysis, it concluded that SERVES 3 was a VIE and that the Company was not the primary beneficiary.  Thus, the Company’s investment was reported at the fair value of this debt instrument.

During 2008, Jackson entered into “Option Put and Forbearance Agreements” with the counterparty to the SERVES 3 entity in exchange for the counterparty forbearing its right to initiate forced liquidation of the entity under certain market value triggers.  During 2009, Jackson entered into revised forbearance agreements with this counterparty.  The support provided by the agreement at December 31, 2010 could potentially expose Jackson to maximum losses of $227.5 million, if circumstances allowed the forbearance period to cease.  Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreement is remote.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

4.   Investments (continued)

As a result of the additional exposure to SERVES 3 upon entering into the “Option Put and Forbearance Agreement”, Jackson determined during 2008 that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements.  As a result of this consolidation, Jackson recognized an extraordinary loss of $8.6 million in 2008, as the value of the net assets held by SERVES 3 were lower than the value of Jackson’s previous net holdings in SERVES 3.  The accompanying consolidated financial statements include the underlying assets of $42.8 million and $48.8 million and net liabilities of $8.4 million and $29.8 million in 2010 and 2009, respectively, of this entity.  The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

In 2008, Jackson acquired $40.0 million of debt interests in a limited purpose entity, SERVES 2006-1 (“SERVES 4”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million.   At the acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary.  Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary.  Thus, the Company’s investment is reported at the fair value of this debt instrument.

During 2009, Jackson entered into a forebearance agreement related to SERVES 4 similar to the agreement described above.  As a result of this forebearance agreement, Jackson’s maximum loss under SERVES 4 is $292.4 million.  Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreement is remote.  At the date of this forebearance agreement, Jackson reevaluated the entity and confirmed that Jackson is not the primary beneficiary of SERVES 4.

Securities Lending
The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2010 and 2009, the estimated fair value of loaned securities was $56.7 million and $83.3 million, respectively.  The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  At December 31, 2010 and 2009, cash collateral received in the amount of $58.1 million and $34.2 million, respectively, was invested by the agent bank and included in short-term investments of the Company.  Additionally, $52.2 million of non-cash collateral was received in 2009.  A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income.  Income and expenses associated with these transactions are reported as net investment income.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years ended December 31,
	2010	2009	2008
Fixed maturities	$2,258,099	$2,242,491	$2,283,388
Commercial mortgage loans	285,123	330,194	347,483
Limited partnerships	69,250	(89,829)	10,618
Other investment income	124,630	158,717	85,555
Total investment income	2,737,102	2,641,573	2,727,044
Less investment expenses	(72,147)	(63,779)	(64,945)
Net investment income	$2,664,955	$2,577,794	$2,662,099

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

4.   Investments (continued)

During 2010, 2009 and 2008, $65.5 million, $57.2 million and $(85.7) million of investment income (loss) was recognized on trading securities held at December 31, 2010, 2009 and 2008, respectively.  During 2010, $54.7 million of investment income was recognized on securities carried at fair value with changes in value recorded through the income statement.

5.   Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk.  Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices.  The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals.  Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments.  As a result, derivatives are carried at fair value with changes recorded in income.

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements.  Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are carried at fair value.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in risk management activity.

Credit default swaps, with maturities up to five years, are agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio.  These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement.  Credit default swaps are carried at fair value.  The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Spread cap options, with maturities of up to five years, are used as a macro-economic hedge against declining short-term interest rates.  Jackson receives quarterly settlements based on the spread between the 2-year and the 10-year constant maturity swap rates in excess of a specified spread.  Spread cap options are carried at fair value.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates.  The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years.  On a net basis, put-swaptions hedge against significant upward movements in interest rates.  Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties (“linked put-swaptions”).  Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms.  Due to the right of offset, linked put-swaptions are presented at the fair value of the net position with each counterparty.  Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options and put spreads), which are used to hedge the Company’s obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value.  These insurance products contain embedded options whose fair value is reported in deposits on investment contracts.

Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

5.   Derivative Instruments (continued)

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount.  Interest rate swaps are carried at fair value.  During 2010, the Company entered into various interest rate swap transactions to more closely match the overall asset and liability duration.

A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding were as follows (in thousands):

	December 31, 2010
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$593,451	$175,454	$270,906	$(34,720)	$140,734
Credit default swaps	40,000	372	210,000	(19,730)	(19,358)
Equity index call
options	5,502,500	125,641	1,356,897	(462,209)	(336,568)
Equity index put
options	12,600,000	215,768	-	-	215,768
Put-swaptions	20,500,000	46,930	6,000,000	(34,387)	12,543
Equity index futures	-	-	4,228,875	(117,450)	(117,450)
Total return swaps	-	-	300,000	(5,831)	(5,831)
Interest rate swaps	11,250,000	446,212	13,300,000	(576,480)	(130,268)
Total	$50,485,951	$1,010,377	$25,666,678	$(1,250,807)	$(240,430)

	December 31, 2009
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$607,855	$159,011	$270,906	$(25,809)	$133,202
Credit default swaps	-	-	305,000	(36,359)	(36,359)
Equity index call
options	1,241,600	48,811	906,897	(243,174)	(194,363)
Equity index put
options	14,650,000	337,777	-	-	337,777
Spread cap options	4,000,000	121,875	-	-	121,875
Put-swaptions	20,500,000	28,718	8,500,000	(4,424)	24,294
Equity index futures	-	-	2,477,682	(21,393)	(21,393)
Total return swaps	400,000	3,679	300,000	(27,230)	(23,551)
Interest rate swaps	2,550,000	137,857	6,390,000	(386,825)	(248,968)
Total	$43,949,455	$837,728	$19,150,485	$(745,214)	$92,514

(1)  With respect to swaps, spread cap options and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments.  With respect to futures and options, the contractual amount represents the market exposure of open positions.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

5.   Derivative Instruments (continued)
Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

	Years ended December 31,
	2010	2009	2008
Interest rate swaps	$100,830	$407,233	$(790,029)
Put-swaptions	14,848	7,052	(20,493)
Futures	(537,361)	(396,329)	353,607
Equity index call options	(63,733)	(6,895)	(103,769)
Equity index put options	(524,671)	(792,760)	760,135
Total return swaps	30,408	74,470	(91,138)
Spread cap options	13,701	101,520	76,414
Credit default swaps	(2,283)	(24,990)	(34,845)
Fixed index annuity embedded derivatives	(211,684)	(189,464)	262,028
Variable annuity embedded derivatives	109,974	(91,917)	(878,548)
Risk management activity	$(1,069,971)	$(912,080)	$(466,638)

At December 31, 2010 and 2009, the fair value of Jackson’s net derivative assets by counterparty were $308.3 million and $387.5 million, respectively, and held collateral was $282.3 million and $348.6 million, respectively, related to these agreements.  At December 31, 2010 and 2009, the fair value of Jackson’s net derivative liabilities by counterparty were $548.7 million and $294.9 million, respectively, and provided collateral was $484.3 million and $341.4 million, respectively, related to these agreements.  All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit.  If all of these provisions had been triggered at December 31, 2010 or 2009, Jackson would have to disburse $38.4 million and been able to claim $85.4 million, respectively, from counterparties.  These claims represent the net fair values of gains and losses by counterparty, less collateral held.

6.   Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in policy reserves.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.  Changes in liabilities for minimum guarantees are reported in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity.  Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

6.   Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

At December 31, 2010 and 2009, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

Average
Period
				Weighted	until
December 31, 2010	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$39,987.3	$3,297.3	64.0 years
GMWB - Premium only	0%	4,293.0	233.4
GMWB - For life	0-5%*	3,124.5	649.5
GMAB - Premium only	0%	74.8	1.6
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		5,858.8	730.0	63.3 years
GMWB - Highest anniversary only		3,147.5	537.3
GMWB - For life		1,333.7	306.3
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	2,767.8	486.9	65.7 years
GMIB	0-6%	3,026.4	654.6		5.1 years
GMWB - For life	0-8%*	23,525.1	1,052.8

					Average
					Period
				Weighted	until
December 31, 2009	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$27,316.2	$4,575.9	63.8 years
GMWB - Premium only	0%	4,044.6	447.7
GMWB - For life	0-5%*	2,002.8	761.1
GMAB - Premium only	0%	43.2	3.3
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		4,736.8	1,116.6	62.8 years
GMWB - Highest anniversary only		2,735.7	800.7
GMWB - For life		1,310.0	416.7
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	2,110.1	620.5	65.1 years
GMIB	0-6%	2,930.8	787.8		5.9 years
GMWB - For life	0-7%*	11,198.0	916.6

* Ranges shown based on simple interest. The upper limits of 5%, 7%, or 8% simple interest are approximately equal to 4.1%, 5.5%, and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

6.   Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)
Amounts shown as GMWB ‘for-life’ above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits.  The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below).  For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2010	2009
Equity	$37,327.4	$24,993.8
Bond	5,350.1	3,778.1
Balanced	5,237.9	3,529.8
Money market	705.7	843.8
Total	$48,621.1	$33,145.5

GMDB liabilities, before reinsurance, reflected in the general account were as follows (in millions):

	2010	2009	2008
Balance at January 1	$308.7	$434.3	$118.0
Incurred guaranteed benefits	125.7	21.0	392.0
Paid guaranteed benefits	(92.4)	(146.6)	(75.7)
Balance at December 31	$342.0	$308.7	$434.3
Balance at December 31, net of reinsurance	$342.0	$308.7	$301.0

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within reserves, net of reinsurance, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2010 and 2009 (except where otherwise noted):

1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 80.0% of the Annuity 2000 table.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2010 and 2009.

5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, with the change in fair value reported in risk management activity.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 3.    The GMWB reserve totaled $313.5 million and $437.4 million at December 31, 2010 and 2009, respectively, and was included in reserves for future policy benefits.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

6.   Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)
Jackson has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated as required by ASC 944-20.  The reserve calculation uses a series of stochastic investment performance scenarios.  Otherwise, the methodology and assumptions used are consistent with those used for calculating the GMDB liability.  At December 31, 2010 and 2009, these GMWB reserves totaled $46.5 million and $29.1 million, respectively, and were included in reserves for future policy benefits.

GMAB benefits are offered on some variable annuity plans and issues have been minimal as of December 31, 2010.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within reserves, net of reinsurance, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2010 and 2009, are consistent with those used for calculating the GMDB liability.  At December 31, 2010 and 2009, GMIB reserves before reinsurance totaled $7.5 million and $5.1 million, respectively.

Other Liabilities – Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for: universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.  The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations.  A liability is established to cover future annuitization benefits in excess of surrender values.  The total liability for this block is the surrender value, plus the ASC 944-20 annuitization reserve.

Liabilities for these benefits have been established according to the methodology prescribed in ASC 944-20, as follows:

	December 31, 2010			December 31, 2009
Benefit Type	Liability (in millions)	Net Amount at Risk (NAR) (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (NAR) (in millions)	Weighted Average Attained Age
UL insurance benefit *	$84.9	$5,850.5	55.7 years	$46.4	$5,533.3	55.5 years
Two-tier annuitization	6.2	32.6	63.9 years	6.3	33.3	63.1 years
ISWL account balance
adjustment	66.3	n/a	n/a	61.4	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2010 and 2009:

1)	Use of a series of deterministic premium persistency scenarios.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

6.   Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2010 and 2009:

1)	Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates are equal to credited interest rates, approximately 3% to 4%.

7.   Borrowings

The aggregate carrying value of borrowings was as follows (in thousands):

	December 31,
	2010	2009
	Carrying	Carrying
	Value	Value
Surplus notes	$249,333	$249,314
Tuscany notes	-	-
Mortgage loans	31,150	33,116
VIE related borrowings	43,322	6,250
FHLBI mortgage loan	15,000	-
Short-term borrowings from Parent	-	-
Total	$338,805	$288,680

Due in more than 1 to 5 years	$58,007
Due after 5 years	280,798
Total	$338,805

Surplus notes
On March 15, 1997, the Company issued 8.15% Surplus Notes (the “notes”) in the principal amount of $250.0 million due March 15, 2027.  The notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

Under Michigan Insurance law, for statutory reporting purposes, the notes are not part of the legal liabilities of the Company and are considered surplus funds.  Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the state of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan insurance law.  The notes may not be redeemed at the option of the Company or any holder prior to maturity.

Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the notes was $20.4 million in each of 2010, 2009 and 2008.

Mortgage loans
At December 31, 2010 and 2009, certain consolidated real estate VIEs had outstanding mortgage loans with a weighted average interest rate of 4.4% and 7.1%, respectively, with maturities through 2016.  Interest paid totaled $2.1 million, $2.2 million and $1.9 million in 2010, 2009 and 2008, respectively.

VIE related borrowings
Certain of the VIEs have “equity” classes issued in the form of non-investment grade debt maturing in 2013 and 2016.  Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets.  These notes accrue contingent interest in addition to the stated coupon.  The outstanding principal amounts accrued interest at a weighted average interest rate of 5.0% at December 31, 2010 and 2009.  Interest paid on the notes in 2010, 2009 and 2008 totaled $8.8 million, $0.4 million and $0.6 million, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

7.   Borrowings (continued)

Additionally, Piedmont and MSDW have issued debt to external parties of $26.2 million and $14.7 million, respectively, maturing in 2012 and 2031, respectively.  The outstanding principal amounts accrued interest at a weighted average interest rate of 3.1% at December 31, 2010.  Interest paid on the notes totaled $2.6 million in 2010, the only year these VIEs were consolidated in these financial statements.

Federal Home Loan Bank Advances
Jackson is a member of the FHLBI, as described in Note 2, primarily for the purpose of participating in its mortgage-collateralized loan advance program with short-term and long-term funding facilities.  Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI and are collateralized by CMBS and other structured securities.

In 2010, Jackson received a mortgage loan from the FHLBI, under its community investment program.  The loan accrues interest at 1.04% and the outstanding balance was $15.0 million as of December 31, 2010.  Jackson did not pay any interest on this mortgage loan during 2010, as the loan was executed in mid-December.  At December 31, 2010, the mortgage loan was collateralized by real estate with a carrying value of $17.3 million.

Jackson maintains short-term funding facilities with the FHLBI, securing advances made throughout the year.  Interest rates were either fixed or variable and based on the FHLBI cost of funds or market rates.  During 2010, Jackson did not utilize its short-term funding facility.  In 2009, Jackson’s short-term notes averaged $77.4 million at an average interest rate of 0.3%.  Jackson paid interest of $0.3 million and $7.0 million on its short-term notes during 2009 and 2008, respectively.

8.   Repurchase Agreements

During 2010 and 2009, the Company entered into repurchase agreements whereby the Company agreed to sell and repurchase securities.  These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets.  Short-term borrowings under such agreements averaged $289.1 million and $29.3 million during 2010 and 2009, respectively, at weighted average interest rates of 0.2% and 0.2%, respectively.  The outstanding balance was $552.5 million as of December 31, 2010.  There was no outstanding balance as of December 31, 2009.  Interest paid totaled $0.6 million, $0.1 million and $0.2 million in 2010, 2009 and 2008, respectively.  The highest level of short-term borrowings at any month end was $552.5 million in 2010 and $250.0 million in 2009.

9.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The Company monitors the financial strength rating of reinsurers on a monthly basis.

The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million.  Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that are wholly ceded to non-affiliates.  These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s balance sheets, with changes in fair value recorded in risk management activity.

Jackson also ceded the GMDB coverage associated with certain variable annuities issued prior to 2003 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland (“PARC”).  PARC is a wholly owned subsidiary of Prudential.  Effective December 31, 2009, Jackson terminated the reinsurance agreement, paying a

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

9.   Reinsurance (continued)

premium of $30.5 million to settle the experience account as defined in the agreement.  The net effect of terminating the reinsurance agreement and recapturing reserves of $265.6 million was a loss of $10.3 million, net of deferred acquisition cost amortization.

The effect of reinsurance on premiums was as follows (in thousands):

	Years ended December 31,
	2010	2009	2008
Direct premiums:
Life	$273,247	$289,755	$314,096
Accident and health	9,058	10,867	13,048
Plus reinsurance assumed:
Life	13,736	15,020	18,830
Accident and health	1,122	1,207	1,273
Less reinsurance ceded:
Life	(123,621)	(125,084)	(133,308)
Accident and health	(10,180)	(12,074)	(14,321)
Guaranteed annuity benefits	(20,641)	(64,460)	(29,457)
Total net premiums	$142,721	$115,231	$170,161

Premiums ceded for guaranteed annuity benefits included $44.4 million and $15.6 million to PARC during 2009 and 2008, respectively.  No premium was ceded to PARC in 2010.

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2010	2009
Reserves:
Life	$874,904	$851,802
Accident and health	18,966	21,114
Guaranteed minimum income benefits	127,534	141,459
Other annuity benefits	25,184	27,525
Claims liability	40,748	89,595
Other	2,203	1,623
Total	$1,089,539	$1,133,118

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $47.7 million and $50.0 million at December 31, 2010 and 2009, respectively.  The largest amount ceded to any reinsurer at December 31, 2010 totaled $364.9 million.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

10.  Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years ended December 31,
	2010	2009	2008
Current tax benefit	$(179,053)	$(227,312)	$(58,713)
Deferred tax expense (benefit)	355,790	409,848	(113,368)

Federal income tax expense (benefit)	$176,737	$182,536	$(172,081)

The federal income tax provisions differ from the amounts determined by multiplying pretax income attributable to Jackson by the statutory federal income tax rate of 35% for 2010, 2009 and 2008 as follows (in thousands):

	Years ended December 31,
	2010	2009	2008
Income taxes at statutory rate	$238,858	$213,748	$(400,857)
Dividends received deduction	(56,390)	(27,331)	(73,524)
Deferred tax asset valuation allowance	-	-	302,731
Other	(5,731)	(3,881)	(431)
Federal income tax expense (benefit)	$176,737	$182,536	$(172,081)

Effective tax rate	25.9%	29.9%	15.0%

Federal income taxes (recovered) paid were $(517.8) million, $(48.6) million and $69.0 million in 2010, 2009 and 2008, respectively.  The 2010 tax recovery included $287.7 million due to Internal Revenue Service guidance issued in March 2010 related to the adoption of new statutory reserving requirements for variable annuities in 2009.  This new tax guidance required that the tax reserve decrease recognized upon implementation of the transition to the new reserving methodology be amortized over 10 years.  Approximately $822.1 million of the additional tax reserve deduction was available to carryback and offset the prior year’s taxable income.  For GAAP, this guidance resulted in a current tax recoverable, offset by a decrease in a deferred tax asset, with no impact on total tax expense.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

10.  Federal Income Taxes (continued)

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2010	2009
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$1,394,786	$1,238,212
Other-than-temporary impairments and other investment items	202,358	255,863
Deferred compensation	41,498	47,670
Net unrealized losses on available for sale securities	-	152,665
Other, net	144,945	114,307
Total gross deferred tax asset	1,783,587	1,808,717

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(1,796,823)	(1,618,547)
Other assets	(96,579)	(94,282)
Net unrealized gains on available for sale securities	(543,647)	-
Other, net	(3,115)	(6,210)
Total gross deferred tax liability	(2,440,164)	(1,719,039)

Net deferred tax (liability) asset	$(656,577)	$89,678

During 2008, Jackson recorded a valuation allowance, included in deferred tax expense, of $302.7 million against the deferred tax assets related to realized losses and losses on trading securities where management no longer believed that it was more likely than not that the full tax benefit of the losses would be realized. Jackson also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value could not be anticipated.  This valuation allowance, which was recorded in other comprehensive income (loss), totaled $16.0 million.  During 2009, management determined that it was now more likely than not that the full tax benefit of the losses would be realized.  Since the reversal of the valuation allowance was due to unrealized gains emerging in 2009, the valuation allowance was reversed with the offset being credited to other comprehensive income rather than net income.

Realization of Jackson’s deferred tax assets is dependent on generating sufficient taxable income.  Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize gross deferred tax assets.

At December 31, 2010, the Company had no federal tax ordinary loss carryforwards.

At December 31, 2010, the Company had federal tax capital loss carryforwards totaling $24.8 million, which expire on December 31, 2014.

In August 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS's intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

10.  Federal Income Taxes (continued)

content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  In January 2010, Jackson received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson did not agree with the assessment and filed a protest with the Appellate Division of the IRS.  No reserve has been established for this potential exposure since Jackson believes its position is sustainable.  The Company recognized an income tax benefit related to the separate account DRD of $56.4 million, $27.3 million and $73.5 million during 2010, 2009 and 2008, respectively.

At December 31, 2010 and 2009, the Company had no reserve for an unrecognized tax benefit.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  There were no unrecognized tax benefits that, if recognized, would have affected the effective tax rate at both December 31, 2010 and 2009.

Interest expense totaling $0.8 million related to unrecognized tax benefits is included in income tax expense in the consolidated income statement for 2008 with none in 2010 and 2009.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2010, 2009 or 2008.

Based on information available as of December 31, 2010, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.  The Company is generally no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years prior to 2007.

11.  Commitments and Contingencies

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business.  It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations.  Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products.  The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable.  At December 31, 2010 and 2009, Jackson recorded accruals totaling $29.0 million and $16.0 million, respectively.  Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit.  This liability has been fully indemnified by ING Groep, N.V. (“ING”) and an indemnification receivable equal to the liability has been recorded in other assets.  The liability and indemnification receivable, which are adjusted as claims are reported and payments are made by ING, totaled $0.4 million and $0.6 million at December 31, 2010 and 2009, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $24.9 million at the end of both 2010 and 2009.  Related premium tax offsets were $14.6 million and $15.7 million at December 31, 2010 and 2009, respectively.  While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

At December 31, 2010, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $568.0 million.  At December 31, 2010, unfunded fixed-rate commercial mortgage loan commitments totaled $137.3 million.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

11.  Commitments and Contingencies (continued)

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051.  Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2010, Jackson recorded a liability of $7.9 million for future lease payments.  Lease expense was $22.3 million, $20.6 million and $22.7 million in 2010, 2009 and 2008, respectively. At December 31, 2010, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2011	$9,741
2012	11,518
2013	12,119
2014	10,528
2015	10,086
Thereafter	30,414
Total	$84,406

12.  Statutory Accounting Capital and Surplus

Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, adjusted to exclude any unrealized capital gains and the effect of permitted practices, unless the Commissioner approves the dividend prior to payment.  At December 31, 2010, the adjusted earned surplus of Jackson National Life Insurance Company was $562.8 million.  Furthermore, without the prior approval of the Commissioner, dividends are also subject to restrictions relating to statutory surplus and/or statutory earnings.  The maximum dividend which can be paid in 2011, subject to the availability of earned surplus, without prior approval of the Commissioner is $769.6 million.

The Company received capital contributions from its parent of $150.1 million, $592.4 million and $34.1 million in 2010, 2009 and 2008, respectively.  The capital contributions included $20.1 million, $21.4 million and $34.1 million in 2010, 2009 and 2008, respectively, from Brooke Life’s forgiveness of intercompany tax liabilities.  Dividend payments from the Company to its parent were $275.0 million, $250.0 million and $313.1 million in 2010, 2009 and 2008, respectively.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.4 billion and $4.0 billion at December 31, 2010 and 2009, respectively.  Statutory net income (loss) of the Company, as reported in its Annual Statement, was $769.6 million, $373.6 million and $(623.4) million in 2010, 2009 and 2008, respectively.

The Commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required.  Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code.  This permitted practice expires on October 1, 2011.  At December 31, 2010 and 2009, the effect of the permitted practice increased statutory surplus by $130.3 million and $188.4 million, respectively.  The permitted practice had no impact on statutory net income.

13.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”).  PPM is ultimately a wholly owned subsidiary of Prudential.  The Company paid $37.2 million, $36.8 million and $35.9 million to PPM for investment advisory services during 2010, 2009 and 2008, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson.  Commissions and fees paid by Jackson to NPH during 2010, 2009 and 2008 totaled $85.7 million, $76.7 million and $57.4 million, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2010

13.	Other Related Party Transactions (continued)

Jackson has entered into shared services administrative agreements with both, NPH and PPMA.  Under the shared services administrative agreements, Jackson charged $6.2 million, $4.5 million and $5.1 million of certain management and corporate services costs to these affiliates in 2010, 2009 and 2008, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA.  The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no balance outstanding at December 31, 2010 or 2009.  The highest outstanding loan balance during 2010 and 2009 was $21.0 million and $10.0 million, respectively.  During 2010, 2009 and 2008, interest and commitment fees totaled $0.2 million, $0.1 million and $0.2 million, respectively.

Jackson provides a $20.0 million revolving credit facility to Brooke Holdings, LLC, an upstream holding company.  The loan is unsecured, matures in June 2014, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was $7.0 million outstanding at December 31, 2010.  The highest outstanding loan balance during 2010 and 2009 was $7.0 million and $1.4 million, respectively.  Interest and commitment fees totaled $0.1 million and $35 thousand during 2010 and 2009, respectively.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates.  Jackson recognized $20.1 million, $19.2 million and $10.4 million of revenue associated with these services during 2010, 2009 and 2008, respectively.  This revenue is included in other income in the accompanying consolidated income statement.  This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

14.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employee must be employed on the applicable January 1 or July 1 entry date.  The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $17.4 million, $16.3 million and $12.1 million in 2010, 2009 and 2008, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees.  At December 31, 2010 and 2009, the liability for such plans totaled $119.2 million and $136.3 million, respectively, and is reported in other liabilities.  Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability.  The Company’s expense (income) related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan, was $22.5 million, $34.8 million and $(54.6) million in 2010, 2009 and 2008, respectively.  Investment income (expense) from the mutual funds totaled $15.5 million, $27.1 million and $(62.9) million in 2010, 2009 and 2008, respectively.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B -

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
                       Statements of Assets and Liabilities as of December 31, 2010
                       Statements of Operations for the period ended December 31, 2010
                       Statements of Changes in Net Assets for the periods ended December 31, 2010 and 2009
                       Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
                       Consolidated Balance Sheets as of December 31, 2010 and 2009
                       Consolidated Income Statements for the years ended December 31, 2010, 2009, and 2008
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                         December 31, 2010, 2009, and 2008
                       Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009, and 2008
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 33-82080 and 811-08664).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated June 30, 1998, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.

a.
Specimen of the Perspective Advisors II(SM) Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f.
Specimen of Highest Anniversary Value Death Benefit Option Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

g.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

h.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

i.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

j.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

k.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l.	Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

m.	Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

n.
Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

o.
Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

p.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

q.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

r.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

s.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

t.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

u.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

v.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

w.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

x.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

y.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

z.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

bb.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein   by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

cc.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement,   incorporated herein by reference to the Registrant's Post-Effective Amendment No.32, filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ff.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

gg.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement,   incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

hh.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

jj.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

kk.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

mm.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

nn.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement,  incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

oo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance  Adjustment and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's  Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

pp.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

qq.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

rr.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

ss.
Specimen of the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-118368 and 811-08664).

tt.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up  Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

uu.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up  Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

vv.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up   Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

ww.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

xx.
Specimen of the 5% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

yy.
Specimen of the Combination [5%] Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

zz.
Specimen of the 6% Roll-up  Guaranteed  Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.13, filed on December 31, 2008 (File Nos. 333-118368 and 811-08664).

aaa.
Specimen of the [6%] Roll-up and Highest Quarterly Anniversary Value guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.13, filed on December 31, 2008 (File Nos. 333-118368 and 811-08664).

bbb.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 6, 2008 (File Nos. 333-70472 and 811-08664).

ccc.
Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal  Balance Adjustment and Annual Step-Up (Freedom) Endorsement (7587 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14 filed on December 31, 2009 (File Nos.333-118368 and 811-08664).

ddd.
Specimen of the Joint For Life Guaranteed  Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement (7588 01/09), incorporated herein by reference  to the Registrant's Post-Effective Amendment No. 14 filed on December 31, 2009 (File Nos. 333-118368 and 811-08664).

eee.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal   Balance Adjustment and Annual Step-Up (DB) Endorsement (7589 01/09), incorporated herein by reference to the  Registrant's Post-Effective Amendment No. 14 filed on December 31, 2009 (File Nos. 333-118368 and 811-08664).

fff.
Specimen of the Highest  Quarterly  Anniversary Value Guaranteed Minimum Death Benefit (HQAV) Endorsement (7595 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

ggg.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368  and 811-08664).

hhh.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum  Death Benefit Endorsement (7597 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

iii.
Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7598 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368  and 811-08664).

jjj.
Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum  Death Benefit Endorsement (7599 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

kkk.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Guaranteed Withdrawal  Balance Adjustment and Annual Step-Up (LifeGuard Freedom DB)  Endorsement (7602 04/09), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

lll.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos. 333-118368 and 811-08664).

mmm.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up  (LifeGuard  Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos. 333-118368 and 811-08664) .

nnn.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos.333-118368 and 811-08664).

ooo.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal  Balance Adjustment and Annual Step-Up (LifeGuard Select(SM)) Endorsement (7617 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos.333-118368 and 811-08664).

ppp.
Specimen of the Joint For Life Guaranteed  Minimum Withdrawal Benefit With Bonus, Guaranteed   Withdrawal  Balance  Adjustment  and  Annual  Step-Up (LifeGuard Select With Joint Option) (7618 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos.333-118368 and 811-08664).

qqq.
Specimen of the [2%] Contract Enhancement Endorsement (7567 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

rrr.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

sss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7635 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

ttt.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7636 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

uuu.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

vvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

www.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7638 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

xxx.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7639 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

yyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

zzz.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

aaaa.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

bbbb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

cccc.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

dddd.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

eeee.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

ffff.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

gggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

hhhh.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

iiii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

jjjj.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7654 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

kkkk.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

llll.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

mmmm.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

nnnn.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up and Transfer of Assets Endorsement (7667 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

5.

a.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Registration Statement, filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

b.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-118368 and 811-08664).

c.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 filed on December 21, 2007 (File Nos. 333-118368 and 811-08664).

d.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 filed on December 21, 2007 (File Nos. 333-118368 and 811-08664).

e.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 filed on April 25, 2007 (File Nos. 333-118368 and 811-08664).

f.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post- Effective Amendment No. 10 filed on November 28, 2007 (File Nos. 333-118368 and 811-08664).

g.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on March 26, 2008 (File Nos. 333-118368 and 811-08664).

h.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post- Effective Amendment No. 12 filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

i.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

j.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos. 333-118368 and 811-08664).

k.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos. 333-118368 and 811-08664).

l.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

m.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

n.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

o.	Form of the Perspective Advisors II (SM) Fixed and Variable Annuity Application (VA410 05/11), attached hereto.

p.	Form of the Variable and Fixed Annuity Application (V3573 05/11), attached hereto.

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.

a.
Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

b.
Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

c.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on March 26, 2008 (File Nos. 333-118368 and 811-08664).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant's Post-Effective  Amendment  No. 12 filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post- Effective  Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16 filed on September 24, 2009 (File Nos.333-118368 and 811-08664).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD  ("Reinsurer"), with effective date May 2, 2011, attached hereto.

8.              Not Applicable.

9.              Opinion and Consent of Counsel, attached hereto.

10.              Consent of Independent Registered Public Accounting Firm, attached hereto.

11.              Not Applicable.

12.              Not Applicable.

Item 25.       Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Vice President - Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

James P. Binder	Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Vice President
1 Corporate Way
Lansing, MI 48951

Michele Binkley	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown	Vice President
1 Corporate Way
Lansing, MI 48951

Teresa L. Caldwell	Senior Vice President
1 Corporate Way
Lansing, MI 48951

James Carter	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett	Assistant Vice President & Illustration Officer
7601 Technology Way
Denver, CO 80237

Tony L. Dowling	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field	Vice President
1 Corporate Way
Lansing, MI 48951

Terence M. Finan	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dana Malesky Flegler	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts	Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

Patrick W. Garcy	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

John A. Gorgenson	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

H. Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Hruska	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Director
7601 Technology Way
Denver, CO 80237

Scott Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Leandra R. Knes	Director
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Everett W. Kunzelman	Vice President
1 Corporate Way
Lansing, MI 48951

Richard Liphardt	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes	Vice President
1 Corporate Way
Lansing, MI 48951

Ab B. Manning	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Jason McCallister	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Diahn McHenry	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel & Secretary
Lansing, MI 48951

Dean M. Miller	Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President & Chief Financial Officer & Director
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Gary J. Rudnicki	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Christian J. Shiemke	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer & Director
1 Corporate Way
Lansing, MI 48951

Kenneth Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Gary L. Stone	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	President, Chief Executive Officer & Chairman
1 Corporate Way
Lansing, MI 48951

Toni Zvonar	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

David A. Zyble	Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

COMPANY	STATE OF ORGANIZATION	CONTROL/OWNERSHIP
Alcona Funding LLC	Delaware	100% Jackson National Life Insurance Company
Ascent Insurance Brokers Limited	United Kingdom	50% Prudential Property Investment Managers Limited
BOCI – Prudential Asset Management Limited	Hong Kong	36% Prudential Corporation Holdings Limited
BOCI – Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings Limited
Berrien Funding LLC	Delaware	100% Jackson National Life Insurance Company
Brooke GP	Delaware	99% Brooke (Holdco 1) Inc. 1% Brooke (Holdco 2) Inc.
Brooke LLC	Delaware	77% Prudential (US Holdco2) Limited 23% Brooke (Jersey) Limited
Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV
Brooke (Holdco 2) Inc.	Delaware	100% Brooke (Holdco 1) Inc.
Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.
Brooke Holdings (UK) Limited	United Kingdom	100% Brooke GP
Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC
Brooke (Jersey) Limited	Jersey	100% Prudential (US Holdco 2) Limited
Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC
Buying Force Limited	United Kingdom	50% Prudential Property Investment Managers Limited
CIMPL Pty Limited	Australia	100% PPM Capital (Holdings) Limited
CITIC Prudential Life Insurance Company Limited	China	50% Prudential Corporation Holdings Limited
CITIC – Prudential Fund Management Company Limited	China	49% Prudential Corporation Holdings Limited
CSU One Limited	United Kingdom	100% Prudential Group Holdings Limited
Calhoun Funding LLC	Delaware	100% Jackson National Life Insurance Company
Calvin Asset Management Limited	England	100% Calvin Capital Limited
Calvin Capital Limited (formerly Marlin Acquisitions Limited)	England	100% Marlin Acquisitions Holdings Limited
Canada Property (Trustee) No 1 Limited	Jersey	100% Canada Property Holdings Limited
Canada Property Holdings Limited	England	100% M&G Limited
Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company
Curian Clearing LLC (formerly, BH Clearing, LLC)	Michigan	100% Jackson National Life Insurance Company
Curian Series Trust	Massachusetts	100% Curian Capital, LLC
Earth and Wind Energias Removables, S.L.	Spain	100% Infracapital E&W B.V.
FA II Limited	England	100% FA III Limited
FA III Limited	England	100% Infracapital Nominees Limited
Falcon Acquisitions Limited	United Kingdom	100% FA II Limited
Falcon Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Falcon Acquisitions Subholdings Limited	United Kingdom	90% Falcon Acquisitions Holdings Limited
First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.
First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.
First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.
First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.
First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.
Furnival Insurance Company Limited	Guernsey	100% Prudential Corporation Holdings Limited
GS Twenty Two Limited	United Kingdom	100% Prudential Group Holdings Limited
Geoffrey Snushall Limited	United Kingdom	!00% Snushalls Team Limited
Giang Vo Development JV Company	Vietnam	65% Prudential Vietnam Assurance Private Limited
Hermitage Management, LLC	Michigan	100% Jackson National Life Company Insurance
Holborn Bars Nominees Limited	United Kingdom	100% M&G Investment Management Limited
Holborn Delaware LLC	Delaware	100% Prudential Four Limited
Holborn Finance Holdco 2	United Kingdom	100% Prudential Group Holdings Limited
Holborn Finance Holding Company	United Kingdom	100% Prudential Securities Limited
Hyde Dollco S.a.r.l.	Luxembourg	100% Hyde Holdco 3 Limited
Hyde Holdco 1 Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Hyde Holdco 3 Limited	United Kingdom	100% Prudential Capital Holding Company Limited
ICICI Prudential Asset Management Company Limited	India	49% Prudential Corporation Holdings Limited
ICICI Prudential Life Insurance Company Limited	India	25.96% Prudential Corporation Holdings Limited
ICICI Prudential Pension Funds Management Company Ltd.	India	100% ICICI Prudential Life Insurance Company Limited
ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings Limited
IFC Holdings, Inc. d/b/a INVEST Financial Corporation	Delaware	100% National Planning Holdings Inc.
INVEST Financial Corporation Insurance Agency Inc. of Alabama	Alabama	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Connecticut	Connecticut	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Delaware	Delaware	100% IFC Holdings, Inc. d/b/a INVEST Financial Corporation
INVEST Financial Corporation Insurance Agency Inc. of Georgia	Georgia	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Illinois	Illinois	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Maryland	Maryland	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Massachusetts	Massachusetts	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Montana	Montana	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Nevada	Nevada	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of New Mexico	New Mexico	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Ohio	Ohio	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Oklahoma	Oklahoma	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of South Carolina	South Carolina	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Texas	Texas	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Wyoming	Wyoming	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency PA of Mississippi	Mississippi	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
Infracapital E&W B.V.	Netherlands	100% Infracapital F1 S.a.r.l.
Infracapital Employee Feeder GP Limited	Scotland	100% M&G Limited
Infracapital F1 S.a.r.l.	Luxembourg	100% Infracapital F1 Holdings S.a.r.l
Infracapital F1 Holdings S.a.r.l.	Luxembourg	100% Infracapital Nominees Limited
Infracapital GP Limited	United Kingdom	100% M&G Limited
Infracapital Nominees Limited	United Kingdom	100% M&G Limited
Infracapital SLP Limited	United Kingdom	100% M&G Limited
Innisfree M&G PPP LLP	United Kingdom	35% M&G IMPPP1 Limited
International Opportunities Shari’a Funds (OEIC) Limited	United Arab Emirates	100% Prudential Asset Management Limited
Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.
JNL Investors Series Trust	Massachusetts	100% Jackson National Life Insurance Company
Jackson Investment Management LLC	Michigan	100% Brooke Holdings LLC
Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company
Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company
Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance Company
Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company
JNLI LLC	Delaware	100% Jackson National Life Insurance Company
JNL Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York
JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance Company
JNL Variable Fund LLC	Delaware	100% Jackson National Separate Account – I
M&G (Guernsey) Limited	Guernsey	100% M&G Limited
M&G Financial Services Limited	United Kingdom	100% M&G Limited
M&G Founders 1 Limited	United Kingdom	100% M&G Limited
M&G General Partner Inc.	Cayman Islands	100% M&G Limited
M&G Group Limited	United Kingdom	100% Prudential plc
M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	France (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Spain (Branch only)	100% M&G International Investments Limited
M&G International Investments Nominees Limited	United Kingdom	100% M&G International Investments Limited
M&G Investment Management Limited	United Kingdom	100% M&G Limited
M&G Life Assurance Company Limited	United Kingdom	100% M&G Limited
M&G Limited	United Kingdom	100% M&G Group Limited
M&G Management Services Limited	United Kingdom	100% M&G Limited
M&G Nominees Limited	United Kingdom	100% M&G Limited
M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited
M&G RED Employee Feeder GP Limited	Scotland	100% M&G Limited
M&G RED Employee Feeder LP	Scotland	100% M&G Limited
M&G RED GP Limited	Guernsey	100% M&G Limited
M&G RED SLP GP Limited	Scotland	100% M&G Limited
M&G RED SLP LP	Scotland	100% M&G Limited
M&G Securities Limited	United Kingdom	100% M&G Limited
M&G Support Services Limited	United Kingdom	100% M&G Limited
MM&S (2375) Limited	Scotland	100% The Prudential Assurance Company Limited
Marlin Acquisitions Holdings Limited	United Kingdom	100% Infracapital GP Limited
National Planning Corporation	Delaware	100% National Planning Holdings, Inc.
National Planning Corporation Insurance Agency Inc. of Nevada	Nevada	100% National Planning Corporation
National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC
National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation
National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation
National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation
National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation
National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation
National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation
National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation
National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation
National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation
Nicole Finance Inc.	Delaware	100% Brooke GP
North Sathorn Holdings Company Limited	Thailand	100% Prudential Corporation Holdings Limited
Nova Sepadu Sdn Bhd	Malaysia	96% Sri Han Suria Sdn Berhad
P&A Holdco Limited	England	100% Prudential Four Limited
P&A Opco Limited	England	100% P&A Holdco Limited
PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings Limited
PCA Investment Trust Management Company Limited	Korea	100% Prudential Corporation Holdings Limited
PCA Life Assurance Company Limited	Taiwan	99.66% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Japan)	Japan	100% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Korea)	Korea	100% Prudential Corporation Holdings Limited
PCA Securities Investment Trust Company Limited	Taiwan	99.54% Prudential Corporation Holdings Limited
PGDS (UK One) Limited	United Kingdom	100% Prudential IP Services Limited
PGDS (UK Two) Limited	United Kingdom	100% PDGS (UK One) Limited
PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance Company
PGDS (US Two) LLC	Delaware	100% PGDS (US One) LLC
Piedmont CDO Trust	Delaware	100% Piedmont Funding LLC
Piedmont Funding LLC	Delaware	100% Jackson National Life Insurance Company
PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
PPM America, Inc.	Delaware	100% PPM Holdings, Inc.
PPM America Private Equity Fund LP	Delaware	54.775% Jackson National Life Insurance Company
PPM Capital (Holdings) Limited	United Kingdom	100% M&G Limited
PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC
PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited
PPM Ventures Pty Limited	Australia	100% CIMPL Pty Limited
PPMC First Nominees Limited	United Kingdom	100% M&G Limited
PPS Five Limited	United Kingdom	100% Reeds Rains Prudential Limited
PPS Nine Limited	United Kingdom	100% Prudential Property Services Limited
PPS Twelve Limited	United Kingdom	100% Prudential Property Services Limited
PT Paja Indonesia	Indonesia	100% PT Prudential Life Assurance
PT Prudential Life Assurance	Indonesia	94.6% Prudential Corporation Holdings Limited
PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance Company Limited
Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Park Avenue (Singapore Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Park Avenue Investments (Guernsey) Limited	Guernsey	50% Prudential (Netherlands) BV
Pru Life Assurance Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Pru Life Insurance Corporation of UK	Philippines	100% Prudential Corporation Holdings Limited
Pru Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential (A1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B3) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B4) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five) Limited	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Four) Limited	Gibraltar	100% Prudential (US Holdco 1) Limited
Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Australia One Limited
Prudential (LPH One) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (LPH Two) Limited	Gibraltar	100% Prudential (LPH One) Limited
Prudential (Namibia) Unit Trusts Limited	Namibia	93% Prudential Portfolio Managers (Namibia) (Pty) Limited
Prudential (Netherlands One) Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential (Netherlands) BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential (TC) Limited	Guernsey	100% Prudential (Netherlands) BV
Prudential (US Holdco 1) BV	Netherlands	100% Prudential (US Holdco 1) Limited
Prudential (US Holdco 1) Limited	United Kingdom	76.72% Brooke LLC 23.28% Prudential Four Limited
Prudential (US Holdco 2) BV	Netherlands	100% Prudential (US Holdco 1) BV
Prudential (US Holdco 2) Limited	Gibraltar	100% Holborn Delaware LLC
Prudential (US Holdco 3) BV	Netherlands	100% Prudential (US Holdco 2) BV
Prudential – AA Office Joint Venture Company	Vietnam	70% Prudential Vietnam Assurance Private Limited
Prudential / M&G UKCF GP Limited	United Kingdom	100% M&G Limited
Prudential Al-Wara’ Asset Management Berhad	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Annuities Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Asset Management (Hong Kong) Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Asset Management (Singapore) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Asset Management Limited	United Arab Emirates	100% Prudential Corporation Holdings Limited
Prudential Assurance Company Singapore (Pte) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad
Prudential Assurance Singapore (Property Services) Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Atlantic Reinsurance Company Limited	Ireland	100% Prudential Corporation Holdings Limited
Prudential Australia Holdings (UK) Limited	United Kingdom	100% Prudential (Netherlands) BV
Prudential Australia Holdings (UK) Two Limited	United Kingdom	100% Prudential Australia Holdings (UK) Limited
Prudential Australia One Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings Limited
Prudential Capital (Singapore) Pte. Ltd. Prudential Tower	Singapore	100% Prudential Capital Holding Company Ltd.
Prudential Capital Holding Company Limited	United Kingdom	100% Prudential plc
Prudential Capital PLC	United Kingdom	100% Prudential Capital Holding Company Limited
Prudential Corporate Pensions Trustee Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Corporation Australasia Holdings Pty Limited	Australia	100% Prudential Group Holdings Limited
Prudential plc	United Kingdom	Publicly Traded
Prudential Corporation Holdings Limited	United Kingdom	100% Prudential Holdings Limited
Prudential Corporation Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Distribution Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Europe Assurance Holdings plc	Scotland	100% MM&S (2375) Limited
Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential Financial Services Limited	United Kingdom	100% Prudential plc
Prudential Five Limited	United Kingdom	100% Prudential plc
Prudential Four Limited	United Kingdom	97.62% Prudential Corporation Holdings Limited 2.38% Prudential plc
Prudential Fund Management Berhad	Malaysia	100% Nova Sepadu Sdn Bhd
Prudential Fund Management Services Private Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential GP Limited	Scotland	100% M&G Limited
Prudential General Insurance Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential Group Holdings Limited	United Kingdom	100% Prudential plc
Prudential Group Pensions Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Group Secretarial Services Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Health Holdings Limited	United Kingdom	25% The Prudential Assurance Company Limited
Prudential Health Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Holborn Life Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Holdings Limited	Scotland	100% Prudential plc
Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential IP Services Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential International Assurance plc	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential International Management Services Limited	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential Investments (UK) Limited	United Kingdom	100% Prudential Capital Holding Company
Prudential Jersey (No 2) Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Jersey Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Lalondes Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Life Assurance (Thailand) Public Company Limited	Thailand	42.59% North Sathorn Holdings Company Limited 32.11% Staple Limited 24.82% Prudential Corporation Holdings Limited 0.48% Others
Prudential Lifetime Mortgages Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Logistics Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential Pensions Administration Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Pensions Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Personal Equity Plans Limited	United Kingdom	100% M&G Limited
Prudential Phoebus Lux S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential Portfolio Managers (Namibia) (Pty) Limited	Namibia	75% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers (South Africa) (Pty) Limited	South Africa	75% M&G Limited
Prudential Portfolio Managers (South Africa) Life LimiteD	South Africa	99.4% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers Unit Trusts Limited	South Africa	94% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Process Management Services India Private Limited	India	99.97% Prudential Corporation Holdings Limited 0.03% Prudential UK Services Limited
Prudential Properties Trusty Pty Limited	Australia	100% The Prudential Assurance Company Limited
Prudential Property Investment Management (Singapore) Pte Limited	Singapore	50% Prudential Singapore Holdings Pte Limited 50% PruPIM Ltd
Prudential Property Investment Managers Limited	United Kingdom	100% M&G Limited
Prudential Property Services (Bristol) Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Property Services Limited	United Kingdom	100% Prudential plc
Prudential Protect Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Quest Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Retirement Income Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Securities Limited	United Kingdom	50% Prudential (B1) Limited 50% Prudential (B2) Limited
Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Services Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential Services Singapore Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Singapore Holdings Pte Limited	Singapore	100% Prudential Corporation Holdings Limited
Prudential Staff Pensions Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Trustee Company Limited	United Kingdom	100% M&G Limited
Prudential UK Services Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Unit Trusts Limited	United Kingdom	100% M&G Limited
Prudential Vietnam Assurance Private Limited	Vietnam	100% Prudential Corporation Holdings Limited
Prudential Vietnam Finance Company Limited	Vietnam	100% Prudential Holborn Life Limited
Prudential Vietnam Fund Management Private Limited Company	Vietnam	100% Prudential Vietnam Assurance Private Limited
Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prutec Limited	United Kingdom	100% The Prudential Assurance Company Limited
Quinner AG	Germany	100% Prudential Corporation Holdings Limited
Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services Limited
Securities Lending Cash Collateral Fund LLC	Delaware	100% Jackson Funds
Securities Lending Liquidating Fund LLC	Delaware	100% Jackson Funds
SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.
SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.
SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.
SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.
Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable ISA Managers Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Assurance Society	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable PEP and ISA Nominees Limited	Scotland	100% Scottish Amicable Life Assurance Society
Snushalls Team Limited	United Kingdom	100% Prudential Property Services Limited
Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital I LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital II LLC	Michigan	100% Jackson National Life Insurance Company
Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings Limited
Stableview Limited	United Kingdom	100% M&G Limited
Staple Limited	Thailand	100% Prudential Corporation Holdings Limited
Staple Nominees Limited	United Kingdom	100% Prudential Personal Equity Plans Limited
The First British Fixed Trust Company Limited	United Kingdom	100% M&G Limited
The Forum, Solent, Management Company Limited	United Kingdom	100% The Prudential Assurance Company Limited
The Prudential Assurance Company Limited	United Kingdom	100% Prudential plc
True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings Limited
Wharfedale Acquisitions Limited	United Kingdom	100% Wharfedale Acquisitions Subholdings Limited
Wharfedale Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Wharfedale Acquisitions Subholdings Limited	United Kingdom	100% Wharfedale Acquisitions Holdings Limited
Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings Limited
Zelda Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Zelda Acquisitions Limited	United Kingdom	100% Zelda Acquisitions Holdings Limited

Item 27.   Number of Contract Owners as of February 28, 2011

           Qualified – 6,801
           Non-Qualified – 8,334

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate  jurisdiction  the question  whether  such  indemnification  by  it is  against  public  policy  as expressed  in the Act and will be  governed  by the final  adjudication  of such issue.

Item 29.         Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Michelle L. Carroll	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer and FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe	Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever	Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Scott Romine	Executive Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon Smith	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President and Controller
7601 Technology Way
Denver, CO 80237

Daniel W. Thomas	Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend	Executive Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Matt Witulski	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott	Assistant Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951
         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable.

Item. 32.        Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 28th day of April, 2011.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By:   /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By:    /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*
_ /s/ Thomas J. Meyer	April 28, 2011
Michael A. Wells, President, Chief
Executive Officer and Director

*
_ /s/ Thomas J. Meyer	April 28, 2011
James R. Sopha, Chief Operating Officer
and Director

*
_ /s/ Thomas J. Meyer	April 28, 2011
Clifford J. Jack, Executive Vice President
and Director

*	April 28, 2011
_ /s/ Thomas J. Meyer
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*
_ /s/ Thomas J. Meyer	April 28, 2011
Clark P. Manning, Jr., Chairman

*
_ /s/ Thomas J. Meyer	April 28, 2011
Robert A. Fritts, Senior Vice President and
Controller

*
_ /s/ Thomas J. Meyer	April 28, 2011
Leandra R. Knes, Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact
pursuant to Power of Attorney effective
April 7, 2011

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration  statements,  and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and  requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNL Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875 and 333-172877), JNL Separate Account III (File No. 333-41153), JNL Separate Account IV (File Nos. 333-108433 and 333-118131), and JNL Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS  WHEREOF,  the undersigned have executed this Power of Attorney effective as of the 7th day of April, 2011.

MICHAEL A. WELLS
______________________________________
Michael A. Wells, President, Chief
Executive Officer and Director

JAMES R. SOPHA
______________________________________
James R. Sopha, Chief Operating Officer
and Director

CLIFFORD J. JACK
______________________________________
Clifford J. Jack, Executive Vice President
and Director

P. CHAD MYERS
______________________________________
P. Chad Myers, Executive Vice President,
Chief Financial Officer and Director

CLARK P. MANNING, JR.
______________________________________
Clark P. Manning, Jr., Director

ROBERT A. FRITTS
______________________________________
Robert A. Fritts, Senior Vice President and
Controller

LEANDRA R. KNES
____________________________________
Leandra R. Knes, Director

EXHIBIT LIST

Exhibit No.  Description

5.

o.	Form of the Perspective Advisors II (SM) Fixed and Variable Annuity Application (VA410 05/11), attached hereto as EX-5o.

p.	Form of the Variable and Fixed Annuity Application (V3573 05/11), attached hereto as EX-5p.

7.

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD  ("Reinsurer"), with effective date May 2, 2011, attached hereto as EX-7i.

9.	Opinion and Consent of Counsel, attached hereto as EX-9.

10.           Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.

Due to size constraints, this filing is being made in 2 related submissions. This submission is the second of the 2 related submissions. The accession numbers of the previous related submissions are as follows:

0001140361-11-023660